Registration No. 333-148387

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 65	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Senior Vice President, General Counsel and Secretary
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Point Drive, Suite 300
West Chester, Ohio 45069

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under Transition20 Individual Flexible Premium Deferred Variable Annuity Contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

Transtion20—File No. 333-148387

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information, Appendix A

(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company ®

(b) Registrant	The Separate Account

(c) Portfolio companies	The Portfolios

(d) Portfolios prospectuses	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(b) Sales load	Early Withdrawal Charge

(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers

(d) Commissions	Distribution and Compensation Arrangements

(e) Portfolio company expenses	Expense Tables

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares

(b) (i) Allocations of premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(iii) Exchanges	Not Applicable

(c) Changes in contracts or operations	The Contract; The Separate Account

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values

(a) Purchases	Purchase Payments

(b) Impact of portfolio company investment performance	Purchase Payments

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Form N-4 Part A Item No.	Heading in Prospectus
(c) Daily calculation	Purchase Payments; Definitions

(d) Underwriter	Distribution and Compensation Arrangements

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Transfers; Our Right to Terminate

(e) Free look	Your Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above

(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above

(c) Frequent transfer arrangements	Not Applicable

20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Standardized Yield for the Money Market Subaccount

(b) Other subaccounts	(SAI) Performance Information; Appendices A and B to SAI

22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

Transition20®

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2013

This prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract.

The Contract is available for tax-qualified and non-tax-qualified annuity purchases. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, a Death Benefit, and an optional Enhanced Death Benefit. The Contract offers both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contract currently offers 42 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios

-Large Company Value Fund-Class II

-Mid Cap Value Fund-Class II

-Vista SM Fund-Class I

Davis Variable Account Fund, Inc.

-Value Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.

-Service Shares

Dreyfus Stock Index Fund, Inc.-Service Shares

Dreyfus Variable Investment Fund

-Money Market Portfolio

DWS Variable Series II

-Global Growth VIP-Class A

-Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

-Franklin Small Cap Value Securities Fund-Class 2

-Franklin U.S. Government Fund-Class 2

-Mutual Global Discovery Securities Fund-Class 2

-Mutual Shares Securities Fund-Class 2

-Templeton Foreign Securities Fund-Class 2

-Templeton Global Bond Securities Fund-Class 2

ALPS Variable Investors Trust

-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II

-Ibbotson Conservative ETF Asset Allocation Portfolio-
Class II

-Ibbotson Growth ETF Asset Allocation Portfolio-Class II

-Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II

AIM Invesco Variable Insurance Funds

(Invesco Variable Insurance Funds)

-Invesco V.I. American Value Fund -Series I

-Invesco V.I. Comstock Fund-Series I

AIM Invesco Variable Insurance Funds (continued)

-Invesco V.I. Global Real Estate Fund-Series II Shares

-Invesco V.I. International Growth Fund-Series II Shares

-Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

-Invesco V.I. Mid Cap Growth Fund -Series II Shares

-Invesco V.I. Small Cap Equity Fund-Series I Shares

Janus Aspen Series

-Balanced Portfolio-Service Shares

-Enterprise Portfolio-Service Shares

-Janus Portfolio-Service Shares

-Overseas Portfolio-Service Shares

Morgan Stanley-The Universal Institutional Funds, Inc.

-Mid Cap Growth Portfolio-Class I

Neuberger Berman Advisers Management Trust

-Guardian Portfolio-Class S

Oppenheimer Variable Account Funds

-Capital Appreciation Fund-Service Shares

-Global Fund-Service Shares

-Main Street Fund®-Service Shares

-Main Street Small Cap Fund®-Service Shares

PIMCO Variable Insurance Trust

-High Yield Portfolio-Administrative Class

-Real Return Portfolio-Administrative Class

-Total Return Portfolio-Administrative Class

Wilshire Variable Insurance Trust

-2015 ETF Fund

-2025 ETF Fund

-2035 ETF Fund

Effective May 1, 2013, DWS Global Thematic VIP changed its name to DWS Global Growth VIP.

Effective May 1, 2013, DWS Dreman Small Mid Cap Value VIP changed its name to DWS Small Mid Cap Value VIP.

Effective April 29, 2013, Invesco Van Kampen V.I. American Value Fund changed its name to Invesco V.I. American Value Fund.

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Effective April 29, 2013, Invesco Van Kampen V.I. Comstock Fund changed its name to Invesco V.I. Comstock Fund.

Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund changed its name to Invesco V.I. Mid Cap Growth Fund.

Effective April 30, 2013, Financial Investors Variable Insurance trust (FIVIT) changed its name to ALPS Variable Investors Trust (AVIT).

Effective April 30, 2013, Oppenheimer Global Securities Fund/VA changed its name to Oppenheimer Global Fund/VA.

Effective April 30, 2013, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA changed its name to Oppenheimer Main Street Small Cap Fund®/VA.

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this prospectus.

Cutoff Date
AllianceBernstein Variable Product Series: International Value Portfolio-Class B	April 30, 2010
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Dreyfus Investment Portfolios: MidCap Stock Portfolio-Service Shares	April 30, 2010
Morgan Stanley Universal Institutional Funds, Inc.: Core Plus Fixed Income Portfolio-Class I	April 30, 2010
Oppenheimer Variable Account Funds: Capital Income Fund/VA-Service Shares	April 30, 2009

Effective April 30, 2013, Oppenheimer Balanced Fund/VA changed its name to Oppenheimer Capital Income Fund/VA.

Fixed Investment Option

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

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This prospectus includes information you should know before investing in a Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2013, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission web site: www.sec.gov. The registration number for the Contract is 333-148387.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•      The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•      The Contract is not FDIC or NCUSIF insured.

•      The Contract involves investment risk and may lose value.

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Contract Availability

The Contract is not available in all states. To find out if it is available in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Right to Cancel

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract is included on pages 10-11 of this prospectus.

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DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Account Value. The sum of your “variable account value” and your “fixed account value.” Your “variable account value” is the value of your interest in all of the Subaccounts. Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuitant. The natural person on whose life Annuity Benefit payments are based. Annuity Benefit payments generally are made to the Annuitant as payee. More information about the Annuitant is included in the Contract section of this prospectus.

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary. The person entitled to receive any Death Benefit that is to be paid under the Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

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The Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. The Annuity Commencement Date on the Contract effective date is shown on the Contract specifications page.

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The Death Benefit Commencement Date is: (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments; or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. A contract described in this prospectus. The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, and any application for a rider or an endorsement to the Contract.

Contract Anniversary. The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year. Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Investment Factor. The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. The owner of the Contract. The words “you” and “your” in this prospectus also refer to the Owner.

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Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment. An amount received by us for the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account. Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value. An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: (1) any fees or charges that would apply upon a surrender; (2) any applicable premium tax or other taxes not previously deducted; and (3) the outstanding balance of any loans.

SEC. Securities and Exchange Commission.

Tax Qualified Contract. A contract that is intended to qualify for special tax treatment for certain retirement savings arrangements. The Contract specifications page indicates whether the Contract is a Tax-Qualified Contract.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to: (1) any payment that we make before we acknowledge the Written Request; and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	7.00%	7.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the Purchase Payment withdrawn, surrendered or annuitized. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 4 years. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

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The transfer fee currently applies to each transfer in excess of 12 in any Contract Year.

Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Contract	Contract with Enhanced Death Benefit Rider	Contract with Enhanced Death Benefit Rider Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.50%	1.75%	1.70%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.65%	1.90%	1.85%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

The Enhanced Death Benefit Rider is optional. If you want to add the Enhanced Death Benefit Rider to your Contract, you must request it when you purchase your Contract. There is no separate charge for this Rider but, if you select the Rider when you buy your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.53%	1.42%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc. The maximum expenses are the expenses of the DWS Global Growth VIP.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2012. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.90% are incurred.

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•	The maximum Portfolio expenses (1.42%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,070	$1,680	$2,092	$4,892
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$370	$1,180	$2,092	$4,892

Example 2: Contract with No Riders and Minimum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The minimum Portfolio expenses (0.53%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be	$955	$1,320	$1,468	$3,511
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$255	$820	$1,468	$3,511

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last five fiscal years through December 31, 2012, or from the end of the year of inception of a Subaccount, if later, to December 31, 2012; and (2) number of accumulation units outstanding as of the end of the period or year. [year ends?]

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is an individual deferred variable annuity, which is an insurance product. It is a contract between you and the Company, under which we promise to pay a stream of payments to you at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your investment as a variable annuity owner will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

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Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before the Annuity Commencement Date and before you surrender the Contract.

Optional Enhanced Death Benefit

If you select the Enhanced Death Benefit Rider when you purchase your Contract, it will ensure that historical Account Values are considered in the calculation of the Death Benefit.

You cannot terminate this Rider after the Contract effective date.

Tax Deferral

Your Contract is tax-deferred. This means you pay no taxes on the interest and investment gains in your Contract until you withdraw money from your Contract. You may transfer money from one investment option to another within your Contract without paying tax at the time of the transfer.

If your Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

•	If you withdraw money from your Contract or surrender your Contract before age 59 1/2, a penalty tax may be applicable.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The minimum initial Purchase Payment is $20,000. Other information about purchasing a Contract is set out in the Purchase Payments section of this prospectus. More information about ownership of a Contract is included in The Contract section of this prospectus.

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

What Fees and Charges Apply to the Contract?

We will charge the fees and charges listed below.

• An annual Contract maintenance fee	• A mortality and expense risk charge

• A transfer fee for certain transfers among investment options	• Premium taxes, if any

• An early withdrawal charge, if applicable	• Loan processing fee, if applicable

• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges under the Contract, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2012 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?

An early withdrawal charge may apply if you make withdrawals from your Contract, surrender your Contract or annuitize your Contract. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Contract maintenance fee when you surrender your Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1/2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gafri.com.

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THE PORTFOLIOS

Overview

The Separate Account currently is divided into 42 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the Portfolio’s investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Large Company Value Fund	Class II	American Century Investment Management	Domestic equity: Large value
Mid Cap Value Fund	Class II	American Century Investment Management	Domestic equity: Mid cap value
VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth
Davis Variable Account Fund, Inc.
Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	Domestic equity: Large blend
Dreyfus
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus CorporationIndex Manager: Mellon Capitol Management (an affiliate of The Dreyfus Corporation)	Domestic equity: Large blend
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable

DWS Variable Series II
Global Growth VIP	Class A	Deutsche Investment Management Americas	International equity: World stock

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PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Sub-Advisor: Dreman Value Management	Domestic equity: Small value
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Securities Fund	Class 2	Franklin Advisory Services	Domestic equity: Small value
Franklin U.S. Government Fund	Class 2	Franklin Advisers	Government bond: Intermediate government
Mutual Global Discovery Securities Fund	Class 2	Franklin Mutual Advisers	International equity: World stock
Mutual Shares Securities Fund	Class 2	Franklin Mutual Advisers	Domestic equity: Large value
Templeton Foreign Securities Fund	Class 2	Templeton Investment CounselSub-Advisor: Franklin Templeton Investment Management	International equity: Foreign large value
Templeton Global Bond Securities Fund	Class 2	Franklin Advisers	International bond: World bond
ALPS Variable Investors Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Moderate allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS AdvisersSub-Advisor: Ibbotson Associates	Balanced: Conservative allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Domestic equity: Large blend
Ibbotson Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS AdvisersSub-Advisor: Ibbotson Associates	Balanced: Conservative allocation
AIM Invesco Variable Insurance Trust (Invesco Variable Insurance Funds)
American Value Fund	Series I	Invesco Advisers	Domestic equity: Mid cap value
Comstock Fund	Series I	Invesco Advisers	Domestic equity: Large value
Global Real Estate Fund	Series II	Invesco Advisers	International equity: Global real estate
International Growth Fund	Series II	Invesco Advisers	International equity: Foreign large growth
Mid Cap Core Equity Fund	Series II	Invesco Advisers	Domestic equity: Mid cap blend
Mid Cap Growth Fund	Series II	Invesco Advisers	Domestic equity: Mid cap growth
Small Cap Equity Fund	Series I	Invesco Advisers	Domestic equity: Small blend
Janus Aspen Series
Balanced Portfolio	Service	Janus Capital Management	Balanced: Moderate allocation
Enterprise Portfolio	Service	Janus Capital Management	Domestic equity: Mid cap growth
Janus Portfolio	Service	Janus Capital Management	Domestic equity: Large growth
Overseas Portfolio	Service	Janus Capital Management	International equity: Foreign large growth
Morgan Stanley—The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	Domestic equity: Mid cap growth
Neuberger Berman Advisers Management Trust
Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	Domestic equity: Large blend
Oppenheimer Variable Account Funds
Capital Appreciation Fund	Service	OppenheimerFunds	Domestic equity: Large growth
Global Fund	Service	OppenheimerFunds	International equity: World stock
Main Street Fund®	Service	OppenheimerFunds	Domestic equity: Large blend
Main Street Small Cap Fund®	Service	OppenheimerFunds	Domestic equity: Small blend
PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management	Specialty bond: High yield bond
Real Return Portfolio	Administrative	Pacific Investment Management	General bond: Inflation-protected bond
Total Return Portfolio	Administrative	Pacific Investment Management	General bond: Intermediate term bond
Wilshire Variable Insurance Trust
2015 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2011-2015
2025 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2021-2025
2035 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2031-2035

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio”) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

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THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract was issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

You may purchase a Contract only through a registered securities representative.

The Contract is available for tax-qualified annuity purchases and non-tax-qualified annuity purchases.

•	Owners of Tax-Qualified Contracts must be between the ages of 18 and 85 on the Contract effective date.

•	Owners of other contracts must be between the ages of 0 and 85 on the Contract effective date.

To determine if you are eligible to purchase a Contract, we will use your age as of your last birthday.

We will allocate Purchase Payments to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. Purchase Payments must be received by us at our administrative office. Upon request, we will provide you with a receipt as proof of payment.

We must receive the initial Purchase Payment on or before the Contract effective date. We must receive each other Purchase Payment on or before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts.

	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments. We will apply your initial Purchase Payment to your account using the following rules.

•	If your application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•

If your application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing your Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

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Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations. The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

We reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel the Contract and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge.

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If at any time the amount allocated to an investment option is less than $500, we reserve the right to transfer the amount to the other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

We assess two types of fees and charges.

Fees and Charges Assessed against Your Contract

We assess fees and charges directly to your Contract. These fees and charges are the annual Contract maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

Contract Maintenance Fee	The Contract Maintenance Fee offsets expenses that we incur in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When and How Deducted

•       Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that the Contract is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

•       After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

•       We also deduct the full annual fee at the time of a surrender.

Waivers

•       Before the Commencement Date if the Account Value is at least $50,000 on the date the fee is due.

•       After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

•       After the Commencement Date where required to satisfy state law.

•       In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee	The Transfer Fee offsets costs that we incur in administering the Contracts.

Amount of Fee

$25 for each transfer in excess of 12 in any Contract Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers

Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs.

We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

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Early Withdrawal Charge	The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 7% of each Purchase Payment, depending on the number of years that have elapsed between the date we receive the Purchase Payment and the date we receive the withdrawal, surrender or annuitization request. The early withdrawal charge is calculated as a percentage of the Purchase Payment withdrawn, surrendered or annuitized.

Number of Full Years Elapsed	Early Withdrawal Charge
Less than 1 year	7.00%
1 year	6.00%
2 years	5.00%
3 years	4.00%
4 years or more	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization. For purposes of calculating the early withdrawal charge, we process withdrawals against Purchase Payments in the order in which we received them.

Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.

•       Free withdrawal privilege.

•       If your Contract is issued with a tax sheltered annuity endorsement, you are age 55 or older, you have severed your employment, and your Contract has been in force for at least 7 years.

•       If your Contract is issued with a tax sheltered annuity endorsement and your Contract has been in force for 10 years or more.

•       If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.

•       Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

•       In our discretion where we incur reduced sales and servicing expenses or where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge. You surrender your Contract when your Account Value is $100,000. Part of your Account Value ($20,000) comes from Purchase Payments held for one year, part of your Account Value ($30,000) comes from Purchase Payments held for two years, and the remainder of your Account Value ($50,000) comes from Purchase Payments held for three years. No waiver applies. We take an early withdrawal charge of $4,700 and you receive $95,300.

Charge on Purchase Payments held for 1 year	$1,200	($20,000 x 0.06)
Charge on Purchase Payments held for 2 years	$1,500	($30,000 x 0.05)
Charge on Purchase Payments held for 3 years	$2,000	($50,000 x 0.04)

Total early withdrawal charge	$4,700

Deduction for Early Withdrawal Charge When You Take a Withdrawal. Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 7%, you request $100, and no waiver applies, you receive $100, the charge is $7.53, and the total withdrawal from your account is $107.53.

Premium Taxes. Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses related to Loans. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. We also reserve the right to charge a loan processing fee for each loan. The loan processing fee offsets expenses that we incur in setting up and administering the loan. The maximum loan processing fee that we would charge is $50 for each loan. For more information about loans, see the Contract Loans section of this prospectus.

Fees and Charges Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

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Administration Charge	The Administration Charge offsets expenses that we incur in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge	The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.
•	We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•

We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Standard Contract

Daily charge equal to 0.004141% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

Contract with optional Enhanced Death Benefit Rider

Daily charge equal to 0.0048369% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.75%.

Contract issued with optional Enhanced Death Benefit Rider before May 1, 2009

Daily charge equal to 0.004698% of the daily accumulation unit value for each Subaccount, which corresponds to an effective annual rate of 1.70%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value. We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years. Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Expenses of the Portfolios. In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Fees and Charges

Except as described above, we will never charge more to your Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•

If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Waiver of Early Withdrawal Charges

Waivers under the Free Withdrawal Privilege. The free withdrawal privilege lets you withdraw some money from your Contract without deduction of an early withdrawal charge. The total amount that you can withdraw, surrender or annuitize during the same Contract Year without a charge under this privilege is 10% of the Purchase Payments that would otherwise be subject to the early withdrawal charge. You may not carry over any unused part of your free withdrawal privilege from one Contract Year to the next.

Waivers for Contracts with a Tax Sheltered Annuity Endorsement. We will waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract: (1) you are at least 55 years old; (2) you have severed your employment; and (3) your Contract has been in force for at least 7 years.

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We will also waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract, your Contract has been in force for 10 years or more.

Waivers for Certain Annuitizations. We will waive the early withdrawal charges that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver. (Rider form R6020808NW—Waiver of Early Withdrawal Charges for Extended Care Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver. (Rider form R6019408NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver. If the Social Security Administration determines, after the Contract effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Waivers of Fees or Charges. To determine if we will waive a fee or charge, in part or in full, due to reduced sales and servicing expenses, we will look at the relevant factors including the total amount of Purchase Payments to be received, and any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer in Good Order at our administrative office. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If the amount allocated to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If the amount allocated to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of the other investment option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts. Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account.

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

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Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Contract Year may not exceed the greater of 20% of your fixed account value as of the most recent Contract Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions.

•	You may not transfer amounts from the Fixed Accumulation Account during the first Contract Year.

•	You may transfer amounts from the Fixed Accumulation Account only during the 30-day period following a Contract Anniversary.

•	Amounts transferred from the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer. Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gafri.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

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Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).	Balance of the Fixed Accumulation Account must be at least $5,000. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Contract owner engages in more than 12 transfer events in one Contract Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Contract Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your Contract at any time before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or(3) the date that the Contract is surrendered. The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request. The amount available for withdrawal will be the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. The amount of each withdrawal must be at least $500. No withdrawal can be made that would reduce the Surrender Value of your Contract to less than $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in the total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order at our administrative office. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

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Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from your Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract than if annuitization were elected. Systematic withdrawals will reduce the amount available under the Free Withdrawal Privilege described above. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during an early withdrawal charge period.

For more information about a systematic withdrawal program, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Surrenders

You may surrender your Contract in full at any time before the earlier of: (1) the Annuity Commencement Date; or (2) a death for which a Death Benefit is payable. A full surrender will terminate the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order at our administrative office. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. For more information about loans, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. We also reserve the right to charge a loan processing fee for each loan. The maximum loan processing fee that we would charge is $50 for each loan.

These loans will be secured with an interest in your Contract. You must hold the amount necessary to secure all loans under your Contract (“collateral amount”) in the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account. The collateral amount held in the Fixed

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Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be equal to or greater than the minimum required under the law of the state when and where the Contract was issued.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount may be as low as 1%, the maximum “loan interest spread” is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•

A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects the Account Value, the Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

ANNUITY BENEFIT

When the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you.

Annuity Commencement Date. The Annuity Commencement Date as of the Contract effective date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

•	You may not change the Annuity Commencement Date to a date earlier than the first Contract Anniversary.

•	You may not change the Annuity Commencement Date to a date later than the Contract Anniversary following the 95th birthday of the eldest Owner, unless we agree.

Annuity Benefit Amount. If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then the Account Value as of the Annuity Commencement Date will be used to provide these payments. Otherwise, the Surrender Value as of the Annuity Commencement Date will be used to provide Annuity Benefit payments. The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Annuity Benefit Distribution Rules. Any settlement option election or change of a settlement option election is subject to the Annuity Benefit Distribution Rules provision of the Contract. These rules are summarized below.

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•	For a Tax Qualified Contract. Annuity Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•

For any other Contract. Annuity Benefit payments that are still payable after the death of the person controlling the payments must be made at least as rapidly as payments were being made at the time of death.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:

•	an Owner dies; or

•	an Owner is a non-natural person and the Annuitant dies.

For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount under the Standard Contract. The amount of the Death Benefit will be based on the greater of:

•	the Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Enhanced Death Benefit Rider. We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.

You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.

If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)

If you select this Rider, the amount of the Death Benefit will be based on the greatest of:

•	the Account Value on the Death Benefit Valuation Date;

•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals including withdrawals to pay charges; or

•	the Historic High Value as described below.

Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner (“largest account value”), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this “largest account value” was reached and any related early withdrawal charge or other related fees or charges.

There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.

Other Information about the Death Benefit Amount.

•

Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

•

The Death Benefit under this Rider will be reduced by any fees and charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans.

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•	We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date. The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death for which the Death Benefit is payable. If no designation is made, then the Death Benefit Commencement Date will be one year after the date of death.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

Lump Sum Payment of Death Benefit prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account. If the beneficiary has not closed this account, then the beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

Death Benefit Distribution Rules. Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•

For any other Contract. The Death Benefit must be paid either: (1) in full within 5 years of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually starting within one year of death.

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SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options. Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. We then deduct a pro-rata portion of the Contract maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment is determined as it would be if it were a fixed dollar payment calculated at our minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes interest at 1%, the payment will be less than the base payment if net investment performance of the applicable Subaccount(s) is less than 1%. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than 1%.

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Each variable dollar payment is reduced by a pro rata portion of the Contract Maintenance Fee divided by the number of payments to be made over a 12-month period.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the person controlling payments may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Nonhuman Payees under a Settlement Option. Except as stated below, the primary payee under a settlement option must be a human being. All settlement option payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a checking or savings account owned by the primary payee. Settlement option payments may be made as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

A nonhuman Owner or Beneficiary may be the primary payee. We may make other exceptions in our discretion.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annually or annually), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•

For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

THE CONTRACT

Your Contract is an agreement between you and the Company. Values, benefits and charges are calculated separately for your Contract.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators and Contracts owners and we will notify you of such changes.

At our discretion, we may suspend or discontinue sales of the Contracts.

Cancellation and Termination

Your Right to Cancel. You may cancel your Contract by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent or producer who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid.

If you cancel your Contract as set forth above, your Contract will be void and we will refund the Purchase Payments made for it plus any investment gains or minus any investment losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

•	When required by state law, the right to cancel period may be longer than 20 days.

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The cover page of your Contract explains the cancellation rights specific to your Contract.

During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment. If you exercise your right to cancel the Contract and we have allocated your Purchase Payments to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payments or your Account Value, without deduction of an early withdrawal charge.

Our Right to Terminate. We reserve the right to terminate your Contract at any time that the Surrender Value is less than $500. If we terminate your Contract, we will pay you the Surrender Value.

Ownership Provisions

Owner. The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If an Owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract. A trustee that owns a Contract is considered to be a non-natural person for all purposes under the Contract.

Successor Owner. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•

The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to the total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of: (1) the date we receive Due Proof of Death; or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

Civil Union Partners, Domestic Partners and Same-Gender Married Couples. The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

Joint Owners.

•	For a Tax Qualified Contract. No joint owner is permitted.

•

For any other Contract. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner will be deemed to be the sole Beneficiary of any Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation. A surviving joint owner who is the spouse (or civil union partner/domestic partner in applicable states) of the deceased owner may become the successor owner of the Contract in lieu of receiving the Death Benefit.

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Transfer of Ownership.

•	For a Tax Qualified Contract. You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•

For any other Contract. You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment.

•	For a Tax Qualified Contract. You may not pledge, charge, encumber, or in any way assign your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•

For any other Contract. You may assign all or any part of your rights under this Contract except: (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership; and (4) the right to elect a settlement option. The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity or tax effects of any assignment. If an assignment is allowed, then the rights of an assignee, including the right to any payment under the Contract, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•

For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•

For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

You generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation. You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•

For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees. A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when we determine in our sole discretion that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of

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such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Contract contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms. Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter. In turn, GAA pay sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

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Compensation Paid to GAA and All Selling Firms. Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

Some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

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Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

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Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types

•    IRC §408 (IRA, SEP, SIMPLE IRA)

•    IRC §408A (Roth IRA)

•    IRC §403(b) (Tax-Sheltered Annuity)

•    IRC §401 (Pension, Profit–Sharing, 401(k))

•    Governmental IRC §457(b)

•    IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred

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Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each Contract Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding.

•

If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents.

•	If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-148387.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

32

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company Portfolios Services Distribution of the Contracts Performance Information Annuitants	Beneficiaries Payees Glossary of Financial Terms Form of Benefit Payments under Settlement Options Federal Tax Matters Financial Statements

Copies of the Statement of Additional Information dated May 1, 2013 are available without charge.

To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:
Address:
City, State, Zip:

33

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
9.537958	1,562.772	9.447543	0.000	12/31/12
8.334348	9.605	8.272246	0.000	12/31/11
8.402481	9.663	8.356840	0.000	12/31/10
7.710746	9.730	7.684480	0.000	12/31/09
6.538193	9.820	6.529222	0.000	12/31/08
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
12.657280	1,982.746	12.537341	0.000	12/31/12
11.073724	9.575	10.991260	0.000	12/31/11
11.354804	1,427.741	11.293181	0.000	12/31/10
9.703709	1,427.808	9.670713	0.000	12/31/09
7.601231	9.790	7.590819	0.000	12/31/08
American Century VP VistaSM Fund-Class I (Inception Date 5/1/2008)
8.548899	6,123.884	8.467852	0.000	12/31/12
7.519002	6,123.946	7.462981	0.000	12/31/11
8.300222	6,124.006	8.255152	0.000	12/31/10
6.812324	5,643.798	6.789129	0.000	12/31/09
5.655781	4,968.497	5.648016	0.000	12/31/08
Davis Value Portfolio (Inception Date 5/1/2008)
9.157796	8,735.292	9.070988	0.000	12/31/12
8.235084	9,721.787	8.173719	0.000	12/31/11
8.737764	9,803.238	8.690304	0.000	12/31/10
7.878615	9,266.736	7.851788	0.000	12/31/09
6.107819	6,594.392	6.099434	0.000	12/31/08
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
11.041291	9.564	10.936639	0.000	12/31/12
10.051613	526.408	9.976743	0.000	12/31/11
10.153781	2,034.623	10.098670	0.000	12/31/10
9.013039	1,947.678	8.982378	0.000	12/31/09
6.867668	9.840	6.858253	0.000	12/31/08
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
10.362423	6,935.336	10.264193	0.000	12/31/12
9.125095	3,023.533	9.057114	0.000	12/31/11
9.129906	7,661.956	9.080330	0.000	12/31/10
8.104754	3,511.776	8.077166	0.000	12/31/09
6.537916	9.830	6.528948	0.000	12/31/08
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2008)
0.936750	15,972.641	0.927903	0.000	12/31/12
0.953569	22,237.417	0.946627	0.000	12/31/11
0.970172	84,496.644	0.965117	0.000	12/31/10
0.986766	86,323.645	0.983605	0.000	12/31/09
1.002203	100.000	1.000935	0.000	12/31/08
DWS Variable Series II Global Growth VIP-Class A (Inception Date 5/1/2008) (formerly DWS Global Thematic VIP)
8.272304	9.641	8.193855	0.000	12/31/12
7.092797	9.702	7.039930	0.000	12/31/11
8.423362	306.496	8.377611	0.000	12/31/10
7.535588	306.907	7.509923	0.000	12/31/09
5.327355	307.460	5.320037	0.000	12/31/08
DWS Variable Series II Small Mid Cap Value VIP-Class B (formerly DWS Dreman Small Mid Cap Value VIP)
11.164739	363.370	11.104081	0.000	12/31/12
10.013085	9.741	9.979094	0.000	12/31/11
10.869012	9.800	10.854168	0.000	12/31/10
FTVIP Franklin Small Cap Value Securities Fund-Class 2 (Inception Date 5/1/2009)
17.388157	953.919	17.258594	0.000	12/31/12
14.935116	292.939	14.854216	0.000	12/31/11
15.778499	14.888	15.724975	0.000	12/31/10
12.511827	9.882	12.494776	0.000	12/31/09
FTVIP Franklin U.S. Government Fund-Class 2 (Inception Date 5/1/2008)
11.373915	17,847.224	11.266160	0.000	12/31/12
11.351625	24,963.402	11.267130	0.000	12/31/11
10.921202	10,204.390	10.861957	0.000	12/31/10
10.547159	9,734.863	10.511325	0.000	12/31/09

34

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.402090	2,210.286	10.387884	0.000	12/31/08
FTVIP Mutual Global Discovery Securities Fund-Class 2 (Inception Date 5/1/2009)
13.918189	2,519.099	13.814444	0.000	12/31/12
12.485118	2,468.516	12.417447	0.000	12/31/11
13.081358	821.951	13.036943	0.000	12/31/10
11.879903	9.928	11.863686	0.000	12/31/09
FTVIP Mutual Shares Securities Fund-Class 2 (Inception Date 5/1/2008)
9.817862	6,829.107	9.724805	0.000	12/31/12
8.738684	4,758.649	8.673598	0.000	12/31/11
8.978578	4,215.855	8.929850	0.000	12/31/10
8.209972	2,922.705	8.182049	0.000	12/31/09
6.622608	1,803.749	6.613528	0.000	12/31/08
FTVIP Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2008)
9.042589	1,318.078	8.956840	0.000	12/31/12
7.777118	716.405	7.719162	0.000	12/31/11
8.848392	754.152	8.800356	0.000	12/31/10
8.299032	9.949	8.270782	0.000	12/31/09
6.157340	10.040	6.148898	0.000	12/31/08
FTVIP Templeton Global Bond Securities Fund-Class 2 (Inception Date 5/1/2009)
13.939158	5,051.763	13.835288	0.000	12/31/12
12.318269	7,310.151	12.251514	0.000	12/31/11
12.634499	2,031.919	12.591589	0.000	12/31/10
11.224531	662.881	11.209199	0.000	12/31/09
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.450975	83,620.863	10.351919	16,364.637	12/31/12
9.590173	81,100.257	9.518737	28,137.160	12/31/11
9.837992	76,518.939	9.784589	28,533.384	12/31/10
8.960661	73,852.293	8.930171	27,272.110	12/31/09
7.623026	14,030.619	7.612583	0.000	12/31/08
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.793711	15,378.420	10.691464	0.000	12/31/12
10.432200	14,477.067	10.354549	0.000	12/31/11
10.283660	14,629.796	10.227869	0.000	12/31/10
9.829127	6,883.821	9.795720	0.000	12/31/09
9.230725	9.980	9.218105	0.000	12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.034753	293,893.265	9.939648	12,019.497	12/31/12
9.036754	298,429.423	8.969440	0.000	12/31/11
9.538915	261,262.086	9.487138	0.000	12/31/10
8.518025	227,800.390	8.489042	0.000	12/31/09
6.948286	58,268.702	6.938758	0.000	12/31/08
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.619581	107,984.472	10.518969	0.000	12/31/12
10.010957	103,799.876	9.936441	0.000	12/31/11
10.069227	94,310.287	10.014597	0.000	12/31/10
9.403513	89,172.822	9.371545	0.000	12/31/09
8.439194	31,341.849	8.427648	0.000	12/31/08
Invesco V.I. American Value Fund-Series I (Inception Date 5/1/2008) (formerly Invesco Van Kampen V.I. American Value Fund)
11.489723	745.634	11.380797	0.000	12/31/12
9.959821	464.147	9.885617	0.000	12/31/11
10.034133	1,812.765	9.979652	0.000	12/31/10
8.346065	1,728.151	8.317655	0.000	12/31/09
6.096018	9.880	6.087649	0.000	12/31/08
Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011) (formerly Invesco Van Kampen V.I. Comstock Fund)
10.416708	379.686	10.381132	0.000	12/31/12
8.883788	379.752	8.871587	0.000	12/31/11
Invesco V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
9.330099	5,910.146	9.241667	0.000	12/31/12
7.420925	5,272.550	7.365637	0.000	12/31/11
8.089436	5,008.387	8.045510	0.000	12/31/10
7.015644	2,740.884	6.991756	0.000	12/31/09
5.441204	2,044.425	5.433736	0.000	12/31/08
Invesco V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
9.488676	683.445	9.398757	0.000	12/31/12
8.371617	679.031	8.309278	0.000	12/31/11

35

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
9.151696	9.802	9.102037	0.000	12/31/10
8.263220	139.574	8.235117	0.000	12/31/09
6.227659	9.960	6.219129	0.000	12/31/08
Invesco V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
10.260163	9.583	10.162903	0.000	12/31/12
9.431574	9.644	9.361314	0.000	12/31/11
10.256592	9.704	10.200908	0.000	12/31/10
9.165661	9.771	9.134476	0.000	12/31/09
7.176816	9.860	7.166981	0.000	12/31/08
Invesco V.I. Mid Cap Growth Fund-Series II Shares (Inception Date 5/1/2012) (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund)
9.762399	1,413.080	9.748831	0.000	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
11.691316	3,610.069	11.580498	0.000	12/31/12
10.438157	2,994.881	10.360392	0.000	12/31/11
10.690556	2,994.941	10.632511	0.000	12/31/10
8.456375	2,785.659	8.427595	0.000	12/31/09
7.089159	2,459.382	7.079435	0.000	12/31/08
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
12.070158	4,970.098	11.955811	0.000	12/31/12
10.825763	5,350.272	10.745182	0.000	12/31/11
10.859888	4,366.624	10.800990	0.000	12/31/10
10.212868	2,855.080	10.178170	0.000	12/31/09
8.268770	4,574.804	8.257463	0.000	12/31/08
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 5/1/2008)
10.902111	1,965.118	10.798745	0.000	12/31/12
9.476155	425.909	9.405543	0.000	12/31/11
9.796679	425.968	9.743467	0.000	12/31/10
7.935709	347.972	7.908675	0.000	12/31/09
5.586123	9.820	5.578446	0.000	12/31/08
Janus Aspen Janus Portfolio-Service Shares (Inception Date 5/1/2008)
10.253753	5,020.427	10.156590	0.000	12/31/12
8.814927	4,278.455	8.749278	0.000	12/31/11
9.488147	4,309.673	9.436641	0.000	12/31/10
8.443331	2,231.189	8.414601	0.000	12/31/09
6.311822	9.880	6.303167	0.000	12/31/08
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2008)
7.465736	19,904.204	7.394940	0.000	12/31/12
6.707497	22,132.294	6.657510	0.000	12/31/11
10.079518	21,269.623	10.024782	0.000	12/31/10
8.197607	19,661.306	8.169685	0.000	12/31/09
4.654584	16,319.478	4.648190	0.000	12/31/08
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
10.910355	1,449.868	10.806904	0.000	12/31/12
10.207286	476.239	10.131227	0.000	12/31/11
11.173899	2,507.282	11.113219	0.000	12/31/10
8.586406	9.741	8.557176	0.000	12/31/09
5.537515	9.830	5.529916	0.000	12/31/08
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)
10.232883	9.466	10.135887	0.000	12/31/12
9.241022	9.526	9.172181	0.000	12/31/11
9.694307	9.585	9.641662	0.000	12/31/10
8.287276	9.651	8.259061	0.000	12/31/09
6.506593	9.740	6.497655	0.000	12/31/08
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
9.299132	2,048.677	9.210956	0.000	12/31/12
8.308765	1,577.015	8.246852	0.000	12/31/11
8.565581	1,447.490	8.519047	0.000	12/31/10
7.979565	1,295.811	7.952382	0.000	12/31/09
5.628378	9.840	5.620644	0.000	12/31/08
Oppenheimer Global Fund/VA-Service Shares (Inception Date 5/1/2008) (formerly Oppenheimer Global Securities Fund)
10.393280	2,142.291	10.294774	0.000	12/31/12
8.737880	1,954.978	8.672789	0.000	12/31/11
9.712414	1,894.964	9.659698	0.000	12/31/10
8.534953	1,828.478	8.505919	0.000	12/31/09
6.227401	1,812.357	6.218865	0.000	12/31/08

36

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
10.402836	482.283	10.304219	0.000	12/31/12
9.071513	9.674	9.003930	0.000	12/31/11
9.252498	9.733	9.202253	0.000	12/31/10
8.122163	9.800	8.094510	0.000	12/31/09
6.452149	9.890	6.443302	0.000	12/31/08
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares (Inception Date 5/1/2008) (formerly Oppenheimer Main Street Small- & Mid-Cap Fund)
11.813612	2,007.413	11.701598	0.000	12/31/12
10.208811	1,079.606	10.132740	0.000	12/31/11
10.633151	1,619.805	10.575412	0.000	12/31/10
8.785854	455.645	8.755937	0.000	12/31/09
6.526238	456.089	6.517283	0.000	12/31/08
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
13.226198	4,200.908	13.100950	0.000	12/31/12
11.763367	3,145.859	11.675850	0.000	12/31/11
11.571128	3,246.104	11.508388	0.000	12/31/10
10.274805	473.326	10.239914	0.000	12/31/09
7.439093	9.990	7.428920	0.000	12/31/08
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
12.957134	8,112.690	12.834399	0.000	12/31/12
12.114203	6,086.545	12.024051	0.000	12/31/11
11.028714	1,858.092	10.968893	0.000	12/31/10
10.372451	1,570.040	10.337220	0.000	12/31/09
8.907826	361.814	8.895654	0.000	12/31/08
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
13.100876	24,424.268	12.976800	0.000	12/31/12
12.154619	20,032.328	12.064181	0.000	12/31/11
11.927199	23,198.556	11.862516	0.000	12/31/10
11.216745	17,679.787	11.178643	0.000	12/31/09
9.997924	7,633.555	9.984266	0.000	12/31/08
Wilshire 2015 ETF Fund (Inception Date 5/1/2008)
11.164951	9.644	11.059150	0.000	12/31/12
10.093866	9.704	10.018704	0.000	12/31/11
10.105278	9.763	10.050438	0.000	12/31/10
9.212138	9.831	9.180815	0.000	12/31/09
7.781991	9.920	7.771334	0.000	12/31/08
Wilshire 2025 ETF Fund (Inception Date 5/1/2008)
10.615839	9.622	10.515215	0.000	12/31/12
9.575577	9.683	9.504257	0.000	12/31/11
9.710292	9.743	9.657562	0.000	12/31/10
8.823573	9.810	8.793544	0.000	12/31/09
7.447666	9.900	7.437452	0.000	12/31/08
Wilshire 2035 ETF Fund (Inception Date 5/1/2008)
10.080684	9.604	9.985122	0.000	12/31/12
8.984792	9.665	8.917859	0.000	12/31/11
9.291323	9.724	9.240885	0.000	12/31/10
8.386081	9.791	8.357552	0.000	12/31/09
7.053590	9.880	7.043926	0.000	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2012. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in a special Supplemental Prospectus dated May 1, 2013 for Closed Subaccounts.

37

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions. To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract owner notifying the Contract owner that: (1) we have identified the Contract owner as a person engaging in harmful trading practices; and (2) if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current quarter of the Contract Year; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company: (1) to provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and (2) to prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

38

APPENDIX C: DEATH BENEFIT EXAMPLES

Example of Determination of Death Benefit Amount under the Basic Contract

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the Standard Contract.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000; and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

39

Example of Determination of Death Benefit Amount under the Optional Enhanced Death Benefit Rider

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the optional Enhanced Death Benefit Rider.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000;

•	the Historic High Value is $140,000 and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the Historic High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	Historic High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the reduced Historic High Value amount.

Historic High Value	$140,000
Less proportional reduction for withdrawals	–15,556

Historic High Value reduced for withdrawals	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

40

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2013 FOR CLOSED SUBACCOUNTS

Access100 (333-148676)	ContributorPlus® (333-148459)	Flex(b) (333-148444)
Transition20® (333-148387)	TotalGroup® (333-148940)

Annuity Investors Life Insurance Company is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2013, for the variable annuity contracts listed above (individually, a “Contract” and collectively, the “Contracts”). Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below. Each Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on the date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Closed Subaccount	Date Closed	Closed Subaccount	Date Closed
AllianceBernstein Variable Product Series -International Value Portfolio-Class B	April 30, 2010	Morgan Stanley Universal Institutional Funds, Inc. -Core Plus Fixed Income Portfolio-Class I	April 30, 2010

Calamos Advisors Trust -Growth and Income Portfolio	April 30, 2012	Oppenheimer Variable Account Funds -Capital Income Fund/VA-Service Shares	April 30, 2009

Dreyfus Investment Portfolios -MidCap Stock Portfolio-Service Shares	April 30, 2010

Effective April 30, 2013, Oppenheimer Balanced Fund/VA changed its name to Oppenheimer Capital Income Fund/VA.

A Statement of Additional Information (“SAI”) dated May 1, 2013, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. The SAI is part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission website: http:\\www.sec.gov. The registration numbers for the Contracts are set out in the Contract list at the top of this page.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.

FINANCIAL INFORMATION RELATED TO CLOSED SUBACCOUNTS

Condensed Financial Information. Appendix A to this Supplemental Prospectus provides condensed financial information with respect to the Closed Subaccounts. For each Closed Subaccount, it includes the following information: (1) year-end accumulation unit value for the Closed Subaccount for each of the last five fiscal years through December 31, 2012, or from the end of the year of inception of a Subaccount, if later, to December 31, 2012; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

1

UNDERLYING PORTFOLIOS FOR CLOSED SUBACCOUNTS

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners or Participants who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors. This date is listed on the first page of this Supplemental Prospectus.

Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, its investment advisor and other service providers, and its expenses. There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any Portfolio.

You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to a Closed Subaccount or the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
AllianceBernstein Variable Product Series
AllianceBernstein International Value Portfolio	Class B	AllianceBernstein	International equity: Foreign value

Calamos Advisors Trust
Growth and Income Portfolio	N/A	Calamos Advisors	Balanced: Moderate allocation

Dreyfus Investment Portfolios
Dreyfus MidCap Stock Portfolio	Service	The Dreyfus Corporation	Domestic equity: Mid cap blend

Morgan Stanley The Universal Institutional Funds, Inc.
Morgan Stanley UIF Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	General bond: Intermediate term bond

Oppenheimer Variable Account Funds
Oppenheimer Capital Income Fund/VA	Service	OppenheimerFunds	Balanced: Moderate allocation

Expenses of the Portfolios. In addition to charges and deductions by us, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information of the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Allocations to Closed Subaccounts. You may allocate purchase payments to a Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of the applicable date set out on the first page of this Supplemental Prospectus. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio for new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

APPENDIX A: CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit Information for Access100; ContributorPlus; Flex(b); Transition20 and TotalGroup variable annuities with respect to the Closed Subaccounts from the end of the year of inception (the commencement date of the public offering of the Contracts) through December 31, 2012. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of April 30, 2008.

2

Condensed Financial Information for Access 100

Standard (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.95% Total Separate Account Expenses) Accumulation Units Outstanding	(2.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (2.00 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.750766	2,719.724	5.696223	0.000	5.685533	0.000	12/31/12
5.126119	3,167.475	5.087903	0.000	5.080959	0.000	12/31/11
6.476212	2,923.074	6.441039	0.000	6.435542	0.000	12/31/10
6.319785	2,678.796	6.298265	0.000	6.296110	0.000	12/31/09
4.787477	9.920	4.780896	0.000	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
11.070278	318.073	10.965364	0.000	10.944813	0.000	12/31/12
10.392673	14,943.863	10.315280	0.000	10.301238	0.000	12/31/11
10.779388	4,207.809	10.720876	0.000	10.711750	0.000	12/31/10
9.831745	1,142.951	9.798300	0.000	9.794951	0.000	12/31/09
7.177415	9.880	7.167584	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
11.519571	2,167.660	11.410382	3,053.042	11.389006	475.033	12/31/12
9.825530	3,232.379	9.752334	3,923.023	9.739059	749.744	12/31/11
9.980352	3,046.902	9.926160	3,204.925	9.917702	784.474	12/31/10
8.001784	455.522	7.974544	0.000	7.971813	0.000	12/31/09
6.018251	9.860	6.009990	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.601602	4,487.551	11.491731	4,337.065	11.470177	1,438.735	12/31/12
10.790628	5,088.019	10.710347	4,701.145	10.695756	1,623.913	12/31/11
10.395265	5,438.270	10.338892	4,351.586	10.330062	1,688.643	12/31/10
9.874876	4,799.371	9.841332	2,674.599	9.837953	1,327.466	12/31/09
9.166620	650.314	9.154096	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008) (formerly Oppenheimer Balanced Fund)
8.319724	9.641	8.240846	0.000	8.225411	0.000	12/31/12
7.554273	9.702	7.497984	0.000	7.487785	0.000	12/31/11
7.659114	9.762	7.617520	0.000	7.611029	0.000	12/31/10
6.918376	9.829	6.894826	0.000	6.892469	0.000	12/31/09
5.790847	9.920	5.782902	0.000	N/A	N/A	12/31/08

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Condensed Financial Information for ContributorPlus

Standard (1.55% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.55% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.75% Total Separate Account Expenses) Accumulation Units Outstanding	(1.80% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.80 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.805705	5,673.050	5.750766	0.000	5.740063	422.848	12/31/12
5.164525	6,322.410	5.126119	0.000	5.119180	358.061	12/31/11
6.511487	6,645.585	6.476212	0.000	6.470723	298.048	12/31/10
6.341336	1,197.285	6.319785	0.000	6.317642	0.000	12/31/09
4.794041	1,251.483	4.787477	0.000	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
11.175998	3,694.174	11.070278	0.000	11.049661	0.000	12/31/12
10.470497	2,537.756	10.392673	0.000	10.378610	0.000	12/31/11
10.838102	2,352.569	10.779388	0.000	10.770260	0.000	12/31/10
9.865227	922.688	9.831745	0.000	9.828401	0.000	12/31/09
7.187246	10.280	7.177415	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
11.629625	1,395.400	11.519571	0.000	11.498147	0.000	12/31/12
9.899149	1,504.652	9.825530	0.000	9.812254	0.000	12/31/11
10.034749	1,395.033	9.980352	0.000	9.971918	0.000	12/31/10
8.029080	797.187	8.001784	0.000	7.999073	0.000	12/31/09
6.026508	712.749	6.018251	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.712342	1,294.113	11.601602	0.000	11.580012	0.000	12/31/12
10.871392	1,237.715	10.790628	0.000	10.776042	0.000	12/31/11
10.451856	1,357.913	10.395265	0.000	10.386464	0.000	12/31/10
9.908474	10.289	9.874876	0.000	9.871516	0.000	12/31/09
9.179147	10.380	9.166620	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008) (formerly Oppenheimer Balanced Fund)
8.399174	177.747	8.319724	0.000	8.304215	0.000	12/31/12
7.610835	177.808	7.554273	0.000	7.544036	0.000	12/31/11
7.700835	177.867	7.659114	0.000	7.652621	0.000	12/31/10
6.941948	10.229	6.918376	0.000	6.916029	0.000	12/31/09
5.798780	10.320	5.790847	0.000	N/A	N/A	12/31/08

Condensed Financial Information for Flex(b)

Standard (1.25% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.25% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.45% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.45% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.50% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.50 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.889007	61,082.542	5.833342	1,670.535	5.822484	1,036.743	12/31/12
5.222636	53,462.413	5.183823	1,532.172	5.176816	866.311	12/31/11
6.564741	42,750.948	6.529186	1,271.034	6.523675	719.291	12/31/10
6.373763	29,251.599	6.352123	918.636	6.349977	121.734	12/31/09
4.803904	3,918.322	4.797333	339.287	N/A	N/A	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
11.336179	101,039.315	11.229143	0.000	11.208232	78.355	12/31/12
10.588120	74,014.102	10.509571	0.000	10.495345	46.716	12/31/11
10.926610	43,921.211	10.867537	0.000	10.858317	14.697	12/31/10
9.915594	15,333.947	9.882005	0.000	9.878631	0.000	12/31/09
7.201989	3,523.806	7.192157	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
11.796370	8,196.355	11.684972	120.959	11.663223	0.000	12/31/12
10.010420	6,944.323	9.936124	118.452	9.922688	0.000	12/31/11
10.116740	6,531.179	10.062022	86.567	10.053508	0.000	12/31/10
8.070113	3,064.216	8.042748	71.870	8.040012	0.000	12/31/09
6.038900	234.311	6.030640	50.891	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.880151	215.696	11.768028	0.000	11.746112	0.000	12/31/12
10.993467	236.334	10.911949	0.000	10.897185	0.000	12/31/11

4

Standard (1.25% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.25% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.45% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.45% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.50% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.50 % Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.537190	737.747	10.480230	0.000	10.471355	0.000	12/31/10
9.959007	427.662	9.925294	0.000	9.921923	0.000	12/31/09
9.197916	27.744	9.185400	0.000	N/A	N/A	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008) (formerly Oppenheimer Balanced Fund)
8.519586	14,213.247	8.439106	0.000	8.423405	0.000	12/31/12
7.696365	16,234.887	7.639238	0.000	7.628905	0.000	12/31/11
7.763765	17,184.680	7.721749	0.000	7.715217	0.000	12/31/10
6.977418	15,110.910	6.953750	0.000	6.951382	0.000	12/31/09
5.810678	4,005.178	5.802745	0.000	N/A	N/A	12/31/08

Condensed Financial Information for TotalGroup

Standard (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Standard (1.00% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.00% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.029773	0.000	5.959140	3,909.176	12/31/12
5.320401	0.000	5.271400	4,681.245	12/31/11
6.653954	0.000	6.609293	4,631.294	12/31/10
6.427891	0.000	6.400844	2,460.730	12/31/09
4.820304	0.000	4.812121	79.140	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
11.606873	0.000	11.471036	3,174.491	12/31/12
10.786091	0.000	10.686877	2,951.429	12/31/11
11.074980	0.000	11.000721	2,806.139	12/31/10
9.999664	0.000	9.957634	2,003.097	12/31/09
7.226498	0.000	7.214261	9.880	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
12.078126	0.000	11.936716	294.748	12/31/12
10.197661	0.000	10.103800	268.758	12/31/11
10.254188	0.000	10.185373	251.550	12/31/10
8.138624	0.000	8.104363	106.221	12/31/09
6.059494	0.000	6.049206	15.870	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
12.163741	0.000	12.021389	1,574.449	12/31/12
11.198930	0.000	11.095922	345.266	12/31/11
10.680224	0.000	10.608601	659.030	12/31/10
10.043383	0.000	10.001181	312.213	12/31/09
9.229152	0.000	9.213551	9.980	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008) (formerly Oppenheimer Balanced Fund)
8.723049	0.000	8.620929	9.556	12/31/12
7.840284	0.000	7.768147	9.636	12/31/11
7.869214	0.000	7.816423	80.263	12/31/10
7.036615	0.000	7.007018	101.774	12/31/09
5.830476	0.000	5.820592	9.920	12/31/08

5

Condensed Financial Information for Transition20

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
5.778220	9.641	5.723401	0.000	12/31/12
5.145312	9.702	5.106955	0.000	12/31/11
6.493842	9.762	6.458571	0.000	12/31/10
6.330561	184.576	6.308997	0.000	12/31/09
4.790762	9.920	4.784183	0.000	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
11.123110	5,701.186	11.017686	0.000	12/31/12
10.431591	3,876.309	10.353889	0.000	12/31/11
10.808762	3,082.946	10.750076	0.000	12/31/10
9.848500	1,257.332	9.814998	0.000	12/31/09
7.182336	1,258.639	7.172498	0.000	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
11.574582	9.584	11.464873	0.000	12/31/12
9.862350	9.644	9.788875	0.000	12/31/11
10.007566	9.704	9.953233	0.000	12/31/10
8.015439	9.771	7.988161	0.000	12/31/09
6.022384	9.860	6.014118	0.000	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.656952	9.700	11.546530	0.000	12/31/12
10.831027	9.761	10.750416	0.000	12/31/11
10.423589	9.821	10.367048	0.000	12/31/10
9.891696	9.889	9.858095	0.000	12/31/09
9.172891	9.980	9.160361	0.000	12/31/08
Oppenheimer Capital Income Fund/VA Service Shares (Inception Date 5/1/2008) (formerly Oppenheimer Balanced Fund)
8.359428	1,725.605	8.280213	0.000	12/31/12
7.582543	1,687.374	7.526086	0.000	12/31/11
7.679976	1,649.292	7.638297	0.000	12/31/10
6.930174	1,601.630	6.906605	0.000	12/31/09
5.794814	1,505.094	5.786875	0.000	12/31/08

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2013 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Access100 Contracts

ContributorPlus Contracts

Flex(b) Contracts

Transition20 Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders were available with Access100 Contracts, ContributorPlus Contracts, Flex(b) Contracts, and Transition20 Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2013, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2013, contains more information about the Separate Account and the Contracts. The SAI is part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

Access100 Contract	333-148676	Flex(b) Contract	333-148444
ContributorPlus Contract	333-148459	Transition20 Contract	333-148387

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

1

SUPPLEMENT TO EXPENSE TABLES	3
SUPPLEMENT TO EXAMPLES	3
ACCESS100	4
CONTRIBUTORPLUS	4
FLEX(b)	4
TRANSITION20	5
RIDER DEFINITIONS	5
LIFETIME GRIP—GUARANTEED LIFETIME WITHDRAWAL BENEFIT	6
Lifetime GRIP Definitions	6
Activation of the Rider	6
Some Factors to Consider Before You Activate the Rider	7
Required Allocations to Designated Subaccounts	7
Rider Charge	8
Benefit Start Date	8
Benefit Payments	8
Benefit Amount	9
Benefit Percentage	9
Benefit Base Amount	9
Rollup Amounts	9
Excess Withdrawal Adjustments	10
Resetting the Benefit Base Amount	10
Termination of Benefit Payments	11
ENHANCED BENEFIT AFTER AGE 65—LIFETIME GRIPPLUS	11
Spousal Benefit	11
EXAMPLES FOR GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER	12
Example of Impact of Excess Withdrawal on Benefits	12
Examples of Benefit Base Amount Calculation	13
PAYPLAN—GUARANTEED MINIMUM WITHDRAWAL BENEFIT	14
PayPlan Definitions	14
Activation of the Rider	14
Some Factors to Consider Before You Activate the Rider	14
Required Allocations to Designated Subaccounts	15
Rider Charge	15
Benefit Start Date	15
Benefit Payments	16
Benefit Amount	16
Benefit Base Amount	16
Excess Withdrawal Adjustments	16
Resetting the Benefit Base Amount	17
Duration of Benefits	17
EXAMPLES FOR GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER	18
Example of Impact of Excess Withdrawal on Benefits	18
Examples of Benefit Base Amount Calculation	19
OTHER INFORMATION ABOUT THE RIDERS	20
Impact of the Rider on the Contract	20
Rider Provisions Related to Loans	21
Impact of Rider Benefit Payments and Charges	21
Termination of the Rider	21

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in your Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2013. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES

The information in this section supplements the Examples section in the applicable Contract prospectus. The following assumptions apply to all examples.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•

You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (1.00%) among the underlying Portfolios in which the Designated Subaccounts invest.

•

You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred. The rider rollup rate is 6%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 is incurred.

3

ACCESS100

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 2.00% are incurred.

Because there are no early withdrawal charges in the Access100 contract, your costs are the same whether you surrender, annuitize, or keep your Contract.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:	$548	$1,760	$3,140	$7,407
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:	$548	$1,760	$3,140	$7,407

CONTRIBUTORPLUS

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.80% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,428	$2,399	$3,536	$7,195
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$528	$1,699	$3,036	$7,195

FLEX(b)

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.50% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,298	$2,207	$3,279	$6,867
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$498	$1,607	$2,879	$6,867

4

TRANSITION20

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In the example, we assume that Separate Account annual expenses of 1.90% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,238	$2,230	$3,088	$7,302
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$538	$1,730	$3,109	$7,302

Additional Information about Expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests. The Portfolio’s indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ended December 31, 2012. The Portfolio expenses in the examples will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs. The corresponding Ibbotson Conservative ETF Asset Allocation Subaccount invests in the Portfolio’s Class II shares. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 1.20% for Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit. A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount. The amount on which Benefit payments and Rider charges are based.

Benefit Start Date. The first day that a Benefit under the Rider is to be paid.

Designated Subaccount. Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Excess Withdrawal. Each withdrawal from the Contract on or after the Rider Effective Date, except a withdrawal to pay Rider charges or withdrawal to pay Rider Benefits.

Good Order. We cannot process information or a request until we have received your instructions in “good order” at our administrative office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payments or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Required Minimum Distribution. The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.

•

For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date. The Contract Effective Date or Contract Anniversary on which you activate the Rider.

5

Rider Issue Date. The date that the Rider is issued with or is added to your Contract. The Rider Issue Date is set out on the Rider specifications page.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

LIFETIME GRIP—GUARANTEED LIFETIME WITHDRAWAL BENEFIT

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Contract. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your Contract equal to the Benefit amount even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit. When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured. The person whose lifetime is used to measure the Benefits under the Rider. The Insured on the Rider Issue Date is set out on the Rider specifications page.

•	If you are the individual who is the Owner of the Contract on the Rider Issue Date, you are the Insured, without regard to any joint owner.

•	If an Owner is not a human being, then the individual who is the Annuitant under the Contract is the Insured, without regard to any joint Annuitant.

•

The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the spouse of the person who is the Insured on the Rider Issue Date becomes the sole Owner or successor owner of the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•

any date before the Benefit Start Date on which ownership of the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•

any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Contract.

Spousal Benefit. When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse. The person who is the spouse of the Insured as of the Benefit Start Date. A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death. A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate: (1) the Enhanced Benefit; (2) the Spousal Benefit; or (3) both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

6

You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

7

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2013 and the maximum Rider charge rates are shown below.

	Basic Rider		Rider with Spousal Continuation
For a Rider Activated Before May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%
For a Rider Activated On or After May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the Owner or successor owner of your Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

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Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount at any point in time is equal to:

•	the annual Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Percentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1/2	4.0%	4.5%
Age 59 1/2 or older	5.0%	5.5%

Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Add Rollup Amounts credited since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts

A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Contract Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Contract Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Contract Year.

•	Multiply the resulting percentage by the rollup base.

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The rollup base for a Contract Year is calculated as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date but before the beginning of the current Contract Year.

•

Add Purchase Payments that we have received during the current Contract Year multiplied by a fraction representing that portion of the Contract Year that the Purchase Payment was held under the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Contract Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of: (1) the completion of 10 full Contract Years, measured from the most recent Reset Date; (2) the date that you take an Excess Withdrawal; or (3) the Benefit Start Date.

A reset occurring within a rollup period will not end the rollup period, but will extend it. We will credit rollup amounts to the Benefit Base Amount at the end of each full Contract Year that is included in a rollup period. We will not credit any rollup amount for a Contract Year unless the full Contract Year is included in a rollup period.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value		Benefit Base Amount
Before Withdrawal	$160,000	Before Withdrawal	$200,000
Minus Withdrawal	$-40,000	Minus Reduction	$-50,000

After Withdrawal	$120,000	After Withdrawal	$150,000

Percentage Reduction		Percentage Reduction
40,000 / 160,000 =	25%	50,000 / 200,000 =	25%
A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Contract Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Contract Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect and after any rollup amount for the prior Contract Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic

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reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

ENHANCED BENEFIT AFTER AGE 65—LIFETIME GRIPPLUS

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Contract Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Contract Year;

•	the Contract Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Contract Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Contract Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied: (1) you added the Spousal Benefit at the time that you activated the Rider; (2) the Spouse and the Insured are still married when the Insured dies; and (3) the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract. The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first. If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions of your Contract.

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EXAMPLES FOR GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	-6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	-6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup - adjustment)
3		93,500	n/a	(excess withdrawal)	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Contract Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Contract Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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PAYPLAN—GUARANTEED MINIMUM WITHDRAWAL BENEFIT

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•

any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you or any joint owner is age 86 or older;

•	an Owner is not a human being and the Annuitant is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

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Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2013 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in the Contract to your spouse; or

•	a spouse becomes the successor owner of the Contract.

The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. If an Owner is not a human being, the Annuitant must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

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Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

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Example Showing Percentage Reduction

Account Value		Benefit Base Amount
Before Withdrawal	$160,000	Before Withdrawal	$200,000
Minus Withdrawal	$-40,000	Minus Reduction	$-50,000

After Withdrawal	$120,000	After Withdrawal	$150,000
Percentage Reduction		Percentage Reduction
40,000 / 160,000 =	25%	50,000 / 200,000 =	25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Duration of Benefits

Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

All rights to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments made since the most recent Reset Date equal the current Benefit Base Amount;

•

the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract; or

•	the date that the Rider terminates.

Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

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EXAMPLES FOR GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•

Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	-6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	-6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	-18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset	)
1		105,000	105,000	(elective reset	)
2	50,000	160,000	160,000	(elective reset	)
3		170,000	170,000	(elective reset	)
4		185,000	185,000	(elective reset	)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset	)
8		230,000	230,000	(elective reset	)
9		238,000	238,000	(elective reset	)

Example 2	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset	)
1		105,000	105,000	(elective reset	)
2	-22,000	88,000	88,000	(elective reset	)
3		93,500	93,500	(elective reset	)
4		101,750	101,750	(elective reset	)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset	)
8		126,500	126,500	(elective reset	)
9		130,900	130,900	(elective reset	)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.

•

Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made to the Contract;

•	no Excess Withdrawals are possible; and

•	the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit under your Contract will be not less than the annual Benefit amount determined as of the original Annuity Commencement Date shown on the Contract specifications page if:

•	you elect to annuitize your Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

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Rider Provisions Related to Loans

If your Contract allows loans:

•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.
From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Termination of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any one of the following to happen:

•

a death that would give rise to a Death Benefit under the Contract, unless the Insured’s Spouse becomes the successor owner of the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Contract when a Spousal Benefit is in effect; or

•

a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2013, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

Access100 Contracts	File No. 333-148676
ContributorPlus Contracts	File No. 333-148459
Flex(b) Contracts	File No. 333-148444
TotalGroup Contracts	File No. 333-148940
Transition20 Contracts	File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.10% to 0.25%.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.

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Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Telephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2012 for each of the two years in the period then ended, and of the Company at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and have been included in reliance on their reports given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by the Company’s Variable Account A, Variable Account B and Variable Account C. The chart below sets out the approximate aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for sale all such contracts for each of the last three fiscal years.

	Year Ended 2012	Year Ended 2011	Year Ended 2010
Commissions paid	$5.8 million	$5.3 million	$4.1 million
Commissions retained	$16,172.00	$6,247.00	$1.4 million

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On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the variable annuity products issued by the Company’s variable accounts. This reorganization resulted in a significant decrease in the commissions retained by GAA in comparison to prior years.

Special Compensation Paid to GAA

We pay for GAA’s operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

In 2012, the Company made payments, ranging from $30,000 to $35,000, to the following selling firms in connection with conference Sponsorships: Lincoln Investment Planning and Planmember.

To the extent permitted by FINRA rules, GAA may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, GAA and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)

Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.

We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.

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We may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) [n]	=	ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•

ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract/certificate maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges. Early withdrawal charges do not apply to the Access100 contract.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR	=	(ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract/certificate maintenance fee, for the period

•

ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract/certificate maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract/certificate maintenance fee would decrease the return shown. Early withdrawal charges do not apply to the Access100 contract.

Standardized Yield for the Money Market Subaccount

Current Annualized Yield. In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. The current annualized yield is calculated according to the following formula:

Yield	=	(Base Period Return / 7) * 365

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Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period
AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield	=	[(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract/certificate maintenance fee that may be applicable on surrender of a Contract. Early withdrawal charges do not apply to the Access100 contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for the Money Market Subaccount by calling us toll free at 1-800-789-6771.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•

For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•

For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

•	Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

•	A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

•	Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

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BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•

For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

Designation of Payees for Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

Designation of Payees for Death Benefits. As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments.

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A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the Account Value. The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Variable Account Value

The value of your interest in all of the Subaccounts is the Variable Account Value. At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Account Value

The value of your interest in the Fixed Accumulation Account is the Fixed Account Value. At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

Accumulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the Accumulation Unit Value.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

(A / B)	–	C	=	Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•

the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

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In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term Net Asset Value in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in the given Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) equals BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed

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Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

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The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not posted with the Statement of Additional Information on our website. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

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F I N A N C I A L S T A T E M E N T S Annuity Investors Variable Account C Year Ended December 31, 2012 With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account C

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2012, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2012, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	35,035.252	$460,324	$449,851
American Century Variable Portfolios—Class I:
Vista Fund	79,736.991	1,099,917	1,387,422
American Century Variable Portfolios—Class II:
Large Company Value Fund	169,132.163	1,629,342	1,811,406
Mid Cap Value Fund	95,695.721	1,237,439	1,396,202
Ultra Fund	17,287.596	137,450	184,113
Calamos Advisors Trust:
Growth and Income Portfolio	148,568.699	2,025,564	2,090,360
Davis Variable Account Fund, Inc.:
Value Portfolio	462,503.483	4,915,940	5,055,162
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	32,632.387	864,233	1,077,195
Stock Index Fund, Inc.	438,836.241	11,948,261	13,998,876
Dreyfus Investment Portfolios—Initial Shares:
Technology Growth Portfolio	28,407.033	284,183	393,154
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	14,131.173	171,004	221,151
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,523,173.032	2,523,173	2,523,173
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	18,317.097	626,201	737,263
DWS Variable Series II—Class A:
Global Thematic VIP	8,201.828	70,303	75,784
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	8,498.605	102,928	108,612
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,245,403.445	11,166,384	12,777,838
Ibbotson Conservative ETF Asset Allocation Portfolio	501,492.739	5,393,468	5,616,718
Ibbotson Growth ETF Asset Allocation Portfolio	2,408,790.933	19,636,110	22,546,283
Ibbotson Income and Growth ETF Asset Allocation Portfolio	643,522.888	6,119,879	6,956,482
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	26,685.700	430,876	486,480
Franklin U.S. Government Fund	164,605.720	2,176,798	2,190,900
Mutual Global Discovery Securities Fund	38,625.003	777,513	779,452
Mutual Shares Securities Fund	134,065.932	2,090,407	2,308,616
Templeton Foreign Securities Fund	75,259.017	1,004,456	1,081,471
Templeton Global Bond Securities Fund	138,871.437	2,630,394	2,703,824
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	10,264.885	248,801	309,384
Diversified Dividend Fund	14,840.334	223,617	242,491
Global Health Care Fund	43,887.434	713,868	921,637
Small Cap Equity Fund	103,195.514	1,519,205	1,928,724
Van Kampen American Value Fund	206,905.613	2,284,569	3,084,963
Van Kampen Comstock Fund	241,040.401	3,013,542	3,198,606
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	169,044.474	2,180,340	2,554,261
Government Securities Fund	62,855.121	777,435	772,490
International Growth Fund	49,268.752	1,353,090	1,462,296
Mid Cap Core Equity Fund	107,841.535	1,273,756	1,356,643
Utilities Fund	87,735.457	1,418,620	1,411,664
Van Kampen Mid Cap Growth Fund	746,874.757	2,955,819	2,920,280
Janus Aspen Series—Service Shares:
Balanced Portfolio	183,451.782	5,048,285	5,213,697
Enterprise Portfolio	31,087.594	1,113,824	1,342,361
Janus Portfolio	111,142.961	2,556,146	2,904,165
Overseas Portfolio	220,662.972	8,859,116	8,171,150
Worldwide Portfolio	5,065.781	143,106	153,595
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	76,995.380	791,885	819,231
Mid Cap Growth Portfolio	137,763.130	1,607,320	1,483,709
U.S. Real Estate Portfolio	214,921.186	2,458,884	3,350,622
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	92,731.198	1,541,087	1,881,515
Small-Cap Growth Portfolio	14,691.838	154,419	193,933
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	84,888.035	974,121	1,050,064
Capital Appreciation Fund	83,958.398	3,070,541	3,749,583
Global Securities Fund	82,070.155	2,465,239	2,646,761
Main Street Fund	103,953.475	1,989,785	2,472,012
Main Street Small & Mid Cap Fund	146,427.929	2,211,661	2,922,700
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	443,580.245	3,436,667	3,575,256
Real Return Portfolio	577,512.106	7,757,466	8,229,547
Total Return Portfolio	1,202,479.473	13,495,302	13,888,638
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	59,924.060	759,783	748,452
Wilshire Variable Insurance Trust:
2015 ETF Fund	24,563.799	219,740	279,782
2025 ETF Fund	46,445.399	464,456	496,035
2035 ETF Fund	23,076.630	213,512	234,227

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio—1.80% series contract	422.848	$5.740063	$2,427
International Value Portfolio—1.75% series contract	2,719.724	5.750766	15,640
International Value Portfolio—1.65% series contract	9.641	5.778220	56
International Value Portfolio—1.55% series contract	5,673.050	5.805705	32,936
International Value Portfolio—1.50% series contract	1,036.743	5.822484	6,036
International Value Portfolio—1.45% series contract	1,670.535	5.833342	9,745
International Value Portfolio—1.25% series contract	61,082.542	5.889007	359,716
International Value Portfolio—1.00% series contract	3,909.176	5.959140	23,295
American Century Variable Portfolios—Class I:
Vista Fund—1.80% series contract	315.982	12.292525	3,884
Vista Fund—1.75% series contract	692.062	8.508261	5,888
Vista Fund—1.70% series contract	821.321	12.394260	10,180
Vista Fund—1.65% series contract *	6,123.884	8.548899	52,352
Vista Fund—1.65% series contract	8,768.836	12.445247	109,130
Vista Fund—1.55% series contract	603.661	8.589548	5,185
Vista Fund—1.40% series contract	63,380.186	12.703375	805,142
Vista Fund—1.25% series contract	44,536.664	8.712706	388,035
Vista Fund—1.00% series contract	864.930	8.816386	7,626
American Century Variable Portfolios—Class II:
Large Company Value Fund—2.00% series contract	1,331.875	9.385070	12,500
Large Company Value Fund—1.75% series contract	3,108.665	9.492665	29,510
Large Company Value Fund—1.65% series contract *	1,562.772	9.537958	14,906
Large Company Value Fund—1.65% series contract	989.771	11.040308	10,927
Large Company Value Fund—1.55% series contract	8,890.551	9.583329	85,201
Large Company Value Fund—1.50% series contract	1,454.879	9.610979	13,983
Large Company Value Fund—1.40% series contract	43,387.670	11.269285	488,948
Large Company Value Fund—1.25% series contract	116,887.577	9.720717	1,136,231
Large Company Value Fund—1.00% series contract	1,951.914	9.836393	19,200
Mid Cap Value Fund—2.00% series contract	698.539	12.454396	8,700
Mid Cap Value Fund—1.80% series contract	167.997	15.682698	2,635
Mid Cap Value Fund—1.75% series contract	1,450.144	12.597158	18,268
Mid Cap Value Fund—1.70% series contract	269.865	15.812425	4,267
Mid Cap Value Fund—1.65% series contract *	1,982.746	12.657280	25,096
Mid Cap Value Fund—1.65% series contract	4,209.928	15.877471	66,843
Mid Cap Value Fund—1.55% series contract	5,932.293	12.717484	75,444
Mid Cap Value Fund—1.50% series contract	1,483.304	12.754171	18,918
Mid Cap Value Fund—1.45% series contract	16.954	12.777970	217
Mid Cap Value Fund—1.40% series contract	30,983.704	16.206709	502,144
Mid Cap Value Fund—1.25% series contract	49,500.692	12.899755	638,547
Mid Cap Value Fund—1.00% series contract	2,690.729	13.053217	35,123
Ultra Fund—1.80% series contract	567.949	11.142053	6,328
Ultra Fund—1.70% series contract	1,278.611	11.234252	14,364
Ultra Fund—1.65% series contract	2,024.434	11.280479	22,837
Ultra Fund—1.40% series contract	12,209.404	11.514403	140,584
Calamos Advisors Trust:
Growth and Income Portfolio—1.75% series contract	318.073	11.070278	3,521
Growth and Income Portfolio—1.70% series contract	24.039	10.775631	259
Growth and Income Portfolio—1.65% series contract *	5,701.186	11.123110	63,415
Growth and Income Portfolio—1.65% series contract	9,501.623	10.806732	102,681
Growth and Income Portfolio—1.55% series contract	3,694.174	11.175998	41,286
Growth and Income Portfolio—1.50% series contract	78.355	11.208232	878
Growth and Income Portfolio—1.40% series contract	63,529.342	10.963522	696,505
Growth and Income Portfolio—1.25% series contract	101,039.315	11.336179	1,145,400
Growth and Income Portfolio—1.00% series contract	3,174.491	11.471036	36,415
Davis Variable Account Fund, Inc.:
Value Portfolio—1.80% series contract	1,022.611	9.097299	9,303
Value Portfolio—1.75% series contract	33,849.640	9.114275	308,515
Value Portfolio—1.70% series contract	242.008	8.702791	2,106
Value Portfolio—1.65% series contract *	8,735.292	9.157796	79,996
Value Portfolio—1.65% series contract	8,938.729	8.727915	78,016
Value Portfolio—1.55% series contract	18,242.411	9.201362	167,855
Value Portfolio—1.50% series contract	5,019.372	9.227912	46,318
Value Portfolio—1.45% series contract	6,413.540	9.245104	59,294
Value Portfolio—1.40% series contract	83,429.536	8.854556	738,731
Value Portfolio—1.25% series contract	354,945.492	9.333298	3,312,812
Value Portfolio—1.00% series contract	26,705.511	9.444354	252,216
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.—1.80% series contract	339.540	10.968380	3,724
Socially Responsible Growth Fund, Inc.—1.75% series contract	9.563	10.988840	105
Socially Responsible Growth Fund, Inc.—1.70% series contract	3,857.227	14.326354	55,260
Socially Responsible Growth Fund, Inc.—1.65% series contract *	9.564	11.041291	106
Socially Responsible Growth Fund, Inc.—1.65% series contract	114.718	14.401885	1,652
Socially Responsible Growth Fund, Inc.—1.55% series contract	1,561.942	11.093791	17,328
Socially Responsible Growth Fund, Inc.—1.45% series contract	399.819	11.146559	4,457
Socially Responsible Growth Fund, Inc.—1.40% series contract	42,708.335	14.786082	631,489
Socially Responsible Growth Fund, Inc.—1.25% series contract	32,241.984	11.252801	362,813
Socially Responsible Growth Fund, Inc.—1.00% series contract	22.953	11.386676	261
Stock Index Fund, Inc.—2.00% series contract	17,938.901	10.196297	182,910
Stock Index Fund, Inc.—1.95% series contract	13,993.597	10.215430	142,951
Stock Index Fund, Inc.—1.80% series contract **	829.729	10.294000	8,541
Stock Index Fund, Inc.—1.80% series contract	646.129	15.225904	9,838
Stock Index Fund, Inc.—1.75% series contract	41,378.487	10.313202	426,745
Stock Index Fund, Inc.—1.70% series contract	671.179	15.387599	10,328
Stock Index Fund, Inc.—1.65% series contract *	6,935.336	10.362423	71,867
Stock Index Fund, Inc.—1.65% series contract	9,543.726	15.468723	147,629
Stock Index Fund, Inc.—1.55% series contract	32,482.162	10.411704	338,195
Stock Index Fund, Inc.—1.50% series contract	4,958.350	10.441748	51,774
Stock Index Fund, Inc.—1.45% series contract	11,445.756	10.461223	119,737
Stock Index Fund, Inc.—1.40% series contract	477,835.370	15.881357	7,588,674
Stock Index Fund, Inc.—1.25% series contract	428,512.999	10.560965	4,525,511
Stock Index Fund, Inc.—1.00% series contract	35,013.608	10.686593	374,176

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Investment Portfolios—Initial Shares:
Technology Growth Portfolio—1.70% series contract	8.145	$14.116447	$115
Technology Growth Portfolio—1.65% series contract	1,569.756	14.174535	22,251
Technology Growth Portfolio—1.40% series contract	25,627.204	14.468533	370,788
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio—2.00% series contract	475.033	11.389006	5,410
MidCap Stock Portfolio—1.95% series contract	3,053.042	11.410382	34,836
MidCap Stock Portfolio—1.75% series contract	2,167.660	11.519571	24,971
MidCap Stock Portfolio—1.65% series contract *	9.584	11.574582	111
MidCap Stock Portfolio—1.65% series contract	214.247	10.448031	2,238
MidCap Stock Portfolio—1.55% series contract	1,395.400	11.629625	16,228
MidCap Stock Portfolio—1.45% series contract	120.959	11.684972	1,413
MidCap Stock Portfolio—1.40% series contract	3,371.698	10.599682	35,739
MidCap Stock Portfolio—1.25% series contract	8,196.355	11.796370	96,687
MidCap Stock Portfolio—1.00% series contract	294.748	11.936716	3,518
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio—2.00% series contract	135,542.759	0.921277	124,872
Money Market Portfolio—1.95% series contract	5,958.625	0.922817	5,499
Money Market Portfolio—1.80% series contract **	83.538	0.930508	78
Money Market Portfolio—1.80% series contract	2,473.664	0.976016	2,414
Money Market Portfolio—1.75% series contract	334,069.887	0.932799	311,620
Money Market Portfolio—1.70% series contract	24,718.465	0.986890	24,394
Money Market Portfolio—1.65% series contract *	15,972.641	0.936750	14,962
Money Market Portfolio—1.65% series contract	61,964.647	0.991327	61,427
Money Market Portfolio—1.55% series contract	28,273.827	0.941827	26,629
Money Market Portfolio—1.50% series contract	1,106.523	0.945136	1,046
Money Market Portfolio—1.45% series contract	892.271	0.946701	845
Money Market Portfolio—1.40% series contract	1,147,923.921	1.017901	1,168,473
Money Market Portfolio—1.25% series contract	779,466.041	0.956652	745,678
Money Market Portfolio—1.00% series contract	36,420.874	0.967458	35,236
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio—1.80% series contract	696.756	15.349682	10,695
Appreciation Portfolio—1.70% series contract	589.156	15.512629	9,139
Appreciation Portfolio—1.65% series contract	4,082.161	15.594452	63,659
Appreciation Portfolio—1.40% series contract	40,834.292	16.010317	653,770
DWS Variable Series II—Class A:
Global Thematic VIP—1.75% series contract	9.641	8.232976	79
Global Thematic VIP—1.65% series contract	9.641	8.272304	80
Global Thematic VIP—1.55% series contract	10.042	8.311643	83
Global Thematic VIP—1.25% series contract	8,950.557	8.430837	75,461
Global Thematic VIP—1.00% series contract	9.552	8.531180	81
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP—1.75% series contract	9.678	11.134366	108
Dreman Small Mid Cap Value VIP—1.65% series contract	363.370	11.164739	4,057
Dreman Small Mid Cap Value VIP—1.55% series contract	1,005.815	11.195056	11,260
Dreman Small Mid Cap Value VIP—1.50% series contract	27.799	11.210259	312
Dreman Small Mid Cap Value VIP—1.25% series contract	8,110.979	11.286588	91,545
Dreman Small Mid Cap Value VIP—1.00% series contract	117.075	11.363192	1,330
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—2.00% series contract	1,174.030	10.283456	12,073
Ibbotson Balanced ETF Asset Allocation Portfolio—1.85% series contract	16,364.637	10.351919	169,405
Ibbotson Balanced ETF Asset Allocation Portfolio—1.80% series contract	720.104	10.381978	7,476
Ibbotson Balanced ETF Asset Allocation Portfolio—1.75% series contract	26,215.174	10.401336	272,673
Ibbotson Balanced ETF Asset Allocation Portfolio—1.70% series contract	2,393.185	10.289461	24,625
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract *	83,620.863	10.450975	873,920
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract	29,506.658	10.319145	304,483
Ibbotson Balanced ETF Asset Allocation Portfolio—1.55% series contract	167,022.952	10.500673	1,753,853
Ibbotson Balanced ETF Asset Allocation Portfolio—1.50% series contract	4,431.257	10.530952	46,665
Ibbotson Balanced ETF Asset Allocation Portfolio—1.45% series contract	13,186.443	10.550589	139,125
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	98,365.466	10.468828	1,029,771
Ibbotson Balanced ETF Asset Allocation Portfolio—1.25% series contract	737,056.857	10.651159	7,850,510
Ibbotson Balanced ETF Asset Allocation Portfolio—1.00% series contract	25,794.688	10.777855	278,011
Ibbotson Balanced ETF Asset Allocation Portfolio—0.75% series contract	1,398.211	10.905490	15,248
Ibbotson Conservative ETF Asset Allocation Portfolio—1.75% series contract	16,487.337	10.742471	177,115
Ibbotson Conservative ETF Asset Allocation Portfolio—1.70% series contract	1,100.785	11.113891	12,234
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract *	15,378.420	10.793711	165,990
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract	1,299.244	11.145931	14,481
Ibbotson Conservative ETF Asset Allocation Portfolio—1.55% series contract	29,994.412	10.845046	325,291
Ibbotson Conservative ETF Asset Allocation Portfolio—1.50% series contract	11,240.023	10.876284	122,250
Ibbotson Conservative ETF Asset Allocation Portfolio—1.45% series contract	13,922.589	10.896581	151,709
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	10,858.767	11.307621	122,787
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	411,325.809	11.000414	4,524,754
Ibbotson Conservative ETF Asset Allocation Portfolio—1.00% series contract	9.615	11.131248	107
Ibbotson Growth ETF Asset Allocation Portfolio—1.85% series contract	12,019.497	9.939648	119,470
Ibbotson Growth ETF Asset Allocation Portfolio—1.75% series contract	41,649.249	9.987112	415,956
Ibbotson Growth ETF Asset Allocation Portfolio—1.70% series contract	924.820	9.663159	8,937
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract *	293,893.265	10.034753	2,949,146
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract	163,335.904	9.691034	1,582,894
Ibbotson Growth ETF Asset Allocation Portfolio—1.55% series contract	196,731.841	10.082481	1,983,545
Ibbotson Growth ETF Asset Allocation Portfolio—1.50% series contract	346.319	10.111578	3,502
Ibbotson Growth ETF Asset Allocation Portfolio—1.45% series contract	46,301.709	10.130415	469,056
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	102,362.565	9.831643	1,006,392
Ibbotson Growth ETF Asset Allocation Portfolio—1.25% series contract	1,341,702.431	10.226983	13,721,568
Ibbotson Growth ETF Asset Allocation Portfolio—1.00% series contract	27,618.676	10.348693	285,817

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio—2.00% series contract	1,120.226	$10.449381	$11,706
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.75% series contract	13,759.449	10.569148	145,426
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.70% series contract	85.207	10.653348	908
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract *	107,984.472	10.619581	1,146,750
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract	15,249.347	10.684096	162,925
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.55% series contract	25,445.132	10.670087	271,502
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.50% series contract	1,404.471	10.700871	15,029
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.45% series contract	43,583.294	10.720826	467,249
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	43,649.193	10.839063	473,116
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.25% series contract	391,251.482	10.823000	4,234,515
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.00% series contract	2,497.919	10.951704	27,356
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund—1.75% series contract	745.617	17.323252	12,917
Franklin Small Cap Value Securities Fund—1.65% series contract	953.919	17.388157	16,587
Franklin Small Cap Value Securities Fund—1.55% series contract	2,079.339	17.453034	36,291
Franklin Small Cap Value Securities Fund—1.50% series contract	195.703	17.485591	3,422
Franklin Small Cap Value Securities Fund—1.45% series contract	307.137	17.518200	5,380
Franklin Small Cap Value Securities Fund—1.25% series contract	22,928.999	17.649202	404,679
Franklin Small Cap Value Securities Fund—1.00% series contract	404.394	17.813887	7,204
Franklin U.S. Government Fund—2.00% series contract	713.903	11.191662	7,990
Franklin U.S. Government Fund—1.80% series contract	1,046.656	11.298823	11,826
Franklin U.S. Government Fund—1.75% series contract	28,895.694	11.319909	327,097
Franklin U.S. Government Fund—1.65% series contract	17,847.224	11.373915	202,993
Franklin U.S. Government Fund—1.55% series contract	8,587.102	11.427978	98,133
Franklin U.S. Government Fund—1.50% series contract	259.753	11.460893	2,977
Franklin U.S. Government Fund—1.45% series contract	177.118	11.482276	2,034
Franklin U.S. Government Fund—1.25% series contract	123,592.254	11.591692	1,432,643
Franklin U.S. Government Fund—1.00% series contract	8,969.435	11.729522	105,207
Mutual Global Discovery Securities Fund—1.80% series contract	583.246	13.840423	8,072
Mutual Global Discovery Securities Fund—1.75% series contract	789.276	13.866224	10,944
Mutual Global Discovery Securities Fund—1.65% series contract	2,519.099	13.918189	35,061
Mutual Global Discovery Securities Fund—1.55% series contract	756.868	13.970160	10,574
Mutual Global Discovery Securities Fund—1.50% series contract	1,864.467	13.996214	26,095
Mutual Global Discovery Securities Fund—1.25% series contract	47,723.492	14.127229	674,201
Mutual Global Discovery Securities Fund—1.00% series contract	1,017.215	14.259085	14,505
Mutual Shares Securities Fund—2.00% series contract	12,194.835	9.660483	117,808
Mutual Shares Securities Fund—1.95% series contract	9,710.023	9.678645	93,980
Mutual Shares Securities Fund—1.80% series contract	967.806	9.753060	9,439
Mutual Shares Securities Fund—1.75% series contract	24,985.774	9.771239	244,142
Mutual Shares Securities Fund—1.65% series contract	6,829.107	9.817862	67,047
Mutual Shares Securities Fund—1.55% series contract	783.780	9.864549	7,732
Mutual Shares Securities Fund—1.50% series contract	2,779.226	9.893014	27,495
Mutual Shares Securities Fund—1.25% series contract	170,806.305	10.005983	1,709,085
Mutual Shares Securities Fund—1.00% series contract	3,149.418	10.124999	31,888
Templeton Foreign Securities Fund—2.00% series contract	1,617.823	8.897579	14,395
Templeton Foreign Securities Fund—1.95% series contract	3,565.685	8.914294	31,786
Templeton Foreign Securities Fund—1.75% series contract	5,578.235	8.999611	50,202
Templeton Foreign Securities Fund—1.70% series contract	895.055	9.157416	8,196
Templeton Foreign Securities Fund—1.65% series contract *	1,318.078	9.042589	11,919
Templeton Foreign Securities Fund—1.65% series contract	1,701.183	9.183858	15,623
Templeton Foreign Securities Fund—1.55% series contract	10,538.096	9.085563	95,745
Templeton Foreign Securities Fund—1.50% series contract	3,142.149	9.111782	28,631
Templeton Foreign Securities Fund—1.40% series contract	38,682.230	9.317125	360,407
Templeton Foreign Securities Fund—1.25% series contract	48,403.093	9.215826	446,074
Templeton Foreign Securities Fund—1.00% series contract	1,983.114	9.325463	18,493
Templeton Global Bond Securities Fund—2.00% series contract	574.602	13.757783	7,905
Templeton Global Bond Securities Fund—1.80% series contract	1,143.642	13.861254	15,852
Templeton Global Bond Securities Fund—1.75% series contract	9,851.027	13.887114	136,802
Templeton Global Bond Securities Fund—1.65% series contract	5,051.763	13.939158	70,417
Templeton Global Bond Securities Fund—1.55% series contract	4,950.544	13.991196	69,264
Templeton Global Bond Securities Fund—1.50% series contract	2,545.597	14.017289	35,682
Templeton Global Bond Securities Fund—1.25% series contract	165,843.462	14.148497	2,346,436
Templeton Global Bond Securities Fund—1.00% series contract	1,503.195	14.280548	21,466
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund—1.80% series contract	867.477	11.680685	10,133
Core Equity Fund—1.70% series contract	262.719	11.760515	3,090
Core Equity Fund—1.65% series contract	955.671	11.800480	11,277
Core Equity Fund—1.40% series contract	23,735.651	12.002368	284,884
Diversified Dividend Fund—1.70% series contract	121.414	10.641149	1,292
Diversified Dividend Fund—1.65% series contract	4,892.005	10.650221	52,101
Diversified Dividend Fund—1.40% series contract	17,679.812	10.695708	189,098
Global Health Care Fund—1.70% series contract	1,592.532	16.605430	26,445
Global Health Care Fund—1.65% series contract	395.635	16.692956	6,604
Global Health Care Fund—1.40% series contract	51,848.191	17.138256	888,588
Small Cap Equity Fund—2.00% series contract	567.052	11.503885	6,523
Small Cap Equity Fund—1.80% series contract **	178.254	11.614143	2,070
Small Cap Equity Fund—1.80% series contract	777.594	10.730544	8,344
Small Cap Equity Fund—1.75% series contract	1,157.298	11.635775	13,466
Small Cap Equity Fund—1.70% series contract	764.202	10.792871	8,248
Small Cap Equity Fund—1.65% series contract *	3,610.069	11.691316	42,206
Small Cap Equity Fund—1.65% series contract	2,464.781	10.824049	26,679
Small Cap Equity Fund—1.55% series contract	5,644.420	11.746953	66,305
Small Cap Equity Fund—1.50% series contract	2,616.635	11.780822	30,826
Small Cap Equity Fund—1.45% series contract	1,056.048	11.802827	12,464
Small Cap Equity Fund—1.40% series contract	53,079.619	10.981362	582,887
Small Cap Equity Fund—1.25% series contract	90,360.457	11.915341	1,076,676
Small Cap Equity Fund—1.00% series contract	4,315.266	12.057138	52,030

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Invesco Variable Insurance Funds—Series I Shares:
Van Kampen American Value Fund—2.00% series contract	2,835.260	$11.305533	$32,054
Van Kampen American Value Fund—1.95% series contract	2,072.506	11.326752	23,475
Van Kampen American Value Fund—1.80% series contract	318.838	11.413860	3,639
Van Kampen American Value Fund—1.75% series contract	4,824.071	11.435133	55,164
Van Kampen American Value Fund—1.70% series contract	995.736	22.701855	22,605
Van Kampen American Value Fund—1.65% series contract *	745.634	11.489723	8,567
Van Kampen American Value Fund—1.65% series contract	8,803.097	22.821552	200,900
Van Kampen American Value Fund—1.55% series contract	4,745.690	11.544367	54,786
Van Kampen American Value Fund—1.50% series contract	363.063	11.577674	4,203
Van Kampen American Value Fund—1.45% series contract	1,005.287	11.599255	11,661
Van Kampen American Value Fund—1.40% series contract	78,490.409	23.430297	1,839,054
Van Kampen American Value Fund—1.25% series contract	64,928.073	11.709890	760,301
Van Kampen American Value Fund—1.00% series contract	5,785.547	11.849188	68,554
Van Kampen Comstock Fund—2.00% series contract	12,755.932	10.354500	132,081
Van Kampen Comstock Fund—1.95% series contract	8,433.097	10.363393	87,395
Van Kampen Comstock Fund—1.75% series contract	20,640.244	10.398911	214,636
Van Kampen Comstock Fund—1.70% series contract	1,210.551	10.407848	12,599
Van Kampen Comstock Fund—1.65% series contract	20,835.754	10.416708	217,040
Van Kampen Comstock Fund—1.55% series contract	2,113.051	10.434478	22,049
Van Kampen Comstock Fund—1.50% series contract	1,557.119	10.443398	16,262
Van Kampen Comstock Fund—1.45% series contract	1,373.639	10.452287	14,358
Van Kampen Comstock Fund—1.40% series contract	204,843.399	10.461220	2,142,912
Van Kampen Comstock Fund—1.25% series contract	31,063.474	10.487985	325,793
Van Kampen Comstock Fund—1.00% series contract	1,279.950	10.532656	13,481
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund—2.00% series contract	8,627.802	9.180511	79,208
Global Real Estate Fund—1.95% series contract	6,174.102	9.197738	56,788
Global Real Estate Fund—1.80% series contract	1,587.947	9.268521	14,718
Global Real Estate Fund—1.75% series contract	13,852.745	9.285769	128,633
Global Real Estate Fund—1.65% series contract	5,910.146	9.330099	55,142
Global Real Estate Fund—1.55% series contract	17,203.981	9.374483	161,278
Global Real Estate Fund—1.50% series contract	2,772.791	9.401562	26,069
Global Real Estate Fund—1.45% series contract	1,425.624	9.419117	13,428
Global Real Estate Fund—1.25% series contract	205,681.339	9.508915	1,955,806
Global Real Estate Fund—1.00% series contract	6,567.329	9.622087	63,191
Government Securities Fund—1.70% series contract	1,346.987	12.902582	17,380
Government Securities Fund—1.65% series contract	15,859.127	12.970575	205,702
Government Securities Fund—1.40% series contract	41,257.685	13.316495	549,408
International Growth Fund—2.00% series contract	6,892.230	9.336560	64,350
International Growth Fund—1.95% series contract	5,401.060	9.354104	50,522
International Growth Fund—1.80% series contract	585.689	9.426033	5,521
International Growth Fund—1.75% series contract	13,851.577	9.443625	130,809
International Growth Fund—1.65% series contract	683.445	9.488676	6,485
International Growth Fund—1.55% series contract	4,492.275	9.533809	42,828
International Growth Fund—1.50% series contract	1,535.116	9.561320	14,678
International Growth Fund—1.45% series contract	629.490	9.579132	6,030
International Growth Fund—1.25% series contract	114,003.722	9.670474	1,102,470
International Growth Fund—1.00% series contract	3,944.913	9.785515	38,603
Mid Cap Core Equity Fund—2.00% series contract	5,668.862	10.095666	57,231
Mid Cap Core Equity Fund—1.95% series contract	4,206.241	10.114620	42,545
Mid Cap Core Equity Fund—1.80% series contract	1,061.057	10.192391	10,815
Mid Cap Core Equity Fund—1.75% series contract	6,694.868	10.211392	68,364
Mid Cap Core Equity Fund—1.70% series contract	157.826	17.046699	2,690
Mid Cap Core Equity Fund—1.65% series contract *	9.583	10.260163	98
Mid Cap Core Equity Fund—1.65% series contract	1,809.950	17.136596	31,016
Mid Cap Core Equity Fund—1.55% series contract	313.312	10.308943	3,230
Mid Cap Core Equity Fund—1.50% series contract	1,216.736	10.338705	12,579
Mid Cap Core Equity Fund—1.45% series contract	1,146.127	10.357982	11,872
Mid Cap Core Equity Fund—1.40% series contract	27,629.211	17.593694	486,100
Mid Cap Core Equity Fund—1.25% series contract	58,602.188	10.456748	612,788
Mid Cap Core Equity Fund—1.00% series contract	1,636.442	10.581155	17,315
Utilities Fund—1.70% series contract	930.325	17.746415	16,510
Utilities Fund—1.65% series contract	10,666.179	17.824723	190,122
Utilities Fund—1.40% series contract	66,132.191	18.221571	1,205,032
Van Kampen Mid Cap Growth Fund—2.00% series contract	1,262.224	9.738674	12,292
Van Kampen Mid Cap Growth Fund—1.80% series contract **	504.587	9.752238	4,921
Van Kampen Mid Cap Growth Fund—1.80% series contract	950.760	9.752238	9,272
Van Kampen Mid Cap Growth Fund—1.75% series contract	1,972.338	9.755613	19,241
Van Kampen Mid Cap Growth Fund—1.70% series contract	1,567.906	9.759012	15,301
Van Kampen Mid Cap Growth Fund—1.65% series contract *	1,413.080	9.762399	13,795
Van Kampen Mid Cap Growth Fund—1.65% series contract	3,532.390	9.762399	34,485
Van Kampen Mid Cap Growth Fund—1.55% series contract	13,120.209	9.769159	128,173
Van Kampen Mid Cap Growth Fund—1.50% series contract	3,696.358	9.772540	36,123
Van Kampen Mid Cap Growth Fund—1.45% series contract	2,484.721	9.775913	24,290
Van Kampen Mid Cap Growth Fund—1.40% series contract	78,154.171	9.779308	764,294
Van Kampen Mid Cap Growth Fund—1.25% series contract	176,228.722	9.789470	1,725,186
Van Kampen Mid Cap Growth Fund—1.00% series contract	13,553.068	9.806383	132,907

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series—Service Shares:
Balanced Portfolio—2.00% series contract	5,978.369	$11.876727	$71,003
Balanced Portfolio—1.95% series contract	4,656.518	11.899049	55,408
Balanced Portfolio—1.80% series contract**	1,379.280	11.990478	16,538
Balanced Portfolio—1.80% series contract	665.178	17.419123	11,587
Balanced Portfolio—1.75% series contract	19,875.576	12.012840	238,762
Balanced Portfolio—1.70% series contract	3,191.640	17.604050	56,186
Balanced Portfolio—1.65% series contract *	4,970.098	12.070158	59,990
Balanced Portfolio—1.65% series contract	16,862.130	17.696895	298,407
Balanced Portfolio—1.55% series contract	11,064.896	12.127539	134,190
Balanced Portfolio—1.50% series contract	4,164.351	12.162508	50,649
Balanced Portfolio—1.45% series contract	2,960.173	12.185191	36,070
Balanced Portfolio—1.40% series contract	122,565.293	18.168843	2,226,870
Balanced Portfolio—1.25% series contract	155,823.071	12.301307	1,916,827
Balanced Portfolio—1.00% series contract	3,310.688	12.447606	41,210
Enterprise Portfolio—2.00% series contract	978.014	10.727283	10,491
Enterprise Portfolio—1.95% series contract	282.321	10.747421	3,034
Enterprise Portfolio—1.80% series contract	198.994	23.733950	4,723
Enterprise Portfolio—1.75% series contract	1,923.989	10.850313	20,876
Enterprise Portfolio—1.70% series contract	44.132	23.985956	1,059
Enterprise Portfolio—1.65% series contract *	1,965.118	10.902111	21,424
Enterprise Portfolio—1.65% series contract	595.741	24.112410	14,365
Enterprise Portfolio—1.55% series contract	4,334.712	10.953962	47,482
Enterprise Portfolio—1.50% series contract	2,116.897	10.985588	23,255
Enterprise Portfolio—1.40% series contract	24,930.253	24.755643	617,164
Enterprise Portfolio—1.25% series contract	50,912.028	11.111030	565,685
Enterprise Portfolio—1.00% series contract	1,138.716	11.243275	12,803
Janus Portfolio—2.00% series contract	16,731.396	10.089403	168,810
Janus Portfolio—1.95% series contract	10,166.428	10.108332	102,766
Janus Portfolio—1.80% series contract	1,109.809	10.186076	11,305
Janus Portfolio—1.75% series contract	20,381.876	10.205068	207,998
Janus Portfolio—1.70% series contract	1,589.833	15.171717	24,120
Janus Portfolio—1.65% series contract *	5,020.427	10.253753	51,478
Janus Portfolio—1.65% series contract	1,094.042	15.251711	16,686
Janus Portfolio—1.55% series contract	1,361.304	10.302539	14,025
Janus Portfolio—1.50% series contract	3,056.706	10.332270	31,583
Janus Portfolio—1.40% series contract	49,942.695	15.658605	782,033
Janus Portfolio—1.25% series contract	140,325.231	10.450224	1,466,430
Janus Portfolio—1.00% series contract	2,546.767	10.574551	26,931
Overseas Portfolio—2.00% series contract	6,854.777	7.345957	50,355
Overseas Portfolio—1.95% series contract	185.416	7.359756	1,365
Overseas Portfolio—1.80% series contract	998.344	7.416402	7,404
Overseas Portfolio—1.75% series contract	43,533.512	7.430256	323,465
Overseas Portfolio—1.70% series contract	287.239	18.456319	5,301
Overseas Portfolio—1.65% series contract *	19,904.204	7.465736	148,600
Overseas Portfolio—1.65% series contract	9,068.061	18.532226	168,051
Overseas Portfolio—1.55% series contract	28,800.054	7.501255	216,037
Overseas Portfolio—1.50% series contract	4,539.504	7.522909	34,150
Overseas Portfolio—1.45% series contract	7,209.422	7.536942	54,337
Overseas Portfolio—1.40% series contract	135,935.351	18.916628	2,571,438
Overseas Portfolio—1.25% series contract	561,239.780	7.608837	4,270,382
Overseas Portfolio—1.00% series contract	41,595.939	7.699421	320,265
Worldwide Portfolio—1.70% series contract	269.351	12.467899	3,358
Worldwide Portfolio—1.65% series contract	111.603	12.533640	1,399
Worldwide Portfolio—1.40% series contract	11,566.457	12.868103	148,838
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—2.00% series contract	1,438.735	11.470177	16,503
Core Plus Fixed Income Portfolio—1.95% series contract	4,337.065	11.491731	49,840
Core Plus Fixed Income Portfolio—1.75% series contract	4,487.551	11.601602	52,063
Core Plus Fixed Income Portfolio—1.70% series contract	768.644	13.156054	10,112
Core Plus Fixed Income Portfolio—1.65% series contract *	9.700	11.656952	113
Core Plus Fixed Income Portfolio—1.65% series contract	16,129.741	13.225429	213,323
Core Plus Fixed Income Portfolio—1.55% series contract	1,294.113	11.712342	15,157
Core Plus Fixed Income Portfolio—1.40% series contract	32,451.293	13.578185	440,630
Core Plus Fixed Income Portfolio—1.25% series contract	215.696	11.880151	2,563
Core Plus Fixed Income Portfolio—1.00% series contract	1,574.449	12.021389	18,927
Mid Cap Growth Portfolio—2.00% series contract	3,153.051	10.735404	33,849
Mid Cap Growth Portfolio—1.80% series contract	295.540	10.838280	3,203
Mid Cap Growth Portfolio—1.75% series contract	4,242.028	10.858502	46,062
Mid Cap Growth Portfolio—1.70% series contract	1,461.517	11.550340	16,881
Mid Cap Growth Portfolio—1.65% series contract *	1,449.868	10.910355	15,819
Mid Cap Growth Portfolio—1.65% series contract	5,539.845	11.583678	64,172
Mid Cap Growth Portfolio—1.55% series contract	13,662.667	10.962228	149,773
Mid Cap Growth Portfolio—1.50% series contract	622.672	10.993870	6,846
Mid Cap Growth Portfolio—1.45% series contract	164.279	11.014380	1,809
Mid Cap Growth Portfolio—1.40% series contract	33,008.378	11.751763	387,907
Mid Cap Growth Portfolio—1.25% series contract	64,353.758	11.119411	715,576
Mid Cap Growth Portfolio—1.00% series contract	3,716.055	11.251731	41,812
U.S. Real Estate Portfolio—1.80% series contract	279.362	25.277822	7,062
U.S. Real Estate Portfolio—1.70% series contract	1,985.527	25.546249	50,723
U.S. Real Estate Portfolio—1.65% series contract	7,966.395	25.681000	204,585
U.S. Real Estate Portfolio—1.40% series contract	117,129.639	26.366102	3,088,252

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio—1.75% series contract	2,498.244	$10.184262	$25,443
Guardian Portfolio—1.70% series contract	662.873	16.672864	11,052
Guardian Portfolio—1.65% series contract *	9.466	10.232883	97
Guardian Portfolio—1.65% series contract	218.458	16.760801	3,662
Guardian Portfolio—1.55% series contract	7,241.625	10.281566	74,455
Guardian Portfolio—1.50% series contract	1,284.125	10.311228	13,241
Guardian Portfolio—1.45% series contract	1,476.060	10.330444	15,248
Guardian Portfolio—1.40% series contract	73,832.040	17.207935	1,270,497
Guardian Portfolio—1.25% series contract	43,002.321	10.428981	448,470
Guardian Portfolio—1.00% series contract	1,833.590	10.553048	19,350
Small-Cap Growth Portfolio—1.70% series contract	1,042.821	12.108206	12,627
Small-Cap Growth Portfolio—1.65% series contract	79.774	12.172106	971
Small-Cap Growth Portfolio—1.40% series contract	14,430.498	12.496771	180,335
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund—1.75% series contract	9.641	8.319724	80
Balanced Fund—1.70% series contract	434.136	12.120627	5,262
Balanced Fund—1.65% series contract *	1,725.605	8.359428	14,425
Balanced Fund—1.65% series contract	12,594.485	12.184508	153,458
Balanced Fund—1.55% series contract	177.747	8.399174	1,493
Balanced Fund—1.40% series contract	60,287.693	12.509564	754,173
Balanced Fund—1.25% series contract	14,213.247	8.519586	121,091
Balanced Fund—1.00% series contract	9.556	8.620929	82
Capital Appreciation Fund—2.00% series contract	6,206.176	9.150047	56,787
Capital Appreciation Fund—1.95% series contract	4,067.842	9.167205	37,291
Capital Appreciation Fund—1.80% series contract	2,072.470	9.237753	19,145
Capital Appreciation Fund—1.75% series contract	13,241.389	9.254971	122,549
Capital Appreciation Fund—1.70% series contract	160.922	14.211086	2,287
Capital Appreciation Fund—1.65% series contract *	2,048.677	9.299132	19,051
Capital Appreciation Fund—1.65% series contract	631.872	14.286022	9,027
Capital Appreciation Fund—1.55% series contract	22,052.526	9.343369	206,045
Capital Appreciation Fund—1.50% series contract	5,078.386	9.370328	47,586
Capital Appreciation Fund—1.45% series contract	3,367.026	9.387770	31,609
Capital Appreciation Fund—1.40% series contract	40,834.988	14.667119	598,932
Capital Appreciation Fund—1.25% series contract	250,821.806	9.477321	2,377,119
Capital Appreciation Fund—1.00% series contract	23,165.104	9.590078	222,155
Global Securities Fund—2.00% series contract	4,687.232	10.226641	47,935
Global Securities Fund—1.95% series contract	3,080.865	10.245848	31,566
Global Securities Fund—1.80% series contract**	772.674	10.324672	7,978
Global Securities Fund—1.80% series contract	202.546	20.079370	4,067
Global Securities Fund—1.75% series contract	11,597.415	10.343909	119,963
Global Securities Fund—1.70% series contract	232.428	20.292571	4,717
Global Securities Fund—1.65% series contract *	2,142.291	10.393280	22,265
Global Securities Fund—1.65% series contract	4,363.504	20.399536	89,013
Global Securities Fund—1.55% series contract	2,703.438	10.442712	28,231
Global Securities Fund—1.50% series contract	47.094	10.472864	493
Global Securities Fund—1.40% series contract	68,780.032	20.943724	1,440,510
Global Securities Fund—1.25% series contract	79,709.981	10.592428	844,322
Global Securities Fund—1.00% series contract	531.912	10.718496	5,701
Main Street Fund—2.00% series contract	12,535.410	10.236045	128,313
Main Street Fund—1.95% series contract	13,431.898	10.255284	137,748
Main Street Fund—1.80% series contract	536.554	11.956230	6,415
Main Street Fund—1.75% series contract	19,331.467	10.353391	200,146
Main Street Fund—1.70% series contract	876.820	12.055157	10,570
Main Street Fund—1.65% series contract *	482.283	10.402836	5,017
Main Street Fund—1.65% series contract	2,888.829	12.104715	34,968
Main Street Fund—1.55% series contract	1,421.943	10.452316	14,863
Main Street Fund—1.50% series contract	124.783	10.482444	1,308
Main Street Fund—1.45% series contract	262.141	10.502012	2,753
Main Street Fund—1.40% series contract	115,756.265	12.355766	1,430,257
Main Street Fund—1.25% series contract	46,216.940	10.602138	489,998
Main Street Fund—1.00% series contract	900.031	10.728267	9,656
Main Street Small & Mid Cap Fund—2.00% series contract	4,163.092	11.624179	48,393
Main Street Small & Mid Cap Fund—1.95% series contract	3,011.208	11.645981	35,068
Main Street Small & Mid Cap Fund—1.80% series contract	8,139.607	20.282235	165,089
Main Street Small & Mid Cap Fund—1.75% series contract	7,164.945	11.757496	84,242
Main Street Small & Mid Cap Fund—1.70% series contract	1,080.243	20.497591	22,142
Main Street Small & Mid Cap Fund—1.65% series contract *	2,007.413	11.813612	23,715
Main Street Small & Mid Cap Fund—1.65% series contract	2,789.389	20.605678	57,477
Main Street Small & Mid Cap Fund—1.55% series contract	4,152.644	11.869775	49,291
Main Street Small & Mid Cap Fund—1.50% series contract	295.268	11.904050	3,515
Main Street Small & Mid Cap Fund—1.45% series contract	174.464	11.926256	2,081
Main Street Small & Mid Cap Fund—1.40% series contract	92,587.583	21.155346	1,958,722
Main Street Small & Mid Cap Fund—1.25% series contract	38,963.275	12.040012	469,118
Main Street Small & Mid Cap Fund—1.00% series contract	315.776	12.183284	3,847

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio—2.00% series contract	11,894.793	$13.014305	$154,802
High Yield Portfolio—1.95% series contract	5,817.735	13.038743	75,856
High Yield Portfolio—1.80% series contract	1,244.080	13.138936	16,346
High Yield Portfolio—1.75% series contract	18,464.045	13.163434	243,050
High Yield Portfolio—1.70% series contract	1,355.640	21.168531	28,697
High Yield Portfolio—1.65% series contract *	4,200.908	13.226198	55,562
High Yield Portfolio—1.65% series contract	2,641.998	21.280141	56,222
High Yield Portfolio—1.55% series contract	7,365.026	13.289092	97,875
High Yield Portfolio—1.50% series contract	2,704.069	13.327378	36,038
High Yield Portfolio—1.45% series contract	1,147.744	13.352239	15,325
High Yield Portfolio—1.40% series contract	39,020.168	21.847656	852,499
High Yield Portfolio—1.25% series contract	142,330.240	13.479483	1,918,538
High Yield Portfolio—1.00% series contract	1,792.249	13.639755	24,446
Real Return Portfolio—2.00% series contract	2,054.650	12.749550	26,196
Real Return Portfolio—1.80% series contract **	23.671	12.871600	305
Real Return Portfolio—1.80% series contract	1,965.920	17.344370	34,098
Real Return Portfolio—1.75% series contract	43,983.385	12.895605	567,192
Real Return Portfolio—1.70% series contract	1,896.706	17.528503	33,246
Real Return Portfolio—1.65% series contract *	8,112.690	12.957134	105,117
Real Return Portfolio—1.65% series contract	34,737.823	17.620919	612,112
Real Return Portfolio—1.55% series contract	42,331.952	13.018686	551,106
Real Return Portfolio—1.50% series contract	3,210.355	13.056219	41,915
Real Return Portfolio—1.45% series contract	1,858.262	13.080573	24,307
Real Return Portfolio—1.40% series contract	139,971.740	18.090800	2,532,201
Real Return Portfolio—1.25% series contract	260,798.821	13.205179	3,443,895
Real Return Portfolio—1.00% series contract	19,297.566	13.362164	257,857
Total Return Portfolio—2.00% series contract	24,078.565	12.890967	310,396
Total Return Portfolio—1.95% series contract	5,997.990	12.915196	77,465
Total Return Portfolio—1.80% series contract	648.358	13.014414	8,438
Total Return Portfolio—1.75% series contract	83,396.845	13.038706	1,087,387
Total Return Portfolio—1.70% series contract	1,126.958	16.494155	18,588
Total Return Portfolio—1.65% series contract *	24,424.268	13.100876	319,979
Total Return Portfolio—1.65% series contract	19,611.312	16.581125	325,178
Total Return Portfolio—1.55% series contract	44,095.660	13.163137	580,437
Total Return Portfolio—1.50% series contract	7,490.007	13.201078	98,876
Total Return Portfolio—1.45% series contract	6,037.237	13.225708	79,847
Total Return Portfolio—1.40% series contract	168,003.100	17.023279	2,859,964
Total Return Portfolio—1.25% series contract	576,774.709	13.351690	7,700,917
Total Return Portfolio—1.00% series contract	31,173.341	13.510459	421,166
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund—1.70% series contract	1,474.946	13.948786	20,574
Guggenheim U.S. Long Short Momentum Fund—1.65% series contract	2,582.026	14.022318	36,206
Guggenheim U.S. Long Short Momentum Fund—1.40% series contract	48,044.903	14.396366	691,672
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.75% series contract	9.642	11.111932	107
2015 ETF Fund—1.70% series contract	759.657	10.627553	8,073
2015 ETF Fund—1.65% series contract *	9.644	11.164951	108
2015 ETF Fund—1.65% series contract	306.074	10.658206	3,262
2015 ETF Fund—1.55% series contract	1,780.487	11.218031	19,974
2015 ETF Fund—1.40% series contract	16,933.430	10.812803	183,098
2015 ETF Fund—1.25% series contract	1,489.049	11.378772	16,944
2015 ETF Fund—1.00% series contract	4,187.535	11.514129	48,216
2025 ETF Fund—1.75% series contract	9.621	10.565421	102
2025 ETF Fund—1.70% series contract	517.006	9.983839	5,162
2025 ETF Fund—1.65% series contract *	9.622	10.615839	102
2025 ETF Fund—1.65% series contract	8.628	10.012655	86
2025 ETF Fund—1.55% series contract	12,093.878	10.666298	128,997
2025 ETF Fund—1.40% series contract	14,306.327	10.157895	145,322
2025 ETF Fund—1.25% series contract	19,201.181	10.819143	207,740
2025 ETF Fund—1.00% series contract	778.620	10.947832	8,524
2035 ETF Fund—1.75% series contract	9.603	10.032769	96
2035 ETF Fund—1.65% series contract *	9.604	10.080684	97
2035 ETF Fund—1.65% series contract	18.678	9.301215	174
2035 ETF Fund—1.55% series contract	9.995	10.128575	101
2035 ETF Fund—1.40% series contract	16,569.791	9.436155	156,355
2035 ETF Fund—1.25% series contract	6,218.834	10.273765	63,891
2035 ETF Fund—1.00% series contract	1,299.853	10.395968	13,513

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	$5,975	$5,273 $	$702	9,012	$0	$40,028	$49,040	$49,742
American Century Variable Portfolios—Class I:
Vista Fund	0	19,298	(19,298)	(10,394)	0	196,681	186,287	166,989
American Century Variable Portfolios—Class II:
Large Company Value Fund	25,570	19,088	6,482	13,883	0	157,898	171,781	178,263
Mid Cap Value Fund	22,596	16,055	6,541	50,023	59,200	41,492	150,715	157,256
Ultra Fund	0	2,750	(2,750)	4,181	0	18,945	23,126	20,376
Calamos Advisors Trust:
Growth and Income Portfolio	43,195	29,016	14,179	98,411	25,842	(5,723)	118,530	132,709
Davis Variable Account Fund, Inc.:
Value Portfolio	82,844	64,121	18,723	120,001	303,745	65,210	488,956	507,679
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	5,913	14,838	(8,925)	9,271	0	98,627	107,898	98,973
Stock Index Fund, Inc.	246,199	192,174	54,025	(268,094)	648,789	1,279,093	1,659,788	1,713,813
Dreyfus Investment Portfolios—Initial Shares:
Technology Growth Portfolio	0	5,541	(5,541)	34,109	0	21,681	55,790	50,249
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	447	3,427	(2,980)	14,304	0	24,412	38,716	35,736
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	0	36,472	(36,472)	0	0	0	0	(36,472)
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	24,725	11,075	13,650	2,396	0	48,769	51,165	64,815
DWS Variable Series II—Class A:
Global Thematic VIP	876	792	84	623	0	7,826	8,449	8,533
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	566	995	(429)	54	0	6,967	7,021	6,592
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	182,932	163,316	19,616	274,575	526,217	233,341	1,034,133	1,053,749
Ibbotson Conservative ETF Asset Allocation Portfolio	76,781	59,910	16,871	79,388	103,818	(33,117)	150,089	166,960
Ibbotson Growth ETF Asset Allocation Portfolio	276,802	308,092	(31,290)	788,299	1,640,347	(78,667)	2,349,979	2,318,689
Ibbotson Income and Growth ETF Asset Allocation Portfolio	107,315	97,067	10,248	222,202	201,059	(9,779)	413,482	423,730
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	3,064	5,030	(1,966)	13,542	0	49,088	62,630	60,664
Franklin U.S. Government Fund	61,524	32,605	28,919	17,458	0	(36,563)	(19,105)	9,814
Mutual Global Discovery Securities Fund	19,930	9,017	10,913	681	40,233	19,788	60,702	71,615
Mutual Shares Securities Fund	42,931	28,025	14,906	32,129	0	188,401	220,530	235,436
Templeton Foreign Securities Fund	23,792	10,915	12,877	21,276	0	94,143	115,419	128,296
Templeton Global Bond Securities Fund	136,141	28,427	107,714	160	3,418	160,987	164,565	272,279
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	3,166	4,645	(1,479)	(1,202)	0	39,633	38,431	36,952
Diversified Dividend Fund	4,152	2,975	1,177	329	0	29,708	30,037	31,214
Global Health Care Fund	0	12,655	(12,655)	(5,248)	0	168,980	163,732	151,077
Small Cap Equity Fund	0	22,904	(22,904)	56,129	0	162,047	218,176	195,272
Van Kampen American Value Fund	20,651	40,515	(19,864)	48,227	0	373,989	422,216	402,352
Van Kampen Comstock Fund	53,192	43,329	9,863	808	0	439,715	440,523	450,386

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.
(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.
(**)	Period from January 1, 2012 to April 27, 2012 (fund termination date).

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2012

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Invesco Variable Insurance Funds—Series II Shares:
Capital Development Fund (**)	$0	$11,416	$(11,416)	$464,150	$0	$(135,763)	$328,387	$316,971
Global Real Estate Fund	8,218	22,065	(13,847)	22,596	0	379,027	401,623	387,776
Government Securities Fund	23,725	12,493	11,232	3,273	0	(8,071)	(4,798)	6,434
International Growth Fund	17,472	17,095	377	31,668	0	131,980	163,648	164,025
Mid Cap Core Equity Fund	0	17,928	(17,928)	89,434	11,255	24,043	124,732	106,804
Utilities Fund	39,871	20,405	19,466	(58,418)	49,882	15,656	7,120	26,586
Van Kampen Mid Cap Growth Fund (*)	0	25,675	(25,675)	(9,745)	0	(35,539)	(45,284)	(70,959)
Janus Aspen Series—Service Shares:
Balanced Portfolio	126,976	70,918	56,058	(14,387)	351,457	157,929	494,999	551,057
Enterprise Portfolio	0	17,382	(17,382)	97,940	0	80,610	178,550	161,168
Janus Portfolio	11,723	35,546	(23,823)	45,662	42,418	280,868	368,948	345,125
Overseas Portfolio	46,023	102,443	(56,420)	(94,237)	823,648	130,347	859,758	803,338
Worldwide Portfolio	1,159	2,134	(975)	774	0	24,075	24,849	23,874
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	39,400	13,134	26,266	(14,551)	0	51,398	36,847	63,113
Mid Cap Growth Portfolio	0	17,175	(17,175)	11,853	149,576	(70,798)	90,631	73,456
U.S. Real Estate Portfolio	28,036	47,263	(19,227)	64,909	0	384,345	449,254	430,027
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	2,916	26,426	(23,510)	144,007	15,160	60,874	220,041	196,531
Small-Cap Growth Portfolio	0	2,970	(2,970)	(5,654)	0	22,681	17,027	14,057
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	11,929	14,734	(2,805)	(46,030)	0	148,195	102,165	99,360
Capital Appreciation Fund	14,071	47,366	(33,295)	89,096	0	300,680	389,776	356,481
Global Securities Fund	43,527	31,109	12,418	51,768	0	331,930	383,698	396,116
Main Street Fund	15,356	34,046	(18,690)	838	0	318,091	318,929	300,239
Main Street Small & Mid Cap Fund	9,026	39,564	(30,538)	(3,321)	0	428,364	425,043	394,505
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	166,222	39,896	126,326	36,689	0	173,506	210,195	336,521
Real Return Portfolio	86,922	110,016	(23,094)	161,666	412,594	(12,585)	561,675	538,581
Total Return Portfolio	314,741	167,520	147,221	95,740	253,776	419,413	768,929	916,150
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	0	11,333	(11,333)	(29,599)	0	62,887	33,288	21,955
Wilshire Variable Insurance Trust:
2015 ETF Fund	6,103	3,599	2,504	4,506	421	19,694	24,621	27,125
2025 ETF Fund	8,641	4,921	3,720	(1,586)	8,127	25,018	31,559	35,279
2035 ETF Fund	3,725	2,745	980	5,426	6,617	10,687	22,730	23,710

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.
(**)	Period from January 1, 2012 to April 27, 2012 (fund termination date).

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2012

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts		Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	$702	$9,012	$0	$40,028	$49,742	$80,061	$17,200	$(29,844	) $	33,017	$82,759	$367,092	$449,851
American Century Variable Portfolios—Class I:
Vista Fund	(19,298)	(10,394)	0	196,681	166,989	136,260	123,125	(13,565)		(430)	166,559	1,220,863	1,387,422
American Century Variable Portfolios—Class II:
Large Company Value Fund	6,482	13,883	0	157,898	178,263	621,580	49,442	131,695		703,833	882,096	929,310	1,811,406
Mid Cap Value Fund	6,541	50,023	59,200	41,492	157,256	387,940	87,637	(42,317)		257,986	415,242	980,960	1,396,202
Ultra Fund	(2,750)	4,181	0	18,945	20,376	13,261	3,435	(12,527)		(2,701)	17,675	166,438	184,113
Calamos Advisors Trust:
Growth and Income Portfolio	14,179	98,411	25,842	(5,723)	132,709	279,709	314,340	68,104		33,473	166,182	1,924,178	2,090,360
Davis Variable Account Fund, Inc.:
Value Portfolio	18,723	120,001	303,745	65,210	507,679	743,524	218,118	(277,690)		247,716	755,395	4,299,767	5,055,162
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	(8,925)	9,271	0	98,627	98,973	105,812	53,252	(44,496)		8,064	107,037	970,158	1,077,195
Stock Index Fund, Inc.	54,025	(268,094)	648,789	1,279,093	1,713,813	1,584,584	795,131	(627,406)		162,047	1,875,860	12,123,016	13,998,876
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	(5,541)	34,109	0	21,681	50,249	28,295	54,339	20,704		(5,340)	44,909	348,245	393,154
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	(2,980)	14,304	0	24,412	35,736	27,268	12,874	(30,963)		(16,569)	19,167	201,984	221,151
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	(36,472)	0	0	0	(36,472)	1,368,209	193,620	(1,893,612)		(719,023)	(755,495)	3,278,668	2,523,173
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	13,650	2,396	0	48,769	64,815	53,616	77,722	(65,540)		(89,646)	(24,831)	762,094	737,263
DWS Variable Series II—Class A:
Global Thematic VIP	84	623	0	7,826	8,533	27,688	77	3,715		31,326	39,859	35,925	75,784
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	(429)	54	0	6,967	6,592	38,388	120	33,715		71,983	78,575	30,037	108,612
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	19,616	274,575	526,217	233,341	1,053,749	1,693,496	719,601	(225,644)		748,251	1,802,000	10,975,838	12,777,838
Ibbotson Conservative ETF Asset Allocation Portfolio	16,871	79,388	103,818	(33,117)	166,960	475,124	346,602	1,248,452		1,376,974	1,543,934	4,072,784	5,616,718
Ibbotson Growth ETF Asset Allocation Portfolio	(31,290)	788,299	1,640,347	(78,667)	2,318,689	2,580,667	2,411,984	(496,846)		(328,163)	1,990,526	20,555,757	22,546,283
Ibbotson Income and Growth ETF Asset Allocation Portfolio	10,248	222,202	201,059	(9,779)	423,730	790,067	379,089	(477,505)		(66,527)	357,203	6,599,279	6,956,482
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	(1,966)	13,542	0	49,088	60,664	123,661	7,697	32,185		148,149	208,813	277,667	486,480
Franklin U.S. Government Fund	28,919	17,458	0	(36,563)	9,814	448,563	396,718	16,276		68,121	77,935	2,112,965	2,190,900
Mutual Global Discovery Securities Fund	10,913	681	40,233	19,788	71,615	193,095	15,968	(10,968)		166,159	237,774	541,678	779,452
Mutual Shares Securities Fund	14,906	32,129	0	188,401	235,436	584,368	121,697	26,426		489,097	724,533	1,584,083	2,308,616
Templeton Foreign Securities Fund	12,877	21,276	0	94,143	128,296	347,414	43,866	89,987		393,535	521,831	559,640	1,081,471
Templeton Global Bond Securities Fund	107,714	160	3,418	160,987	272,279	884,832	123,248	118,764		880,348	1,152,627	1,551,197	2,703,824

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.
(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.
(**)	Period from January 1, 2012 to April 27, 2012 (fund termination date).

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2012

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts		Net Increase (Decrease) in Net Assets From Principal Transactions		Net Increase (Decrease) in Net Assets		Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	$(1,479)	$(1,202)	$0	$39,633	$36,952	$26,122	$19,756	$(63,439	) $	(57,073	) $	(20,121	) $	329,505	$309,384
Diversified Dividend Fund	1,177	329	0	29,708	31,214	24,134	15,806	20,966		29,294		60,508		181,983	242,491
Global Health Care Fund	(12,655)	(5,248)	0	168,980	151,077	54,558	72,260	(13,651)		(31,353)		119,724		801,913	921,637
Small Cap Equity Fund	(22,904)	56,129	0	162,047	195,272	488,779	138,483	(54,773)		295,523		490,795		1,437,929	1,928,724
Van Kampen American Value Fund	(19,864)	48,227	0	373,989	402,352	331,945	169,318	(2,922)		159,705		562,057		2,522,906	3,084,963
Van Kampen Comstock Fund	9,863	808	0	439,715	450,386	365,498	164,572	88,898		289,824		740,210		2,458,396	3,198,606
Invesco Variable Insurance Funds—Series II Shares:
Capital Development Fund (**)	(11,416)	464,150	0	(135,763)	316,971	208,594	42,322	(2,820,395)		(2,654,123)		(2,337,152)		2,337,152	0
Global Real Estate Fund	(13,847)	22,596	0	379,027	387,776	612,566	49,891	394,208		956,883		1,344,659		1,209,602	2,554,261
Government Securities Fund	11,232	3,273	0	(8,071)	6,434	41,011	115,674	(5,777)		(80,440)		(74,006)		846,496	772,490
International Growth Fund	377	31,668	0	131,980	164,025	400,177	63,925	(44,945)		291,307		455,332		1,006,964	1,462,296
Mid Cap Core Equity Fund	(17,928)	89,434	11,255	24,043	106,804	251,135	81,611	18,271		187,795		294,599		1,062,044	1,356,643
Utilities Fund	19,466	(58,418)	49,882	15,656	26,586	101,518	100,994	(8,920)		(8,396)		18,190		1,393,474	1,411,664
Van Kampen Mid Cap Growth Fund (*)	(25,675)	(9,745)	0	(35,539)	(70,959)	331,688	129,139	2,788,690		2,991,239		2,920,280		0	2,920,280
Janus Aspen Series—Service Shares:
Balanced Portfolio	56,058	(14,387)	351,457	157,929	551,057	580,335	552,060	(133,336)		(105,061)		445,996		4,767,701	5,213,697
Enterprise Portfolio	(17,382)	97,940	0	80,610	161,168	379,666	62,347	(87,997)		229,322		390,490		951,871	1,342,361
Janus Portfolio	(23,823)	45,662	42,418	280,868	345,125	623,991	144,320	196,679		676,350		1,021,475		1,882,690	2,904,165
Overseas Portfolio	(56,420)	(94,237)	823,648	130,347	803,338	1,445,263	455,732	(344,830)		644,701		1,448,039		6,723,111	8,171,150
Worldwide Portfolio	(975)	774	0	24,075	23,874	8,034	9,429	(8,613)		(10,008)		13,866		139,729	153,595
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	26,266	(14,551)	0	51,398	63,113	50,347	81,185	(25,430)		(56,268)		6,845		812,386	819,231
Mid Cap Growth Portfolio	(17,175)	11,853	149,576	(70,798)	73,456	260,700	71,471	152,654		341,883		415,339		1,068,370	1,483,709
U.S. Real Estate Portfolio	(19,227)	64,909	0	384,345	430,027	206,615	320,133	(79,786)		(193,304)		236,723		3,113,899	3,350,622
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	(23,510)	144,007	15,160	60,874	196,531	162,100	120,491	(132,734)		(91,125)		105,406		1,776,109	1,881,515
Small-Cap Growth Portfolio	(2,970)	(5,654)	0	22,681	14,057	25,014	17,795	(29,639)		(22,420)		(8,363)		202,296	193,933
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	(2,805)	(46,030)	0	148,195	99,360	81,393	82,404	(26,329)		(27,340)		72,020		978,044	1,050,064
Capital Appreciation Fund	(33,295)	89,096	0	300,680	356,481	770,853	134,269	(39,051)		597,533		954,014		2,795,569	3,749,583
Global Securities Fund	12,418	51,768	0	331,930	396,116	323,800	167,604	89,564		245,760		641,876		2,004,885	2,646,761
Main Street Fund	(18,690)	838	0	318,091	300,239	218,227	172,276	186,648		232,599		532,838		1,939,174	2,472,012
Main Street Small & Mid Cap Fund	(30,538)	(3,321)	0	428,364	394,505	288,664	130,918	(36,077)		121,669		516,174		2,406,526	2,922,700
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	126,326	36,689	0	173,506	336,521	536,796	142,208	586,285		980,873		1,317,394		2,257,862	3,575,256
Real Return Portfolio	(23,094)	161,666	412,594	(12,585)	538,581	1,279,566	969,715	(278,221)		31,630		570,211		7,659,336	8,229,547
Total Return Portfolio	147,221	95,740	253,776	419,413	916,150	2,469,677	841,427	898,729		2,526,979		3,443,129		10,445,509	13,888,638
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	(11,333)	(29,599)	0	62,887	21,955	62,109	79,913	(20,136)		(37,940)		(15,985)		764,437	748,452
Wilshire Variable Insurance Trust:
2015 ETF Fund	2,504	4,506	421	19,694	27,125	15,553	13,398	4,940		7,095		34,220		245,562	279,782
2025 ETF Fund	3,720	(1,586)	8,127	25,018	35,279	240,072	3,679	19,503		255,896		291,175		204,860	496,035
2035 ETF Fund	980	5,426	6,617	10,687	23,710	45,726	5,027	803		41,502		65,212		169,015	234,227

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.
(**)	Period from January 1, 2012 to April 27, 2012 (fund termination date).

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2011

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	$11,075	$4,014	$0	$(105,791)	$(90,702)	$91,576	$10,263	$(11,964)	$69,349	$(21,353)$	388,445	$367,092
American Century Variable Portfolios—Class I:
Vista Fund	(20,137)	(78,237)	0	(35,438)	(133,812)	149,952	137,485	(116,930)	(104,463)	(238,275)	1,459,138	1,220,863
American Century Variable Portfolios—Class II:
Large Company Value Fund	1,499	49,610	0	(59,808)	(8,699)	275,166	38,327	(29,606)	207,233	198,534	730,776	929,310
Mid Cap Value Fund	(1,208)	(6,228)	22,280	(38,475)	(23,631)	180,021	35,761	29,918	174,178	150,547	830,413	980,960
Ultra Fund	(2,700)	(7,163)	0	10,352	489	12,298	15,103	(10,754)	(13,559)	(13,070)	179,508	166,438
Calamos Advisors Trust:
Growth and Income Portfolio	2,025	138,248	0	(228,765)	(88,492)	395,028	279,905	84,927	200,050	111,558	1,812,620	1,924,178
Davis Variable Account Fund, Inc.:
Value Portfolio	(15,101)	124,944	335,294	(655,134)	(209,997)	913,221	150,353	(88,079)	674,789	464,792	3,834,975	4,299,767
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	(7,570)	17,904	0	(22,605)	(12,271)	149,740	59,562	(111,091)	(20,913)	(33,184)	1,003,342	970,158
Stock Index Fund, Inc.	23,684	(418,546)	84,011	255,634	(55,217)	1,766,211	1,033,153	(1,479,323)	(746,265)	(801,482)	12,924,498	12,123,016
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	(6,338)	33,152	0	(67,415)	(40,601)	28,089	81,762	(32,860)	(86,533)	(127,134)	475,379	348,245
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	(2,394)	20,864	0	(19,699)	(1,229)	23,872	10,584	(20,793)	(7,505)	(8,734)	210,718	201,984
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	(47,888)	0	0	0	(47,888)	3,670,852	1,868,537	(2,132,359)	(330,044)	(377,932)	3,656,600	3,278,668
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	267	370	0	52,250	52,887	57,507	60,037	(6,632)	(9,162)	43,725	718,369	762,094
DWS Variable Series II—Class A:
Global Thematic VIP	(227)	2,338	0	(8,139)	(6,028)	13,495	3,769	(1,348)	8,378	2,350	33,575	35,925
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	(145)	562	0	(2,177)	(1,760)	19,190	23	5,041	24,208	22,448	7,589	30,037
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(30,740)	72,877	174,547	(457,249)	(240,565)	1,911,873	369,956	(157,686)	1,384,231	1,143,666	9,832,172	10,975,838
Ibbotson Conservative ETF Asset Allocation Portfolio	2,814	30,501	97,097	(73,745)	56,667	458,370	127,537	564,083	894,916	951,583	3,121,201	4,072,784
Ibbotson Growth ETF Asset Allocation Portfolio	(48,859)	251,447	242,843	(1,543,742)	(1,098,311)	3,804,155	1,765,539	373,608	2,412,224	1,313,913	19,241,844	20,555,757
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(31,745)	88,435	104,083	(183,069)	(22,296)	840,015	146,591	(10,867)	682,557	660,261	5,939,018	6,599,279
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	(1,090)	1,619	0	(11,681)	(11,152)	117,423	3,905	45,176	158,694	147,542	130,125	277,667
Franklin U.S. Government Fund	29,458	3,931	0	39,672	73,061	499,747	47,559	145,364	597,552	670,613	1,442,352	2,112,965
Mutual Global Discovery Securities Fund	4,502	2,510	10,269	(40,741)	(23,460)	260,820	20,863	25,980	265,937	242,477	299,201	541,678
Mutual Shares Securities Fund	14,944	15,272	0	(50,650)	(20,434)	558,049	32,271	111,448	637,226	616,792	967,291	1,584,083
Templeton Foreign Securities Fund	2,816	(9,106)	0	(68,724)	(75,014)	160,376	65,713	(59,885)	34,778	(40,236)	599,876	559,640
Templeton Global Bond Securities Fund	38,161	12,978	5,965	(111,867)	(54,763)	794,739	37,401	276,163	1,033,501	978,738	572,459	1,551,197

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2011

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	$(1,935)	$6,294	$0	$(10,274)	$(5,915)	$34,820	$78,313	$(15,612)	$(59,105)	$(65,020)	$394,525	$329,505
Dividend Growth Fund (*)	(1,705)	(1,679)	0	(10,835)	(14,219)	17,435	26,993	205,760	196,202	181,983	0	181,983
Financial Services Fund (**)	(543)	(6,499)	0	17,018	9,976	9,341	7,728	(192,254)	(190,641)	(180,665)	180,665	0
Global Health Care Fund	(12,189)	(17,791)	0	52,254	22,274	68,422	83,820	(20,210)	(35,608)	(13,334)	815,247	801,913
Small Cap Equity Fund	(16,690)	11,714	0	(20,468)	(25,444)	351,874	38,629	104,518	417,763	392,319	1,045,610	1,437,929
Van Kampen Comstock Fund (*)	(24,227)	(34,462)	0	(254,652)	(313,341)	248,510	83,272	2,606,499	2,771,737	2,458,396	0	2,458,396
Van Kampen U.S. Mid Cap Value Portfolio	(17,899)	(166,818)	0	159,333	(25,384)	376,366	253,477	(63,947)	58,942	33,558	2,489,348	2,522,906
Van Kampen Value Portfolio (**)	33,566	264,895	0	(71,991)	226,470	106,268	149,025	(2,578,397)	(2,621,154)	(2,394,684)	2,394,684	0
Invesco Variable Insurance Funds—Series II Shares:
Capital Development Fund	(31,593)	(95,615)	0	(97,059)	(224,267)	545,947	128,709	(34,586)	382,652	158,385	2,178,767	2,337,152
Global Real Estate Fund	31,344	55,084	0	(183,324)	(96,896)	371,950	19,002	(91,718)	261,230	164,334	1,045,268	1,209,602
Government Securities Fund	16,908	(9,265)	0	40,875	48,518	54,062	66,242	(230,842)	(243,022)	(194,504)	1,041,000	846,496
International Growth Fund	(3,920)	28,061	0	(96,578)	(72,437)	404,243	27,055	148,065	525,253	452,816	554,148	1,006,964
Mid Cap Core Equity Fund	(13,346)	(31,771)	0	(40,190)	(85,307)	221,039	45,608	100,518	275,949	190,642	871,402	1,062,044
Utilities Fund	21,543	(99,553)	0	253,301	175,291	128,542	99,030	(52,544)	(23,032)	152,259	1,241,215	1,393,474
Janus Aspen Series—Service Shares:
Balanced Portfolio	47,474	55,874	226,342	(348,417)	(18,727)	771,328	314,286	123,461	580,503	561,776	4,205,925	4,767,701
Enterprise Portfolio	(13,038)	104,106	0	(117,942)	(26,874)	165,460	36,266	(38,005)	91,189	64,315	887,556	951,871
Janus Portfolio	(19,573)	212,249	0	(335,670)	(142,994)	618,368	268,581	(474,619)	(124,832)	(267,826)	2,150,516	1,882,690
Overseas Portfolio	(81,521)	(156,081)	83,066	(3,090,339)	(3,244,875)	2,221,705	447,682	(548,412)	1,225,611	(2,019,264)	8,742,375	6,723,111
Worldwide Portfolio	(1,477)	438	0	(24,331)	(25,370)	9,076	8,031	(718)	327	(25,043)	164,772	139,729
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	17,120	(42,818)	0	60,707	35,009	31,961	147,868	(89,103)	(205,010)	(170,001)	982,387	812,386
Mid Cap Growth Portfolio	(10,358)	164,749	423	(247,683)	(92,869)	291,665	123,887	60,708	228,486	135,617	932,753	1,068,370
U.S. Real Estate Portfolio	(19,077)	(442,865)	0	599,337	137,395	229,210	327,710	(248,113)	(346,613)	(209,218)	3,323,117	3,113,899
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	(19,394)	205,392	0	(297,279)	(111,281)	223,218	195,717	(137,849)	(110,348)	(221,629)	1,997,738	1,776,109
Small-Cap Growth Portfolio	(3,324)	(7,427)	0	8,351	(2,400)	27,299	26,567	(34,556)	(33,824)	(36,224)	238,520	202,296
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	6,894	(112,604)	0	89,888	(15,822)	109,244	173,252	(69,545)	(133,553)	(149,375)	1,127,419	978,044
Capital Appreciation Fund	(32,979)	(27,227)	0	(22,517)	(82,723)	699,633	132,606	(159,485)	407,542	324,819	2,470,750	2,795,569
Global Securities Fund	(8,250)	109,313	0	(306,876)	(205,813)	383,890	148,689	117,533	352,734	146,921	1,857,964	2,004,885
Main Street Fund	(14,580)	(40,692)	0	40,768	(14,504)	275,306	120,738	426,949	581,517	567,013	1,372,161	1,939,174
Main Street Small & Mid Cap Fund	(25,527)	(27,533)	0	(34,285)	(87,345)	308,141	150,234	(42,401)	115,506	28,161	2,378,365	2,406,526
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	103,355	107,509	0	(194,067)	16,797	444,405	89,702	567,283	921,986	938,783	1,319,079	2,257,862
Real Return Portfolio	49,384	61,950	209,148	286,733	607,215	1,248,040	579,439	519,011	1,187,612	1,794,827	5,864,509	7,659,336
Total Return Portfolio	127,777	76,609	144,725	(130,762)	218,349	2,294,214	632,083	(867,393)	794,738	1,013,087	9,432,422	10,445,509
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	(12,162)	(37,873)	0	(21,565)	(71,600)	69,697	39,254	(66,451)	(36,008)	(107,608)	872,045	764,437
Wilshire Variable Insurance Trust:
2015 ETF Fund	276	(236)	0	359	399	33,445	25,946	(15,626)	(8,127)	(7,728)	253,290	245,562
2025 ETF Fund	48	(848)	0	(2,732)	(3,532)	57,639	4,937	23,488	76,190	72,658	132,202	204,860
2035 ETF Fund	(536)	(5,214)	0	(2,448)	(8,198)	25,202	1,347	11,842	35,697	27,499	141,516	169,015

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.
(**)	Period from January 1, 2011 to April 29, 2011 (fund termination date).

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2012 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AllianceBernstein Variable Products Series Fund, Inc. – Class B Shares:

•	International Value Portfolio

American Century Variable Portfolios – Class I:

•	Vista Fund

American Century Variable Portfolios – Class II:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Dreyfus Funds – Service Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolios – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolios – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Money Market Portfolio

Dreyfus Variable Investment Funds – Service Shares:

•	Appreciation Portfolio

DWS Variable Series II – Class A:

•	Global Thematic VIP

DWS Variable Series II – Class B:

•	Dreman Small Mid Cap Value VIP

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Franklin Small Cap Value Securities Fund

•	Franklin U.S. Government Fund

•	Mutual Global Discovery Securities Fund

•	Mutual Shares Securities Fund

•	Templeton Foreign Securities Fund

•	Templeton Global Bond Securities Fund

Invesco Variable Insurance Funds – Series I Shares:

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	Small Cap Equity Fund

•	Van Kampen American Value Fund

•	Van Kampen Comstock Fund

Invesco Variable Insurance Funds – Series II Shares:

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Utilities Fund

•	Van Kampen Mid Cap Growth Fund

Janus Aspen Series – Service Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Janus Portfolio

•	Overseas Portfolio

•	Worldwide Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust – Class S:

•	Guardian Portfolio

•	Small-Cap Growth Portfolio

Oppenheimer Variable Account Funds – Service Shares:

•	Balanced Fund

•	Capital Appreciation Fund

•	Global Securities Fund

•	Main Street Fund

•	Main Street Small & Mid Cap Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio

Rydex Variable Trust:

•	Guggenheim U.S. Long Short Momentum Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION—Continued

The following fund was added to the Account effective April 27, 2012: Invesco Variable Insurance Funds, Inc. – Series II Shares Van Kampen Mid Cap Growth Fund.

Invesco Variable Insurance Funds – Series I Shares Dividend Growth Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Diversified Dividend Fund on April 27, 2012. Invesco Variable Insurance Funds – Series I Shares Van Kampen U.S. Mid Cap Value Portfolio’s name changed to Invesco Variable Insurance Funds – Series I Shares Van Kampen American Value Fund on April 27, 2012. Rydex Variable Trust – Rydex|SGI U.S. Long Short Momentum Fund’s name changed to Rydex Variable Trust – Guggenheim U.S. Long Short Momentum Fund.

The following fund was terminated from the Account effective April 27, 2012: Invesco Variable Insurance Funds, Inc. – Series II Shares Capital Development Fund.

The following funds were added to the Account effective May 2, 2011: Invesco Variable Insurance Funds – Series I Shares Dividend Growth Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund.

Oppenheimer Variable Account Funds – Service Shares Main Street Small Cap Fund’s name changed to Oppenheimer Variable Account Funds – Service Shares Main Street Small & Mid Cap Fund on April 29, 2011.

The following funds were terminated from the Account effective April 29, 2011: Invesco Variable Insurance Funds – Series I Shares Financial Services Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Value Portfolio.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES—Continued

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Recent Accounting Standard

Effective January 1, 2012, the Account prospectively adopted ASU 2011-04, which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The impact of adoption was not material to the Account’s results of operations or financial position.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2012 Statement of Changes in Net Assets for applicable periods) December 31, 2012, are as follows:

	2012
	Cost of Purchases	Proceeds from Sales
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	$72,791	$39,072
American Century Variable Portfolios—Class I:
Vista Fund	142,679	162,407
American Century Variable Portfolios—Class II:
Large Company Value Fund	801,276	90,961
Mid Cap Value Fund	500,538	176,811
Ultra Fund	19,151	24,602
Calamos Advisors Trust:
Growth and Income Portfolio	476,969	403,475
Davis Variable Account Fund, Inc.:
Value Portfolio	896,345	326,161
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	101,207	102,068
Stock Index Fund, Inc.	2,335,134	1,470,273
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	51,123	62,004
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	29,629	49,178
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	1,268,191	2,023,686
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	77,752	153,748
DWS Variable Series II—Class A:
Global Thematic VIP	34,006	2,596
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	79,444	7,890
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	2,280,638	986,554
Ibbotson Conservative ETF Asset Allocation Portfolio	1,956,128	458,465
Ibbotson Growth ETF Asset Allocation Portfolio	3,808,429	2,527,535
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,127,748	982,968
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	223,207	77,024
Franklin U.S. Government Fund	617,512	520,472
Mutual Global Discovery Securities Fund	328,079	110,774
Mutual Shares Securities Fund	714,544	210,541
Templeton Foreign Securities Fund	475,595	69,183
Templeton Global Bond Securities Fund	1,186,210	194,730
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	23,047	81,599
Diversified Dividend Fund	55,048	24,577
Global Health Care Fund	59,714	103,722
Small Cap Equity Fund	456,872	184,253
Van Kampen American Value Fund	370,499	230,658
Van Kampen Comstock Fund	551,699	252,012
Invesco Variable Insurance Funds—Series II Shares:
Capital Development Fund	169,325	2,834,864
Global Real Estate Fund	989,314	46,278
Government Securities Fund	68,830	138,038
International Growth Fund	579,826	288,142
Mid Cap Core Equity Fund	460,656	279,534
Utilities Fund	193,617	132,665
Van Kampen Mid Cap Growth Fund	3,119,591	154,027
Janus Aspen Series—Service Shares:
Balanced Portfolio	1,323,190	1,020,736
Enterprise Portfolio	427,330	215,390
Janus Portfolio	942,266	247,321
Overseas Portfolio	1,961,461	549,532
Worldwide Portfolio	9,062	20,045

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2012 Statement of Changes in Net Assets for applicable periods) December 31, 2012, are as follows:

	2012
	Cost of Purchases	Proceeds from Sales
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	$91,994	$121,996
Mid Cap Growth Portfolio	733,299	259,015
U.S. Real Estate Portfolio	182,677	395,208
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	229,165	328,640
Small-Cap Growth Portfolio	22,180	47,570
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	82,853	112,998
Capital Appreciation Fund	796,417	232,179
Global Securities Fund	508,459	250,281
Main Street Fund	419,621	205,712
Main Street Small & Mid Cap Fund	328,435	237,304
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	1,530,013	422,814
Real Return Portfolio	1,899,139	1,478,009
Total Return Portfolio	3,780,018	852,042
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	56,199	105,472
Wilshire Variable Insurance Trust:
2015 ETF Fund	27,532	17,512
2025 ETF Fund	292,449	24,706
2035 ETF Fund	68,163	19,064

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2012:

2.00% Series Contracts	$35,876
1.95% Series Contracts	21,241
1.85% Series Contracts	5,261
1.80% Series Contracts	8,663
1.75% Series Contracts	121,633
1.70% Series Contracts	11,238
1.65% Series Contracts	221,523
1.55% Series Contracts	118,930
1.50% Series Contracts	10,968
1.45% Series Contracts	24,417
1.40% Series Contracts	705,226
1.25% Series Contracts	941,750
1.00% Series Contracts	32,823
0.75% Series Contracts	110

$2,259,659

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $144,592 for the year ended December 31, 2012.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
AllianceBernstein Variable Products Series Fund, Inc.—Class B:
International Value Portfolio—1.80% series contract	358.061	65.060	0.273	422.848
International Value Portfolio—1.75% series contract	3,167.475	207.286	655.037	2,719.724
International Value Portfolio—1.65% series contract	9.702	0.000	0.061	9.641
International Value Portfolio—1.55% series contract	6,322.410	1,523.175	2,172.535	5,673.050
International Value Portfolio—1.50% series contract	866.311	179.837	9.405	1,036.743
International Value Portfolio—1.45% series contract	1,532.172	233.142	94.779	1,670.535
International Value Portfolio—1.25% series contract	53,462.413	13,518.577	5,898.448	61,082.542
International Value Portfolio—1.00% series contract	4,681.245	929.944	1,702.013	3,909.176
American Century Variable Portfolios—Class I:
Vista Fund—1.80% series contract	0.000	820.128	504.146	315.982
Vista Fund—1.75% series contract	9.780	682.344	0.062	692.062
Vista Fund—1.70% series contract	326.180	1,614.889	1,119.748	821.321
Vista Fund—1.65% series contract *	6,123.946	0.000	0.062	6,123.884
Vista Fund—1.65% series contract	13,959.222	491.404	5,681.790	8,768.836
Vista Fund—1.55% series contract	232.709	371.235	0.283	603.661
Vista Fund—1.40% series contract	64,286.118	13,537.280	14,443.212	63,380.186
Vista Fund—1.25% series contract	38,811.540	10,591.636	4,866.512	44,536.664
Vista Fund—1.00% series contract	517.844	349.572	2.486	864.930
American Century Variable Portfolios—Class II:
Large Company Value Fund—2.00% series contract	0.000	1,370.939	39.064	1,331.875
Large Company Value Fund—1.75% series contract	2,282.345	1,157.896	331.576	3,108.665
Large Company Value Fund—1.65% series contract *	9.605	1,553.227	0.060	1,562.772
Large Company Value Fund—1.65% series contract	1,665.749	0.330	676.308	989.771
Large Company Value Fund—1.55% series contract	2,802.992	7,379.388	1,291.829	8,890.551
Large Company Value Fund—1.50% series contract	91.868	1,541.103	178.092	1,454.879
Large Company Value Fund—1.40% series contract	43,989.066	8,177.211	8,778.607	43,387.670
Large Company Value Fund—1.25% series contract	50,738.587	85,230.083	19,081.093	116,887.577
Large Company Value Fund—1.00% series contract	1,019.365	1,150.851	218.302	1,951.914
Mid Cap Value Fund—2.00% series contract	0.000	721.787	23.248	698.539
Mid Cap Value Fund—1.80% series contract	0.000	169.012	1.015	167.997
Mid Cap Value Fund—1.75% series contract	1,493.000	929.407	972.263	1,450.144
Mid Cap Value Fund—1.70% series contract	0.000	271.493	1.628	269.865
Mid Cap Value Fund—1.65% series contract *	9.575	1,973.233	0.062	1,982.746
Mid Cap Value Fund—1.65% series contract	4,639.639	37.051	466.762	4,209.928
Mid Cap Value Fund—1.55% series contract	2,056.017	4,724.731	848.455	5,932.293
Mid Cap Value Fund—1.50% series contract	46.012	1,589.949	152.657	1,483.304
Mid Cap Value Fund—1.45% series contract	366.002	447.117	796.165	16.954
Mid Cap Value Fund—1.40% series contract	31,575.880	7,562.455	8,154.631	30,983.704
Mid Cap Value Fund—1.25% series contract	35,681.750	24,083.192	10,264.250	49,500.692
Mid Cap Value Fund—1.00% series contract	2,190.224	3,526.596	3,026.091	2,690.729
Ultra Fund—1.80% series contract	436.642	1,144.343	1,013.036	567.949
Ultra Fund—1.70% series contract	1,056.100	2,224.362	2,001.851	1,278.611
Ultra Fund—1.65% series contract	2,248.865	389.651	614.082	2,024.434
Ultra Fund—1.40% series contract	12,548.846	3,324.840	3,664.282	12,209.404
Calamos Advisors Trust:
Growth and Income Portfolio—1.80% series contract	427.989	11.085	439.074	0.000
Growth and Income Portfolio—1.75% series contract	14,943.863	59.341	14,685.131	318.073
Growth and Income Portfolio—1.70% series contract	751.147	16.546	743.654	24.039
Growth and Income Portfolio—1.65% series contract *	3,876.309	1,913.468	88.591	5,701.186
Growth and Income Portfolio—1.65% series contract	17,482.963	995.604	8,976.944	9,501.623
Growth and Income Portfolio—1.55% series contract	2,537.756	1,656.048	499.630	3,694.174
Growth and Income Portfolio—1.50% series contract	46.716	32.475	0.836	78.355
Growth and Income Portfolio—1.40% series contract	67,968.837	19,158.727	23,598.222	63,529.342
Growth and Income Portfolio—1.25% series contract	74,014.102	36,703.447	9,678.234	101,039.315
Growth and Income Portfolio—1.00% series contract	2,951.429	1,066.586	843.524	3,174.491
Davis Variable Account Fund, Inc.:
Value Portfolio—1.80% series contract	889.423	134.634	1.446	1,022.611
Value Portfolio—1.75% series contract	33,170.918	1,374.987	696.265	33,849.640
Value Portfolio—1.70% series contract	242.008	0.000	0.000	242.008
Value Portfolio—1.65% series contract *	9,721.787	53.155	1,039.650	8,735.292
Value Portfolio—1.65% series contract	13,232.845	303.054	4,597.170	8,938.729
Value Portfolio—1.55% series contract	18,745.823	3,322.370	3,825.782	18,242.411
Value Portfolio—1.50% series contract	5,392.841	1,041.501	1,414.970	5,019.372
Value Portfolio—1.45% series contract	6,458.098	2,862.737	2,907.295	6,413.540
Value Portfolio—1.40% series contract	91,046.624	16,466.197	24,083.285	83,429.536
Value Portfolio—1.25% series contract	316,682.324	75,069.352	36,806.184	354,945.492
Value Portfolio—1.00% series contract	25,026.854	7,152.646	5,473.989	26,705.511
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.—1.80% series contract	339.826	0.000	0.286	339.540
Socially Responsible Growth Fund, Inc.—1.75% series contract	9.624	0.000	0.061	9.563
Socially Responsible Growth Fund, Inc.—1.70% series contract	3,976.572	17.513	136.858	3,857.227
Socially Responsible Growth Fund, Inc.—1.65% series contract *	526.408	0.000	516.844	9.564
Socially Responsible Growth Fund, Inc.—1.65% series contract	114.718	3.697	3.697	114.718
Socially Responsible Growth Fund, Inc.—1.55% series contract	3,057.520	105.636	1,601.214	1,561.942
Socially Responsible Growth Fund, Inc.—1.45% series contract	368.995	31.264	0.440	399.819
Socially Responsible Growth Fund, Inc.—1.40% series contract	44,507.770	5,873.894	7,673.329	42,708.335
Socially Responsible Growth Fund, Inc.—1.25% series contract	27,009.600	5,610.721	378.337	32,241.984
Socially Responsible Growth Fund, Inc.—1.00% series contract	24.068	0.000	1.115	22.953
Stock Index Fund, Inc.—2.00% series contract	8,123.100	53,006.165	43,190.364	17,938.901
Stock Index Fund, Inc.—1.95% series contract	22,171.612	22,416.279	30,594.294	13,993.597
Stock Index Fund, Inc.—1.80% series contract **	727.214	103.956	1.441	829.729
Stock Index Fund, Inc.—1.80% series contract	646.129	0.000	0.000	646.129
Stock Index Fund, Inc.—1.75% series contract	60,656.485	63,669.679	82,947.677	41,378.487
Stock Index Fund, Inc.—1.70% series contract	709.759	44.844	83.424	671.179
Stock Index Fund, Inc.—1.65% series contract *	3,023.533	5,203.420	1,291.617	6,935.336
Stock Index Fund, Inc.—1.65% series contract	10,537.410	207.206	1,200.890	9,543.726
Stock Index Fund, Inc.—1.55% series contract	29,649.920	6,853.920	4,021.678	32,482.162
Stock Index Fund, Inc.—1.50% series contract	3,999.586	2,050.496	1,091.732	4,958.350
Stock Index Fund, Inc.—1.45% series contract	14,765.125	1,023.834	4,343.203	11,445.756
Stock Index Fund, Inc.—1.40% series contract	497,690.576	80,039.738	99,894.944	477,835.370
Stock Index Fund, Inc.—1.25% series contract	371,582.582	107,516.091	50,585.674	428,512.999
Stock Index Fund, Inc.—1.00% series contract	29,324.841	11,311.237	5,622.470	35,013.608

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
Dreyfus Investment Portfolios—Initial Shares:
Technology Growth Portfolio—1.70% series contract	8.145	0.000	0.000	8.145
Technology Growth Portfolio—1.65% series contract	3,215.752	388.502	2,034.498	1,569.756
Technology Growth Portfolio—1.40% series contract	24,271.227	5,367.101	4,011.124	25,627.204
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio—2.00% series contract	749.744	1,628.000	1,902.711	475.033
MidCap Stock Portfolio—1.95% series contract	3,923.023	3,835.575	4,705.556	3,053.042
MidCap Stock Portfolio—1.75% series contract	3,232.379	3,350.394	4,415.113	2,167.660
MidCap Stock Portfolio—1.65% series contract *	9.644	0.000	0.060	9.584
MidCap Stock Portfolio—1.65% series contract	308.289	0.257	94.299	214.247
MidCap Stock Portfolio—1.55% series contract	1,504.652	56.295	165.547	1,395.400
MidCap Stock Portfolio—1.45% series contract	118.452	2.582	0.075	120.959
MidCap Stock Portfolio—1.40% series contract	3,720.853	386.580	735.735	3,371.698
MidCap Stock Portfolio—1.25% series contract	6,944.323	2,607.286	1,355.254	8,196.355
MidCap Stock Portfolio—1.00% series contract	268.758	29.202	3.212	294.748
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio—2.00% series contract	690,780.499	635,095.716	1,190,333.456	135,542.759
Money Market Portfolio—1.95% series contract	64.692	5,958.621	64.688	5,958.625
Money Market Portfolio—1.80% series contract **	62.003	23.233	1.698	83.538
Money Market Portfolio—1.80% series contract	2,473.664	0.000	0.000	2,473.664
Money Market Portfolio—1.75% series contract	454,084.274	747,339.115	867,353.502	334,069.887
Money Market Portfolio—1.70% series contract	37,269.179	2,445.790	14,996.504	24,718.465
Money Market Portfolio—1.65% series contract *	22,237.417	9,155.479	15,420.255	15,972.641
Money Market Portfolio—1.65% series contract	72,543.049	729.493	11,307.895	61,964.647
Money Market Portfolio—1.55% series contract	31,557.481	1,567.588	4,851.242	28,273.827
Money Market Portfolio—1.50% series contract	1,109.621	0.000	3.098	1,106.523
Money Market Portfolio—1.45% series contract	4,477.688	972.231	4,557.648	892.271
Money Market Portfolio—1.40% series contract	1,087,068.708	221,605.393	160,750.180	1,147,923.921
Money Market Portfolio—1.25% series contract	898,900.447	348,132.034	467,566.440	779,466.041
Money Market Portfolio—1.00% series contract	34,291.553	7,376.054	5,246.733	36,420.874
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio—1.80% series contract	696.756	0.000	0.000	696.756
Appreciation Portfolio—1.70% series contract	630.713	46.776	88.333	589.156
Appreciation Portfolio—1.65% series contract	4,171.073	854.569	943.481	4,082.161
Appreciation Portfolio—1.40% series contract	46,331.716	12,757.336	18,254.760	40,834.292
DWS Variable Series II—Class A:
Global Thematic VIP—1.75% series contract	9.702	0.000	0.061	9.641
Global Thematic VIP—1.65% series contract	9.702	0.000	0.061	9.641
Global Thematic VIP—1.55% series contract	10.103	0.000	0.061	10.042
Global Thematic VIP—1.25% series contract	4,951.196	4,513.512	514.151	8,950.557
Global Thematic VIP—1.00% series contract	9.631	0.000	0.079	9.552
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP—1.75% series contract	9.740	0.000	0.062	9.678
Dreman Small Mid Cap Value VIP—1.65% series contract	9.741	354.966	1.337	363.370
Dreman Small Mid Cap Value VIP—1.55% series contract	10.137	995.740	0.062	1,005.815
Dreman Small Mid Cap Value VIP—1.50% series contract	0.000	30.072	2.273	27.799
Dreman Small Mid Cap Value VIP—1.25% series contract	2,833.764	6,113.277	836.062	8,110.979
Dreman Small Mid Cap Value VIP—1.00% series contract	115.765	455.288	453.978	117.075
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—2.00% series contract	1,115.751	59.772	1.493	1,174.030
Ibbotson Balanced ETF Asset Allocation Portfolio—1.85% series contract	28,137.160	240.214	12,012.737	16,364.637
Ibbotson Balanced ETF Asset Allocation Portfolio—1.80% series contract	720.708	0.000	0.604	720.104
Ibbotson Balanced ETF Asset Allocation Portfolio—1.75% series contract	39,999.482	957.070	14,741.378	26,215.174
Ibbotson Balanced ETF Asset Allocation Portfolio—1.70% series contract	2,430.670	21.907	59.392	2,393.185
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract *	81,100.257	4,211.056	1,690.450	83,620.863
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract	39,495.892	0.000	9,989.234	29,506.658
Ibbotson Balanced ETF Asset Allocation Portfolio—1.55% series contract	127,817.478	41,573.944	2,368.470	167,022.952
Ibbotson Balanced ETF Asset Allocation Portfolio—1.50% series contract	0.000	4,594.422	163.165	4,431.257
Ibbotson Balanced ETF Asset Allocation Portfolio—1.45% series contract	11,362.753	2,019.993	196.303	13,186.443
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	90,419.703	12,850.065	4,904.302	98,365.466
Ibbotson Balanced ETF Asset Allocation Portfolio—1.25% series contract	683,518.974	141,356.094	87,818.211	737,056.857
Ibbotson Balanced ETF Asset Allocation Portfolio—1.00% series contract	26,535.895	1,778.718	2,519.925	25,794.688
Ibbotson Balanced ETF Asset Allocation Portfolio—0.75% series contract	1,308.470	93.426	3.685	1,398.211
Ibbotson Conservative ETF Asset Allocation Portfolio—1.75% series contract	19,063.263	3,050.973	5,626.899	16,487.337
Ibbotson Conservative ETF Asset Allocation Portfolio—1.70% series contract	2,028.348	58.370	985.933	1,100.785
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract *	14,477.067	942.495	41.142	15,378.420
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract	4,946.879	12,927.387	16,575.022	1,299.244
Ibbotson Conservative ETF Asset Allocation Portfolio—1.55% series contract	29,083.315	15,076.000	14,164.903	29,994.412
Ibbotson Conservative ETF Asset Allocation Portfolio—1.50% series contract	11,240.023	0.000	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio—1.45% series contract	11,493.105	2,781.006	351.522	13,922.589
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	9,821.489	1,462.200	424.922	10,858.767
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	282,952.209	158,250.403	29,876.803	411,325.809
Ibbotson Conservative ETF Asset Allocation Portfolio—1.00% series contract	194.283	25.325	209.993	9.615
Ibbotson Growth ETF Asset Allocation Portfolio—1.85% series contract	0.000	12,215.026	195.529	12,019.497
Ibbotson Growth ETF Asset Allocation Portfolio—1.75% series contract	48,724.967	3,029.505	10,105.223	41,649.249
Ibbotson Growth ETF Asset Allocation Portfolio—1.70% series contract	924.820	0.000	0.000	924.820
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract *	298,429.423	24,039.817	28,575.975	293,893.265
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract	214,255.571	33,392.967	84,312.634	163,335.904
Ibbotson Growth ETF Asset Allocation Portfolio—1.55% series contract	262,818.380	19,594.985	85,681.524	196,731.841
Ibbotson Growth ETF Asset Allocation Portfolio—1.50% series contract	252.598	98.328	4.607	346.319
Ibbotson Growth ETF Asset Allocation Portfolio—1.45% series contract	39,746.809	8,605.365	2,050.465	46,301.709
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	110,159.259	7,793.554	15,590.248	102,362.565
Ibbotson Growth ETF Asset Allocation Portfolio—1.25% series contract	1,265,266.743	221,255.225	144,819.537	1,341,702.431
Ibbotson Growth ETF Asset Allocation Portfolio—1.00% series contract	23,325.273	5,646.489	1,353.086	27,618.676

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio—2.00% series contract	1,063.327	58.322	1.423	1,120.226
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.75% series contract	27,646.127	1,293.450	15,180.128	13,759.449
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.70% series contract	124.288	0.000	39.081	85.207
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract *	103,799.876	5,286.976	1,102.380	107,984.472
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract	21,351.893	3,022.964	9,125.510	15,249.347
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.55% series contract	24,600.484	1,104.529	259.881	25,445.132
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.50% series contract	775.767	860.581	231.877	1,404.471
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.45% series contract	38,703.388	8,250.293	3,370.387	43,583.294
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	33,179.170	14,765.164	4,295.141	43,649.193
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.25% series contract	399,464.466	65,137.728	73,350.712	391,251.482
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.00% series contract	1,467.780	2,187.819	1,157.680	2,497.919
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund—1.75% series contract	786.274	63.993	104.650	745.617
Franklin Small Cap Value Securities Fund—1.65% series contract	292.939	661.391	0.411	953.919
Franklin Small Cap Value Securities Fund—1.55% series contract	601.046	1,488.222	9.929	2,079.339
Franklin Small Cap Value Securities Fund—1.50% series contract	338.002	10.950	153.249	195.703
Franklin Small Cap Value Securities Fund—1.45% series contract	313.459	318.986	325.308	307.137
Franklin Small Cap Value Securities Fund—1.25% series contract	15,820.857	12,711.322	5,603.180	22,928.999
Franklin Small Cap Value Securities Fund—1.00% series contract	259.606	194.674	49.886	404.394
Franklin U.S. Government Fund—2.00% series contract	0.000	720.447	6.544	713.903
Franklin U.S. Government Fund—1.95% series contract	14.731	0.000	14.731	0.000
Franklin U.S. Government Fund—1.80% series contract	1,043.370	3.853	0.567	1,046.656
Franklin U.S. Government Fund—1.75% series contract	40,152.447	22,891.942	34,148.695	28,895.694
Franklin U.S. Government Fund—1.65% series contract	24,963.402	3,397.545	10,513.723	17,847.224
Franklin U.S. Government Fund—1.55% series contract	7,467.439	2,039.579	919.916	8,587.102
Franklin U.S. Government Fund—1.50% series contract	245.133	15.691	1.071	259.753
Franklin U.S. Government Fund—1.45% series contract	153.662	24.777	1.321	177.118
Franklin U.S. Government Fund—1.25% series contract	102,955.169	27,616.965	6,979.880	123,592.254
Franklin U.S. Government Fund—1.00% series contract	7,538.627	3,164.343	1,733.535	8,969.435
Mutual Global Discovery Securities Fund—1.80% series contract	583.246	0.000	0.000	583.246
Mutual Global Discovery Securities Fund—1.75% series contract	892.935	553.192	656.851	789.276
Mutual Global Discovery Securities Fund—1.65% series contract	2,468.516	103.530	52.947	2,519.099
Mutual Global Discovery Securities Fund—1.55% series contract	458.023	456.580	157.735	756.868
Mutual Global Discovery Securities Fund—1.50% series contract	1,814.437	51.755	1.725	1,864.467
Mutual Global Discovery Securities Fund—1.25% series contract	35,810.845	21,876.338	9,963.691	47,723.492
Mutual Global Discovery Securities Fund—1.00% series contract	947.427	1,424.736	1,354.948	1,017.215
Mutual Shares Securities Fund—2.00% series contract	3,093.976	26,310.354	17,209.495	12,194.835
Mutual Shares Securities Fund—1.95% series contract	9,022.162	9,031.021	8,343.160	9,710.023
Mutual Shares Securities Fund—1.80% series contract	973.189	2,978.733	2,984.116	967.806
Mutual Shares Securities Fund—1.75% series contract	26,547.133	29,971.051	31,532.410	24,985.774
Mutual Shares Securities Fund—1.65% series contract	4,758.649	4,981.243	2,910.785	6,829.107
Mutual Shares Securities Fund—1.55% series contract	729.592	186.469	132.281	783.780
Mutual Shares Securities Fund—1.50% series contract	412.991	2,528.464	162.229	2,779.226
Mutual Shares Securities Fund—1.25% series contract	131,930.704	140,555.983	101,680.382	170,806.305
Mutual Shares Securities Fund—1.00% series contract	2,012.313	1,957.346	820.241	3,149.418
Templeton Foreign Securities Fund—2.00% series contract	0.000	2,616.670	998.847	1,617.823
Templeton Foreign Securities Fund—1.95% series contract	0.000	3,565.685	0.000	3,565.685
Templeton Foreign Securities Fund—1.75% series contract	3,321.577	3,999.774	1,743.116	5,578.235
Templeton Foreign Securities Fund—1.70% series contract	885.495	76.155	66.595	895.055
Templeton Foreign Securities Fund—1.65% series contract *	716.405	825.834	224.161	1,318.078
Templeton Foreign Securities Fund—1.65% series contract	2,097.976	60.237	457.030	1,701.183
Templeton Foreign Securities Fund—1.55% series contract	2,905.035	8,624.771	991.710	10,538.096
Templeton Foreign Securities Fund—1.50% series contract	450.835	2,949.821	258.507	3,142.149
Templeton Foreign Securities Fund—1.40% series contract	37,039.869	12,431.788	10,789.427	38,682.230
Templeton Foreign Securities Fund—1.25% series contract	22,281.829	34,413.287	8,292.023	48,403.093
Templeton Foreign Securities Fund—1.00% series contract	832.719	1,792.259	641.864	1,983.114
Templeton Global Bond Securities Fund—2.00% series contract	0.000	692.235	117.633	574.602
Templeton Global Bond Securities Fund—1.80% series contract	1,119.088	826.998	802.444	1,143.642
Templeton Global Bond Securities Fund—1.75% series contract	14,376.616	3,103.749	7,629.338	9,851.027
Templeton Global Bond Securities Fund—1.65% series contract	7,310.151	3,443.337	5,701.725	5,051.763
Templeton Global Bond Securities Fund—1.55% series contract	3,051.245	2,412.899	513.600	4,950.544
Templeton Global Bond Securities Fund—1.50% series contract	1,057.328	1,524.861	36.592	2,545.597
Templeton Global Bond Securities Fund—1.25% series contract	96,902.795	108,431.214	39,490.547	165,843.462
Templeton Global Bond Securities Fund—1.00% series contract	1,066.744	2,328.705	1,892.254	1,503.195
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund—1.80% series contract	867.477	0.000	0.000	867.477
Core Equity Fund—1.70% series contract	295.956	58.632	91.869	262.719
Core Equity Fund—1.65% series contract	1,084.142	1,126.453	1,254.924	955.671
Core Equity Fund—1.40% series contract	28,617.572	9,256.411	14,138.332	23,735.651
Diversified Dividend Fund—1.70% series contract	121.550	77.364	77.500	121.414
Diversified Dividend Fund—1.65% series contract	1,888.672	12,089.724	9,086.391	4,892.005
Diversified Dividend Fund—1.40% series contract	17,909.782	17,623.142	17,853.112	17,679.812
Global Health Care Fund—1.70% series contract	1,589.901	899.524	896.893	1,592.532
Global Health Care Fund—1.65% series contract	697.573	615.975	917.913	395.635
Global Health Care Fund—1.40% series contract	53,547.504	9,111.194	10,810.507	51,848.191
Small Cap Equity Fund—2.00% series contract	0.000	578.873	11.821	567.052
Small Cap Equity Fund—1.80% series contract **	180.430	549.650	551.826	178.254
Small Cap Equity Fund—1.80% series contract	881.287	749.711	853.404	777.594
Small Cap Equity Fund—1.75% series contract	1,782.153	436.988	1,061.843	1,157.298
Small Cap Equity Fund—1.70% series contract	931.742	2,753.348	2,920.888	764.202
Small Cap Equity Fund—1.65% series contract *	2,994.881	615.249	0.061	3,610.069
Small Cap Equity Fund—1.65% series contract	3,195.673	623.501	1,354.393	2,464.781
Small Cap Equity Fund—1.55% series contract	4,050.077	2,518.994	924.651	5,644.420
Small Cap Equity Fund—1.50% series contract	725.395	2,250.279	359.039	2,616.635
Small Cap Equity Fund—1.45% series contract	1,381.500	984.423	1,309.875	1,056.048
Small Cap Equity Fund—1.40% series contract	55,252.074	19,807.697	21,980.152	53,079.619
Small Cap Equity Fund—1.25% series contract	64,706.488	63,404.050	37,750.081	90,360.457
Small Cap Equity Fund—1.00% series contract	4,439.700	1,578.726	1,703.160	4,315.266

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
Invesco Variable Insurance Funds—Series I Shares:
Van Kampen American Value Fund—2.00% series contract	733.503	6,123.023	4,021.266	2,835.260
Van Kampen American Value Fund—1.95% series contract	2,021.431	1,965.524	1,914.449	2,072.506
Van Kampen American Value Fund—1.80% series contract **	281.949	37.100	0.211	318.838
Van Kampen American Value Fund—1.80% series contract	232.949	121.947	354.896	0.000
Van Kampen American Value Fund—1.75% series contract	4,895.029	6,502.512	6,573.470	4,824.071
Van Kampen American Value Fund—1.70% series contract	1,449.601	280.914	734.779	995.736
Van Kampen American Value Fund—1.65% series contract *	464.147	457.220	175.733	745.634
Van Kampen American Value Fund—1.65% series contract	12,511.808	660.286	4,368.997	8,803.097
Van Kampen American Value Fund—1.55% series contract	3,344.233	1,568.360	166.903	4,745.690
Van Kampen American Value Fund—1.50% series contract	1,083.725	116.007	836.669	363.063
Van Kampen American Value Fund—1.45% series contract	957.491	98.501	50.705	1,005.287
Van Kampen American Value Fund—1.40% series contract	76,088.445	11,550.594	9,148.630	78,490.409
Van Kampen American Value Fund—1.25% series contract	52,178.119	23,490.465	10,740.511	64,928.073
Van Kampen American Value Fund—1.00% series contract	3,562.327	3,704.077	1,480.857	5,785.547
Van Kampen Comstock Fund—2.00% series contract	3,206.163	28,828.905	19,279.136	12,755.932
Van Kampen Comstock Fund—1.95% series contract	9,268.090	9,132.995	9,967.988	8,433.097
Van Kampen Comstock Fund—1.80% series contract	0.000	80.712	80.712	0.000
Van Kampen Comstock Fund—1.75% series contract	18,880.690	31,267.103	29,507.549	20,640.244
Van Kampen Comstock Fund—1.70% series contract	1,290.183	871.420	951.052	1,210.551
Van Kampen Comstock Fund—1.65% series contract	25,994.721	11,374.974	16,533.941	20,835.754
Van Kampen Comstock Fund—1.55% series contract	922.580	1,221.164	30.693	2,113.051
Van Kampen Comstock Fund—1.50% series contract	257.714	1,441.406	142.001	1,557.119
Van Kampen Comstock Fund—1.45% series contract	259.074	1,581.303	466.738	1,373.639
Van Kampen Comstock Fund—1.40% series contract	201,663.282	168,405.468	165,225.351	204,843.399
Van Kampen Comstock Fund—1.25% series contract	13,385.618	34,042.550	16,364.694	31,063.474
Van Kampen Comstock Fund—1.00% series contract	1,250.886	263.413	234.349	1,279.950
Invesco Variable Insurance Funds—Series II Shares:
Capital Development Fund—2.00% series contract	909.737	1,327.899	2,237.636	0.000
Capital Development Fund—1.80% series contract **	451.083	30.682	481.765	0.000
Capital Development Fund—1.80% series contract	594.059	1,211.812	1,805.871	0.000
Capital Development Fund—1.75% series contract	1,934.016	386.405	2,320.421	0.000
Capital Development Fund—1.70% series contract	1,085.923	1,210.268	2,296.191	0.000
Capital Development Fund—1.65% series contract *	1,908.200	0.000	1,908.200	0.000
Capital Development Fund—1.65% series contract	2,189.695	675.809	2,865.504	0.000
Capital Development Fund—1.55% series contract	11,474.893	4,543.932	16,018.825	0.000
Capital Development Fund—1.50% series contract	2,377.216	274.020	2,651.236	0.000
Capital Development Fund—1.45% series contract	2,405.090	109.591	2,514.681	0.000
Capital Development Fund—1.40% series contract	50,390.810	46,474.179	96,864.989	0.000
Capital Development Fund—1.25% series contract	142,776.360	30,637.741	173,414.101	0.000
Capital Development Fund—1.00% series contract	13,015.136	2,975.275	15,990.411	0.000
Global Real Estate Fund—2.00% series contract	0.000	8,850.939	223.137	8,627.802
Global Real Estate Fund—1.95% series contract	0.000	6,174.102	0.000	6,174.102
Global Real Estate Fund—1.80% series contract	1,558.598	30.085	0.736	1,587.947
Global Real Estate Fund—1.75% series contract	1,645.876	13,116.980	910.111	13,852.745
Global Real Estate Fund—1.65% series contract	5,272.550	966.523	328.927	5,910.146
Global Real Estate Fund—1.55% series contract	7,216.804	12,546.845	2,559.668	17,203.981
Global Real Estate Fund—1.50% series contract	1,239.668	1,939.494	406.371	2,772.791
Global Real Estate Fund—1.45% series contract	1,354.546	149.739	78.661	1,425.624
Global Real Estate Fund—1.25% series contract	136,578.226	109,992.637	40,889.524	205,681.339
Global Real Estate Fund—1.00% series contract	5,906.047	1,727.834	1,066.552	6,567.329
Government Securities Fund—1.70% series contract	1,387.420	10.809	51.242	1,346.987
Government Securities Fund—1.65% series contract	21,263.607	300.264	5,704.744	15,859.127
Government Securities Fund—1.40% series contract	41,950.841	7,482.847	8,176.003	41,257.685
International Growth Fund—2.00% series contract	2,509.622	18,738.880	14,356.272	6,892.230
International Growth Fund—1.95% series contract	6,939.749	7,145.682	8,684.371	5,401.060
International Growth Fund—1.80% series contract	505.395	1,715.329	1,635.035	585.689
International Growth Fund—1.75% series contract	17,430.357	20,179.817	23,758.597	13,851.577
International Growth Fund—1.65% series contract	679.031	676.302	671.888	683.445
International Growth Fund—1.55% series contract	5,366.439	833.301	1,707.465	4,492.275
International Growth Fund—1.50% series contract	949.314	1,129.865	544.063	1,535.116
International Growth Fund—1.45% series contract	860.845	1,260.957	1,492.312	629.490
International Growth Fund—1.25% series contract	80,860.967	105,380.857	72,238.102	114,003.722
International Growth Fund—1.00% series contract	3,037.257	3,642.777	2,735.121	3,944.913
Mid Cap Core Equity Fund—2.00% series contract	2,894.635	17,361.349	14,587.122	5,668.862
Mid Cap Core Equity Fund—1.95% series contract	4,407.140	4,494.862	4,695.761	4,206.241
Mid Cap Core Equity Fund—1.80% series contract	921.674	833.835	694.452	1,061.057
Mid Cap Core Equity Fund—1.75% series contract	10,742.580	16,149.841	20,197.553	6,694.868
Mid Cap Core Equity Fund—1.70% series contract	168.898	49.000	60.072	157.826
Mid Cap Core Equity Fund—1.65% series contract *	9.644	0.000	0.061	9.583
Mid Cap Core Equity Fund—1.65% series contract	2,720.563	130.348	1,040.961	1,809.950
Mid Cap Core Equity Fund—1.55% series contract	1,425.329	2,037.436	3,149.453	313.312
Mid Cap Core Equity Fund—1.50% series contract	602.973	664.498	50.735	1,216.736
Mid Cap Core Equity Fund—1.45% series contract	946.823	1,324.062	1,124.758	1,146.127
Mid Cap Core Equity Fund—1.40% series contract	27,894.411	5,905.206	6,170.406	27,629.211
Mid Cap Core Equity Fund—1.25% series contract	35,627.721	50,072.948	27,098.481	58,602.188
Mid Cap Core Equity Fund—1.00% series contract	2,021.299	539.930	924.787	1,636.442
Utilities Fund—1.70% series contract	904.409	1,226.173	1,200.257	930.325
Utilities Fund—1.65% series contract	9,854.730	5,705.031	4,893.582	10,666.179
Utilities Fund—1.40% series contract	67,371.170	13,045.346	14,284.325	66,132.191
Van Kampen Mid Cap Growth Fund—2.00% series contract	0.000	2,126.969	864.745	1,262.224
Van Kampen Mid Cap Growth Fund—1.80% series contract **	0.000	514.145	9.558	504.587
Van Kampen Mid Cap Growth Fund—1.80% series contract	0.000	2,852.280	1,901.520	950.760
Van Kampen Mid Cap Growth Fund—1.75% series contract	0.000	2,299.035	326.697	1,972.338
Van Kampen Mid Cap Growth Fund—1.70% series contract	0.000	3,375.599	1,807.693	1,567.906
Van Kampen Mid Cap Growth Fund—1.65% series contract *	0.000	1,733.911	320.831	1,413.080
Van Kampen Mid Cap Growth Fund—1.65% series contract	0.000	4,645.351	1,112.961	3,532.390
Van Kampen Mid Cap Growth Fund—1.55% series contract	0.000	15,568.975	2,448.766	13,120.209
Van Kampen Mid Cap Growth Fund—1.50% series contract	0.000	4,209.618	513.260	3,696.358
Van Kampen Mid Cap Growth Fund—1.45% series contract	0.000	2,499.069	14.348	2,484.721
Van Kampen Mid Cap Growth Fund—1.40% series contract	0.000	170,357.891	92,203.720	78,154.171
Van Kampen Mid Cap Growth Fund—1.25% series contract	0.000	199,106.180	22,877.458	176,228.722
Van Kampen Mid Cap Growth Fund—1.00% series contract	0.000	17,533.349	3,980.281	13,553.068

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
Janus Aspen Series—Service Shares:
Balanced Portfolio—2.00% series contract	0.000	6,253.431	275.062	5,978.369
Balanced Portfolio—1.95% series contract	0.000	4,656.518	0.000	4,656.518
Balanced Portfolio—1.80% series contract **	1,379.280	0.000	0.000	1,379.280
Balanced Portfolio—1.80% series contract	665.178	0.000	0.000	665.178
Balanced Portfolio—1.75% series contract	26,055.804	15,296.731	21,476.959	19,875.576
Balanced Portfolio—1.70% series contract	3,285.752	59.284	153.396	3,191.640
Balanced Portfolio—1.65% series contract *	5,350.272	944.967	1,325.141	4,970.098
Balanced Portfolio—1.65% series contract	17,554.499	6,467.856	7,160.225	16,862.130
Balanced Portfolio—1.55% series contract	7,551.964	4,518.464	1,005.532	11,064.896
Balanced Portfolio—1.50% series contract	4,053.383	1,376.135	1,265.167	4,164.351
Balanced Portfolio—1.45% series contract	3,145.199	4,655.409	4,840.435	2,960.173
Balanced Portfolio—1.40% series contract	134,466.277	18,502.464	30,403.448	122,565.293
Balanced Portfolio—1.25% series contract	154,125.104	58,907.543	57,209.576	155,823.071
Balanced Portfolio—1.00% series contract	2,998.037	1,639.410	1,326.759	3,310.688
Enterprise Portfolio—2.00% series contract	743.218	6,728.332	6,493.536	978.014
Enterprise Portfolio—1.95% series contract	2,098.426	2,060.188	3,876.293	282.321
Enterprise Portfolio—1.80% series contract	198.994	0.000	0.000	198.994
Enterprise Portfolio—1.75% series contract	4,627.637	7,318.323	10,021.971	1,923.989
Enterprise Portfolio—1.70% series contract	44.132	0.000	0.000	44.132
Enterprise Portfolio—1.65% series contract *	425.909	1,540.064	0.855	1,965.118
Enterprise Portfolio—1.65% series contract	863.054	199.838	467.151	595.741
Enterprise Portfolio—1.55% series contract	1,424.240	3,950.427	1,039.955	4,334.712
Enterprise Portfolio—1.50% series contract	79.189	2,282.535	244.827	2,116.897
Enterprise Portfolio—1.40% series contract	23,566.466	3,814.636	2,450.849	24,930.253
Enterprise Portfolio—1.25% series contract	32,014.881	29,253.219	10,356.072	50,912.028
Enterprise Portfolio—1.00% series contract	2,716.072	1,364.354	2,941.710	1,138.716
Janus Portfolio—2.00% series contract	3,192.661	35,304.899	21,766.164	16,731.396
Janus Portfolio—1.95% series contract	9,143.354	9,452.957	8,429.883	10,166.428
Janus Portfolio—1.80% series contract	961.607	3,249.637	3,101.435	1,109.809
Janus Portfolio—1.75% series contract	15,804.982	36,086.649	31,509.755	20,381.876
Janus Portfolio—1.70% series contract	1,601.202	45.476	56.845	1,589.833
Janus Portfolio—1.65% series contract *	4,278.455	3,621.827	2,879.855	5,020.427
Janus Portfolio—1.65% series contract	2,614.703	3.189	1,523.850	1,094.042
Janus Portfolio—1.55% series contract	1,520.326	26.914	185.936	1,361.304
Janus Portfolio—1.50% series contract	176.013	3,067.049	186.356	3,056.706
Janus Portfolio—1.40% series contract	55,694.785	10,170.907	15,922.997	49,942.695
Janus Portfolio—1.25% series contract	84,024.457	161,952.592	105,651.818	140,325.231
Janus Portfolio—1.00% series contract	2,265.103	293.837	12.173	2,546.767
Overseas Portfolio—2.00% series contract	1,125.203	12,038.951	6,309.377	6,854.777
Overseas Portfolio—1.95% series contract	192.665	0.000	7.249	185.416
Overseas Portfolio—1.80% series contract	1,022.137	381.571	405.364	998.344
Overseas Portfolio—1.75% series contract	46,051.688	11,209.532	13,727.708	43,533.512
Overseas Portfolio—1.70% series contract	282.269	35.815	30.845	287.239
Overseas Portfolio—1.65% series contract *	22,132.294	838.348	3,066.438	19,904.204
Overseas Portfolio—1.65% series contract	12,894.136	1,446.469	5,272.544	9,068.061
Overseas Portfolio—1.55% series contract	27,008.245	5,728.536	3,936.727	28,800.054
Overseas Portfolio—1.50% series contract	4,866.742	1,167.054	1,494.292	4,539.504
Overseas Portfolio—1.45% series contract	6,357.374	1,813.222	961.174	7,209.422
Overseas Portfolio—1.40% series contract	138,758.679	35,971.968	38,795.296	135,935.351
Overseas Portfolio—1.25% series contract	464,710.848	180,024.880	83,495.948	561,239.780
Overseas Portfolio—1.00% series contract	37,581.358	13,057.229	9,042.648	41,595.939
Worldwide Portfolio—1.70% series contract	269.572	0.000	0.221	269.351
Worldwide Portfolio—1.65% series contract	111.603	0.000	0.000	111.603
Worldwide Portfolio—1.40% series contract	12,460.908	1,343.669	2,238.120	11,566.457
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—2.00% series contract	1,623.913	2,875.775	3,060.953	1,438.735
Core Plus Fixed Income Portfolio—1.95% series contract	4,701.145	5,436.497	5,800.577	4,337.065
Core Plus Fixed Income Portfolio—1.75% series contract	5,088.019	5,118.731	5,719.199	4,487.551
Core Plus Fixed Income Portfolio—1.70% series contract	735.488	57.017	23.861	768.644
Core Plus Fixed Income Portfolio—1.65% series contract *	9.761	0.000	0.061	9.700
Core Plus Fixed Income Portfolio—1.65% series contract	20,363.058	315.024	4,548.341	16,129.741
Core Plus Fixed Income Portfolio—1.55% series contract	1,237.715	115.833	59.435	1,294.113
Core Plus Fixed Income Portfolio—1.40% series contract	32,624.571	3,477.195	3,650.473	32,451.293
Core Plus Fixed Income Portfolio—1.25% series contract	236.334	609.398	630.036	215.696
Core Plus Fixed Income Portfolio—1.00% series contract	345.266	1,712.141	482.958	1,574.449
Mid Cap Growth Portfolio—2.00% series contract	0.000	6,748.714	3,595.663	3,153.051
Mid Cap Growth Portfolio—1.80% series contract	295.788	0.000	0.248	295.540
Mid Cap Growth Portfolio—1.75% series contract	3,093.199	6,315.982	5,167.153	4,242.028
Mid Cap Growth Portfolio—1.70% series contract	867.513	1,647.814	1,053.810	1,461.517
Mid Cap Growth Portfolio—1.65% series contract *	476.239	1,002.745	29.116	1,449.868
Mid Cap Growth Portfolio—1.65% series contract	6,250.474	1,308.195	2,018.824	5,539.845
Mid Cap Growth Portfolio—1.55% series contract	5,317.388	8,532.708	187.429	13,662.667
Mid Cap Growth Portfolio—1.50% series contract	401.464	289.646	68.438	622.672
Mid Cap Growth Portfolio—1.45% series contract	154.711	13.451	3.883	164.279
Mid Cap Growth Portfolio—1.40% series contract	27,543.211	26,832.234	21,367.067	33,008.378
Mid Cap Growth Portfolio—1.25% series contract	52,449.045	25,507.018	13,602.305	64,353.758
Mid Cap Growth Portfolio—1.00% series contract	4,426.551	688.477	1,398.973	3,716.055
U.S. Real Estate Portfolio—1.80% series contract	183.345	96.595	0.578	279.362
U.S. Real Estate Portfolio—1.70% series contract	1,903.081	225.748	143.302	1,985.527
U.S. Real Estate Portfolio—1.65% series contract	9,083.023	4,872.633	5,989.261	7,966.395
U.S. Real Estate Portfolio—1.40% series contract	123,984.987	17,692.989	24,548.337	117,129.639

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio—1.75% series contract	4,275.634	190.074	1,967.464	2,498.244
Guardian Portfolio—1.70% series contract	653.486	747.619	738.232	662.873
Guardian Portfolio—1.65% series contract *	9.526	0.000	0.060	9.466
Guardian Portfolio—1.65% series contract	218.458	3.137	3.137	218.458
Guardian Portfolio—1.55% series contract	3,787.719	9,920.291	6,466.385	7,241.625
Guardian Portfolio—1.50% series contract	1,471.877	438.178	625.930	1,284.125
Guardian Portfolio—1.45% series contract	1,841.683	2,386.472	2,752.095	1,476.060
Guardian Portfolio—1.40% series contract	79,036.558	20,983.623	26,188.141	73,832.040
Guardian Portfolio—1.25% series contract	44,563.025	11,072.425	12,633.129	43,002.321
Guardian Portfolio—1.00% series contract	1,526.456	1,504.999	1,197.865	1,833.590
Small-Cap Growth Portfolio—1.70% series contract	1,050.328	981.066	988.573	1,042.821
Small-Cap Growth Portfolio—1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio—1.40% series contract	16,269.274	2,646.389	4,485.165	14,430.498
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund—1.75% series contract	9.702	0.000	0.061	9.641
Balanced Fund—1.70% series contract	606.115	92.023	264.002	434.136
Balanced Fund—1.65% series contract *	1,687.374	75.131	36.900	1,725.605
Balanced Fund—1.65% series contract	14,192.764	1,612.560	3,210.839	12,594.485
Balanced Fund—1.55% series contract	177.808	0.000	0.061	177.747
Balanced Fund—1.40% series contract	59,662.763	8,557.826	7,932.896	60,287.693
Balanced Fund—1.25% series contract	16,234.887	2,431.364	4,453.004	14,213.247
Balanced Fund—1.00% series contract	9.636	0.000	0.080	9.556
Capital Appreciation Fund—2.00% series contract	2,609.518	19,265.628	15,668.970	6,206.176
Capital Appreciation Fund—1.95% series contract	7,212.041	7,052.463	10,196.662	4,067.842
Capital Appreciation Fund—1.80% series contract	1,971.026	102.889	1.445	2,072.470
Capital Appreciation Fund—1.75% series contract	15,331.671	22,441.546	24,531.828	13,241.389
Capital Appreciation Fund—1.70% series contract	172.080	43.848	55.006	160.922
Capital Appreciation Fund—1.65% series contract *	1,577.015	1,177.923	706.261	2,048.677
Capital Appreciation Fund—1.65% series contract	669.305	313.451	350.884	631.872
Capital Appreciation Fund—1.55% series contract	15,822.161	8,701.936	2,471.571	22,052.526
Capital Appreciation Fund—1.50% series contract	3,010.728	2,959.844	892.186	5,078.386
Capital Appreciation Fund—1.45% series contract	3,171.609	374.473	179.056	3,367.026
Capital Appreciation Fund—1.40% series contract	41,309.646	7,527.926	8,002.584	40,834.988
Capital Appreciation Fund—1.25% series contract	197,008.776	81,594.507	27,781.477	250,821.806
Capital Appreciation Fund—1.00% series contract	19,117.683	7,595.974	3,548.553	23,165.104
Global Securities Fund—2.00% series contract	0.000	5,301.628	614.396	4,687.232
Global Securities Fund—1.95% series contract	0.000	3,080.865	0.000	3,080.865
Global Securities Fund—1.80% series contract **	772.674	0.000	0.000	772.674
Global Securities Fund—1.80% series contract	202.546	21.873	21.873	202.546
Global Securities Fund—1.75% series contract	2,160.420	10,559.031	1,122.036	11,597.415
Global Securities Fund—1.70% series contract	232.428	0.000	0.000	232.428
Global Securities Fund—1.65% series contract *	1,954.978	949.717	762.404	2,142.291
Global Securities Fund—1.65% series contract	5,317.291	994.453	1,948.240	4,363.504
Global Securities Fund—1.55% series contract	4,892.184	726.014	2,914.760	2,703.438
Global Securities Fund—1.50% series contract	0.000	47.094	0.000	47.094
Global Securities Fund—1.40% series contract	71,284.608	13,411.200	15,915.776	68,780.032
Global Securities Fund—1.25% series contract	63,831.286	26,162.976	10,284.281	79,709.981
Global Securities Fund—1.00% series contract	300.171	232.863	1.122	531.912
Main Street Fund—2.00% series contract	2,972.596	26,741.464	17,178.650	12,535.410
Main Street Fund—1.95% series contract	8,705.532	12,974.055	8,247.689	13,431.898
Main Street Fund—1.80% series contract	425.227	1,126.811	1,015.484	536.554
Main Street Fund—1.75% series contract	14,279.010	32,145.765	27,093.308	19,331.467
Main Street Fund—1.70% series contract	698.042	1,751.597	1,572.819	876.820
Main Street Fund—1.65% series contract *	9.674	522.901	50.292	482.283
Main Street Fund—1.65% series contract	4,580.561	445.454	2,137.186	2,888.829
Main Street Fund—1.55% series contract	1,330.085	1,296.178	1,204.320	1,421.943
Main Street Fund—1.50% series contract	0.000	247.317	122.534	124.783
Main Street Fund—1.45% series contract	241.109	21.192	0.160	262.141
Main Street Fund—1.40% series contract	118,101.451	27,542.455	29,887.641	115,756.265
Main Street Fund—1.25% series contract	38,598.470	21,334.845	13,716.375	46,216.940
Main Street Fund—1.00% series contract	669.286	241.157	10.412	900.031
Main Street Small & Mid Cap Fund—2.00% series contract	773.250	8,338.369	4,948.527	4,163.092
Main Street Small & Mid Cap Fund—1.95% series contract	2,205.648	2,811.360	2,005.800	3,011.208
Main Street Small & Mid Cap Fund—1.80% series contract	7,442.615	696.992	0.000	8,139.607
Main Street Small & Mid Cap Fund—1.75% series contract	4,287.629	10,428.407	7,551.091	7,164.945
Main Street Small & Mid Cap Fund—1.70% series contract	1,235.594	429.584	584.935	1,080.243
Main Street Small & Mid Cap Fund—1.65% series contract *	1,079.606	980.256	52.449	2,007.413
Main Street Small & Mid Cap Fund—1.65% series contract	4,531.215	307.880	2,049.706	2,789.389
Main Street Small & Mid Cap Fund—1.55% series contract	3,638.371	1,921.467	1,407.194	4,152.644
Main Street Small & Mid Cap Fund—1.50% series contract	145.078	203.250	53.060	295.268
Main Street Small & Mid Cap Fund—1.45% series contract	160.568	14.004	0.108	174.464
Main Street Small & Mid Cap Fund—1.40% series contract	95,378.267	12,027.001	14,817.685	92,587.583
Main Street Small & Mid Cap Fund—1.25% series contract	29,509.407	15,298.457	5,844.589	38,963.275
Main Street Small & Mid Cap Fund—1.00% series contract	304.118	198.007	186.349	315.776

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio—2.00% series contract	3,430.509	22,453.515	13,989.231	11,894.793
High Yield Portfolio—1.95% series contract	5,635.885	6,090.773	5,908.923	5,817.735
High Yield Portfolio—1.80% series contract	1,427.526	1,080.109	1,263.555	1,244.080
High Yield Portfolio—1.75% series contract	14,961.159	25,534.462	22,031.576	18,464.045
High Yield Portfolio—1.70% series contract	1,787.705	125.048	557.113	1,355.640
High Yield Portfolio—1.65% series contract *	3,145.859	3,558.512	2,503.463	4,200.908
High Yield Portfolio—1.65% series contract	3,124.152	12.803	494.957	2,641.998
High Yield Portfolio—1.55% series contract	4,201.145	6,953.144	3,789.263	7,365.026
High Yield Portfolio—1.50% series contract	57.647	2,816.138	169.716	2,704.069
High Yield Portfolio—1.45% series contract	336.350	956.201	144.807	1,147.744
High Yield Portfolio—1.40% series contract	39,960.522	9,577.724	10,518.078	39,020.168
High Yield Portfolio—1.25% series contract	82,767.702	107,102.443	47,539.905	142,330.240
High Yield Portfolio—1.00% series contract	1,127.490	1,606.627	941.868	1,792.249
Real Return Portfolio—2.00% series contract	898.316	1,183.539	27.205	2,054.650
Real Return Portfolio—1.95% series contract	9.522	0.000	9.522	0.000
Real Return Portfolio—1.80% series contract **	18.327	5.813	0.469	23.671
Real Return Portfolio—1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio—1.75% series contract	54,553.919	13,124.993	23,695.527	43,983.385
Real Return Portfolio—1.70% series contract	2,058.366	22.047	183.707	1,896.706
Real Return Portfolio—1.65% series contract *	6,086.545	2,380.812	354.667	8,112.690
Real Return Portfolio—1.65% series contract	41,857.781	15,242.810	22,362.768	34,737.823
Real Return Portfolio—1.55% series contract	39,327.391	13,059.652	10,055.091	42,331.952
Real Return Portfolio—1.50% series contract	1,637.375	1,852.490	279.510	3,210.355
Real Return Portfolio—1.45% series contract	1,308.232	1,179.066	629.036	1,858.262
Real Return Portfolio—1.40% series contract	141,960.531	42,532.677	44,521.468	139,971.740
Real Return Portfolio—1.25% series contract	248,430.025	119,383.751	107,014.955	260,798.821
Real Return Portfolio—1.00% series contract	15,879.057	7,827.257	4,408.748	19,297.566
Total Return Portfolio—2.00% series contract	8,534.019	35,751.566	20,207.020	24,078.565
Total Return Portfolio—1.95% series contract	5,148.803	5,923.042	5,073.855	5,997.990
Total Return Portfolio—1.80% series contract	549.051	440.941	341.634	648.358
Total Return Portfolio—1.75% series contract	70,559.478	62,466.982	49,629.615	83,396.845
Total Return Portfolio—1.70% series contract	1,165.942	989.775	1,028.759	1,126.958
Total Return Portfolio—1.65% series contract *	20,032.328	7,237.002	2,845.062	24,424.268
Total Return Portfolio—1.65% series contract	22,851.816	12,287.250	15,527.754	19,611.312
Total Return Portfolio—1.55% series contract	30,141.306	25,175.738	11,221.384	44,095.660
Total Return Portfolio—1.50% series contract	4,531.543	3,720.452	761.988	7,490.007
Total Return Portfolio—1.45% series contract	5,239.363	2,339.325	1,541.451	6,037.237
Total Return Portfolio—1.40% series contract	170,585.420	44,536.315	47,118.635	168,003.100
Total Return Portfolio—1.25% series contract	427,101.464	214,105.548	64,432.303	576,774.709
Total Return Portfolio—1.00% series contract	29,195.104	8,332.507	6,354.270	31,173.341
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund—1.70% series contract	1,728.139	8.943	262.136	1,474.946
Guggenheim U.S. Long Short Momentum Fund—1.65% series contract	3,863.723	334.505	1,616.202	2,582.026
Guggenheim U.S. Long Short Momentum Fund—1.40% series contract	49,219.394	10,166.526	11,341.017	48,044.903
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.75% series contract	9.703	0.000	0.061	9.642
2015 ETF Fund—1.70% series contract	878.803	20.376	139.522	759.657
2015 ETF Fund—1.65% series contract *	9.704	0.000	0.060	9.644
2015 ETF Fund—1.65% series contract	1,160.926	15.142	869.994	306.074
2015 ETF Fund—1.55% series contract	1,712.433	69.334	1.280	1,780.487
2015 ETF Fund—1.40% series contract	16,171.598	2,972.386	2,210.554	16,933.430
2015 ETF Fund—1.25% series contract	721.943	993.105	225.999	1,489.049
2015 ETF Fund—1.00% series contract	4,187.433	3.814	3.712	4,187.535
2025 ETF Fund—1.75% series contract	9.683	0.000	0.062	9.621
2025 ETF Fund—1.70% series contract	517.006	0.000	0.000	517.006
2025 ETF Fund—1.65% series contract *	9.683	0.000	0.061	9.622
2025 ETF Fund—1.65% series contract	8.840	0.000	0.212	8.628
2025 ETF Fund—1.55% series contract	1,687.954	12,083.865	1,677.941	12,093.878
2025 ETF Fund—1.40% series contract	10,985.393	3,728.278	407.344	14,306.327
2025 ETF Fund—1.25% series contract	8,006.001	11,822.960	627.780	19,201.181
2025 ETF Fund—1.00% series contract	561.021	221.489	3.890	778.620
2035 ETF Fund—1.75% series contract	9.664	0.000	0.061	9.603
2035 ETF Fund—1.65% series contract *	9.665	0.000	0.061	9.604
2035 ETF Fund—1.65% series contract	19.136	0.000	0.458	18.678
2035 ETF Fund—1.55% series contract	10.055	0.000	0.060	9.995
2035 ETF Fund—1.40% series contract	14,627.184	3,265.109	1,322.502	16,569.791
2035 ETF Fund—1.25% series contract	4,008.811	3,397.295	1,187.272	6,218.834
2035 ETF Fund—1.00% series contract	1,013.138	293.302	6.587	1,299.853

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
AllianceBernstein Variable Products Series Fund, Inc.—Class B:
International Value Portfolio—1.80% series contract	298.048	60.276	0.263	358.061
International Value Portfolio—1.75% series contract	2,923.074	249.811	5.410	3,167.475
International Value Portfolio—1.65% series contract	9.762	349.494	349.554	9.702
International Value Portfolio—1.55% series contract	6,645.585	3,926.146	4,249.321	6,322.410
International Value Portfolio—1.50% series contract	719.291	150.765	3.745	866.311
International Value Portfolio—1.45% series contract	1,271.034	387.681	126.543	1,532.172
International Value Portfolio—1.25% series contract	42,750.948	13,749.962	3,038.497	53,462.413
International Value Portfolio—1.00% series contract	4,631.294	849.917	799.966	4,681.245
American Century Variable Portfolios—Class I:
Vista Fund—1.80% series contract	0.000	974.596	974.596	0.000
Vista Fund—1.75% series contract	9.841	0.000	0.061	9.780
Vista Fund—1.70% series contract	321.489	2,900.414	2,895.723	326.180
Vista Fund—1.65% series contract *	6,124.006	0.000	0.060	6,123.946
Vista Fund—1.65% series contract	13,602.993	8,785.755	8,429.526	13,959.222
Vista Fund—1.55% series contract	226.190	6.800	0.281	232.709
Vista Fund—1.50% series contract	172.827	0.000	172.827	0.000
Vista Fund—1.40% series contract	73,277.423	8,146.230	17,137.535	64,286.118
Vista Fund—1.25% series contract	39,936.239	14,762.651	15,887.350	38,811.540
Vista Fund—1.00% series contract	199.705	327.982	9.843	517.844
American Century Variable Portfolios—Class II:
Large Company Value Fund—1.75% series contract	1,452.204	853.962	23.821	2,282.345
Large Company Value Fund—1.65% series contract *	9.663	0.000	0.058	9.605
Large Company Value Fund—1.65% series contract	2,269.697	34.436	638.384	1,665.749
Large Company Value Fund—1.55% series contract	10.064	2,851.635	58.707	2,802.992
Large Company Value Fund—1.50% series contract	0.000	116.950	25.082	91.868
Large Company Value Fund—1.40% series contract	48,309.617	7,293.891	11,614.442	43,989.066
Large Company Value Fund—1.25% series contract	25,158.149	48,130.299	22,549.861	50,738.587
Large Company Value Fund—1.00% series contract	642.808	1,316.179	939.622	1,019.365
Mid Cap Value Fund—1.75% series contract	582.722	910.612	0.334	1,493.000
Mid Cap Value Fund—1.65% series contract *	1,427.741	1,368.335	2,786.501	9.575
Mid Cap Value Fund—1.65% series contract	5,485.389	63.310	909.060	4,639.639
Mid Cap Value Fund—1.55% series contract	868.944	4,105.080	2,918.007	2,056.017
Mid Cap Value Fund—1.50% series contract	0.000	58.568	12.556	46.012
Mid Cap Value Fund—1.45% series contract	980.296	142.481	756.775	366.002
Mid Cap Value Fund—1.40% series contract	26,465.656	6,874.679	1,764.455	31,575.880
Mid Cap Value Fund—1.25% series contract	25,203.049	16,699.814	6,221.113	35,681.750
Mid Cap Value Fund—1.00% series contract	3,137.320	2,521.771	3,468.867	2,190.224
Ultra Fund—1.80% series contract	0.000	870.234	433.592	436.642
Ultra Fund—1.70% series contract	0.000	2,458.934	1,402.834	1,056.100
Ultra Fund—1.65% series contract	1,634.783	614.082	0.000	2,248.865
Ultra Fund—1.40% series contract	15,783.622	2,189.276	5,424.052	12,548.846
Calamos Advisors Trust:
Growth and Income Portfolio—1.80% series contract	0.000	1,985.430	1,557.441	427.989
Growth and Income Portfolio—1.75% series contract	4,207.819	11,850.919	1,114.875	14,943.863
Growth and Income Portfolio—1.70% series contract	315.342	4,811.740	4,375.935	751.147
Growth and Income Portfolio—1.65% series contract *	3,082.946	1,729.766	936.403	3,876.309
Growth and Income Portfolio—1.65% series contract	18,480.399	8,711.442	9,708.878	17,482.963
Growth and Income Portfolio—1.55% series contract	2,352.569	185.780	0.593	2,537.756
Growth and Income Portfolio—1.50% series contract	14.697	32.891	0.872	46.716
Growth and Income Portfolio—1.40% series contract	94,354.529	19,995.157	46,380.849	67,968.837
Growth and Income Portfolio—1.25% series contract	43,921.211	45,069.630	14,976.739	74,014.102
Growth and Income Portfolio—1.00% series contract	2,806.139	14,226.262	14,080.972	2,951.429
Davis Variable Account Fund, Inc.:
Value Portfolio—1.95% series contract	207.716	0.000	207.716	0.000
Value Portfolio—1.80% series contract	745.078	145.441	1.096	889.423
Value Portfolio—1.75% series contract	32,062.105	2,123.498	1,014.685	33,170.918
Value Portfolio—1.70% series contract	355.985	18.002	131.979	242.008
Value Portfolio—1.65% series contract *	9,803.238	1,455.295	1,536.746	9,721.787
Value Portfolio—1.65% series contract	9,878.822	5,746.930	2,392.907	13,232.845
Value Portfolio—1.55% series contract	17,124.560	15,868.568	14,247.305	18,745.823
Value Portfolio—1.50% series contract **	3,631.047	2,240.600	478.806	5,392.841
Value Portfolio—1.50% series contract	96.012	0.000	96.012	0.000
Value Portfolio—1.45% series contract	6,000.039	2,369.320	1,911.261	6,458.098
Value Portfolio—1.40% series contract	84,769.543	46,618.277	40,341.196	91,046.624
Value Portfolio—1.25% series contract	253,385.955	90,622.360	27,325.991	316,682.324
Value Portfolio—1.00% series contract	21,395.028	8,457.384	4,825.558	25,026.854
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.—1.80% series contract	0.000	339.826	0.000	339.826
Socially Responsible Growth Fund, Inc.—1.75% series contract	9.684	5.406	5.466	9.624
Socially Responsible Growth Fund, Inc.—1.70% series contract	3,975.890	9.956	9.274	3,976.572
Socially Responsible Growth Fund, Inc.—1.65% series contract *	2,034.623	859.542	2,367.757	526.408
Socially Responsible Growth Fund, Inc.—1.65% series contract	117.559	5.423	8.264	114.718
Socially Responsible Growth Fund, Inc.—1.55% series contract	772.533	2,298.283	13.296	3,057.520
Socially Responsible Growth Fund, Inc.—1.45% series contract	336.024	40.209	7.238	368.995
Socially Responsible Growth Fund, Inc.—1.40% series contract	44,663.578	6,421.546	6,577.354	44,507.770
Socially Responsible Growth Fund, Inc.—1.25% series contract	30,130.308	6,745.399	9,866.107	27,009.600
Socially Responsible Growth Fund, Inc.—1.00% series contract	366.446	0.000	342.378	24.068
Stock Index Fund, Inc.—2.00% series contract	3,251.512	28,879.628	24,008.040	8,123.100
Stock Index Fund, Inc.—1.95% series contract	16,271.339	61,759.009	55,858.736	22,171.612
Stock Index Fund, Inc.—1.80% series contract **	610.364	117.908	1.058	727.214
Stock Index Fund, Inc.—1.80% series contract	646.129	0.000	0.000	646.129
Stock Index Fund, Inc.—1.75% series contract	35,386.345	121,503.251	96,233.111	60,656.485
Stock Index Fund, Inc.—1.70% series contract	2,539.092	0.000	1,829.333	709.759
Stock Index Fund, Inc.—1.65% series contract *	7,661.956	21,814.831	26,453.254	3,023.533
Stock Index Fund, Inc.—1.65% series contract	17,530.910	1,288.462	8,281.962	10,537.410
Stock Index Fund, Inc.—1.55% series contract	24,806.901	13,876.778	9,033.759	29,649.920
Stock Index Fund, Inc.—1.50% series contract	2,894.541	1,181.083	76.038	3,999.586
Stock Index Fund, Inc.—1.45% series contract	11,446.422	3,738.718	420.015	14,765.125
Stock Index Fund, Inc.—1.40% series contract	610,201.682	67,942.916	180,454.022	497,690.576
Stock Index Fund, Inc.—1.25% series contract	322,191.493	124,795.909	75,404.820	371,582.582
Stock Index Fund, Inc.—1.00% series contract	25,898.487	31,176.995	27,750.641	29,324.841

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio—1.80% series contract	522.980	0.000	522.980	0.000
Technology Growth Portfolio—1.70% series contract	146.162	0.000	138.017	8.145
Technology Growth Portfolio—1.65% series contract	4,734.363	2,146.940	3,665.551	3,215.752
Technology Growth Portfolio—1.40% series contract	28,741.946	4,132.724	8,603.443	24,271.227
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio—2.00% series contract	784.474	2,477.561	2,512.291	749.744
MidCap Stock Portfolio—1.95% series contract	3,204.925	11,173.864	10,455.766	3,923.023
MidCap Stock Portfolio—1.80% series contract	745.000	8.040	753.040	0.000
MidCap Stock Portfolio—1.75% series contract	3,046.902	9,784.348	9,598.871	3,232.379
MidCap Stock Portfolio—1.70% series contract	1,234.779	9.644	1,244.423	0.000
MidCap Stock Portfolio—1.65% series contract *	9.704	0.000	0.060	9.644
MidCap Stock Portfolio—1.65% series contract	310.395	10.160	12.266	308.289
MidCap Stock Portfolio—1.55% series contract	1,395.033	184.821	75.202	1,504.652
MidCap Stock Portfolio—1.45% series contract	86.567	51.416	19.531	118.452
MidCap Stock Portfolio—1.40% series contract	4,001.168	569.877	850.192	3,720.853
MidCap Stock Portfolio—1.25% series contract	6,531.179	2,073.601	1,660.457	6,944.323
MidCap Stock Portfolio—1.00% series contract	251.550	20.393	3.185	268.758
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio—2.00% series contract	0.000	831,120.688	140,340.189	690,780.499
Money Market Portfolio—1.95% series contract	2,628.058	93.552	2,656.918	64.692
Money Market Portfolio—1.80% series contract **	38.088	24.858	0.943	62.003
Money Market Portfolio—1.80% series contract	2,473.664	0.000	0.000	2,473.664
Money Market Portfolio—1.75% series contract	642,656.576	1,655,190.926	1,843,763.228	454,084.274
Money Market Portfolio—1.70% series contract	42,405.457	46,528.062	51,664.340	37,269.179
Money Market Portfolio—1.65% series contract *	84,496.644	57,063.098	119,322.325	22,237.417
Money Market Portfolio—1.65% series contract	88,931.542	75,524.106	91,912.599	72,543.049
Money Market Portfolio—1.55% series contract	40,416.053	57,756.314	66,614.886	31,557.481
Money Market Portfolio—1.50% series contract	553.166	559.485	3.030	1,109.621
Money Market Portfolio—1.45% series contract	16,877.604	5,396.268	17,796.184	4,477.688
Money Market Portfolio—1.40% series contract	1,232,021.131	400,663.333	545,615.756	1,087,068.708
Money Market Portfolio—1.25% series contract	736,983.658	1,592,527.662	1,430,610.873	898,900.447
Money Market Portfolio—1.00% series contract	753,647.343	483,478.280	1,202,834.070	34,291.553
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio—1.80% series contract	696.756	0.000	0.000	696.756
Appreciation Portfolio—1.70% series contract	3,444.987	279.947	3,094.221	630.713
Appreciation Portfolio—1.65% series contract	4,680.414	794.807	1,304.148	4,171.073
Appreciation Portfolio—1.40% series contract	43,626.636	9,002.604	6,297.524	46,331.716
DWS Variable Series II—Class A:
Global Thematic VIP—1.75% series contract	9.762	0.000	0.060	9.702
Global Thematic VIP—1.65% series contract	306.496	0.000	296.794	9.702
Global Thematic VIP—1.55% series contract	10.162	0.000	0.059	10.103
Global Thematic VIP—1.25% series contract	3,607.514	1,789.492	445.810	4,951.196
Global Thematic VIP—1.00% series contract	12.311	0.047	2.727	9.631
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP—1.75% series contract	9.800	2.844	2.904	9.740
Dreman Small Mid Cap Value VIP—1.65% series contract	9.800	0.000	0.059	9.741
Dreman Small Mid Cap Value VIP—1.55% series contract	10.196	0.000	0.059	10.137
Dreman Small Mid Cap Value VIP—1.25% series contract	656.817	2,522.734	345.787	2,833.764
Dreman Small Mid Cap Value VIP—1.00% series contract	9.778	226.824	120.837	115.765
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—2.00% series contract	0.000	1,115.751	0.000	1,115.751
Ibbotson Balanced ETF Asset Allocation Portfolio—1.85% series contract	28,533.384	54,304.285	54,700.509	28,137.160
Ibbotson Balanced ETF Asset Allocation Portfolio—1.80% series contract	0.000	720.708	0.000	720.708
Ibbotson Balanced ETF Asset Allocation Portfolio—1.75% series contract	30,441.068	19,669.016	10,110.602	39,999.482
Ibbotson Balanced ETF Asset Allocation Portfolio—1.70% series contract	2,703.818	1.198	274.346	2,430.670
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract *	76,518.939	88,856.666	84,275.348	81,100.257
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract	41,059.975	14,694.569	16,258.652	39,495.892
Ibbotson Balanced ETF Asset Allocation Portfolio—1.55% series contract	117,421.481	68,495.263	58,099.266	127,817.478
Ibbotson Balanced ETF Asset Allocation Portfolio—1.45% series contract	7,827.957	13,936.572	10,401.776	11,362.753
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	88,598.320	19,399.822	17,578.439	90,419.703
Ibbotson Balanced ETF Asset Allocation Portfolio—1.25% series contract	574,929.552	770,360.692	661,771.270	683,518.974
Ibbotson Balanced ETF Asset Allocation Portfolio—1.00% series contract	24,136.008	9,368.334	6,968.447	26,535.895
Ibbotson Balanced ETF Asset Allocation Portfolio—0.75% series contract	1,241.840	70.740	4.110	1,308.470
Ibbotson Conservative ETF Asset Allocation Portfolio—1.75% series contract	18,747.212	21,588.171	21,272.120	19,063.263
Ibbotson Conservative ETF Asset Allocation Portfolio—1.70% series contract	423.704	1,693.685	89.041	2,028.348
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract *	14,629.796	7,032.227	7,184.956	14,477.067
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract	4,127.889	9,870.864	9,051.874	4,946.879
Ibbotson Conservative ETF Asset Allocation Portfolio—1.55% series contract	35,783.502	54,743.480	61,443.667	29,083.315
Ibbotson Conservative ETF Asset Allocation Portfolio—1.50% series contract	11,240.023	0.000	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio—1.45% series contract	13,392.994	17,179.072	19,078.961	11,493.105
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	7,538.367	2,781.009	497.887	9,821.489
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	194,252.246	390,013.862	301,313.899	282,952.209
Ibbotson Conservative ETF Asset Allocation Portfolio—1.00% series contract	609.814	620.179	1,035.710	194.283
Ibbotson Growth ETF Asset Allocation Portfolio—1.85% series contract	0.000	25,212.515	25,212.515	0.000
Ibbotson Growth ETF Asset Allocation Portfolio—1.75% series contract	49,052.543	24,363.010	24,690.586	48,724.967
Ibbotson Growth ETF Asset Allocation Portfolio—1.70% series contract	780.273	144.547	0.000	924.820
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract *	261,262.086	361,109.858	323,942.521	298,429.423
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract	207,809.562	227,608.057	221,162.048	214,255.571
Ibbotson Growth ETF Asset Allocation Portfolio—1.55% series contract	342,458.033	817,437.845	897,077.498	262,818.380
Ibbotson Growth ETF Asset Allocation Portfolio—1.50% series contract	79.723	176.371	3.496	252.598
Ibbotson Growth ETF Asset Allocation Portfolio—1.45% series contract	51,626.379	60,703.338	72,582.908	39,746.809
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	40,134.891	77,757.564	7,733.196	110,159.259
Ibbotson Growth ETF Asset Allocation Portfolio—1.25% series contract	1,038,289.609	1,174,088.725	947,111.591	1,265,266.743
Ibbotson Growth ETF Asset Allocation Portfolio—1.00% series contract	21,084.318	12,218.389	9,977.434	23,325.273

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio—2.00% series contract	0.000	1,063.327	0.000	1,063.327
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.75% series contract	22,092.142	26,441.763	20,887.778	27,646.127
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.70% series contract	696.724	55.445	627.881	124.288
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract *	94,310.287	124,623.715	115,134.126	103,799.876
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract	19,994.539	2,978.623	1,621.269	21,351.893
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.55% series contract	23,387.691	23,332.113	22,119.320	24,600.484
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.50% series contract	623.734	155.015	2.982	775.767
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.45% series contract	31,263.071	46,269.677	38,829.360	38,703.388
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	21,508.621	14,574.088	2,903.539	33,179.170
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.25% series contract	369,947.575	521,197.170	491,680.279	399,464.466
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.00% series contract	1,303.787	1,095.204	931.211	1,467.780
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund—1.75% series contract	9.814	776.520	0.060	786.274
Franklin Small Cap Value Securities Fund—1.65% series contract	14.888	1,318.488	1,040.437	292.939
Franklin Small Cap Value Securities Fund—1.55% series contract	458.294	143.395	0.643	601.046
Franklin Small Cap Value Securities Fund—1.50% series contract	152.063	333.550	147.611	338.002
Franklin Small Cap Value Securities Fund—1.45% series contract	0.000	337.501	24.042	313.459
Franklin Small Cap Value Securities Fund—1.25% series contract	7,262.003	10,505.198	1,946.344	15,820.857
Franklin Small Cap Value Securities Fund—1.00% series contract	296.214	149.094	185.702	259.606
Franklin U.S. Government Fund—2.00% series contract	0.000	275.883	275.883	0.000
Franklin U.S. Government Fund—1.95% series contract	703.966	21.236	710.471	14.731
Franklin U.S. Government Fund—1.80% series contract	6.920	1,036.618	0.168	1,043.370
Franklin U.S. Government Fund—1.75% series contract	28,080.831	14,596.795	2,525.179	40,152.447
Franklin U.S. Government Fund—1.65% series contract	10,204.390	37,728.582	22,969.570	24,963.402
Franklin U.S. Government Fund—1.55% series contract	5,436.985	3,126.703	1,096.249	7,467.439
Franklin U.S. Government Fund—1.50% series contract	128.323	117.870	1.060	245.133
Franklin U.S. Government Fund—1.45% series contract	140.571	45.850	32.759	153.662
Franklin U.S. Government Fund—1.25% series contract	80,144.902	30,238.240	7,427.973	102,955.169
Franklin U.S. Government Fund—1.00% series contract	6,302.659	3,065.163	1,829.195	7,538.627
Mutual Global Discovery Securities Fund—1.80% series contract	0.000	583.246	0.000	583.246
Mutual Global Discovery Securities Fund—1.75% series contract	211.376	733.509	51.950	892.935
Mutual Global Discovery Securities Fund—1.65% series contract	821.951	2,400.924	754.359	2,468.516
Mutual Global Discovery Securities Fund—1.55% series contract	290.176	168.449	0.602	458.023
Mutual Global Discovery Securities Fund—1.50% series contract	1,782.734	32.500	0.797	1,814.437
Mutual Global Discovery Securities Fund—1.25% series contract	18,118.033	21,912.936	4,220.124	35,810.845
Mutual Global Discovery Securities Fund—1.00% series contract	1,503.651	1,245.101	1,801.325	947.427
Mutual Shares Securities Fund—2.00% series contract	1,811.367	12,526.354	11,243.745	3,093.976
Mutual Shares Securities Fund—1.95% series contract	7,438.171	24,903.817	23,319.826	9,022.162
Mutual Shares Securities Fund—1.80% series contract	879.008	1,973.981	1,879.800	973.189
Mutual Shares Securities Fund—1.75% series contract	17,330.225	50,109.865	40,892.957	26,547.133
Mutual Shares Securities Fund—1.65% series contract	4,215.855	11,472.096	10,929.302	4,758.649
Mutual Shares Securities Fund—1.55% series contract	1,666.568	5,602.331	6,539.307	729.592
Mutual Shares Securities Fund—1.50% series contract	175.935	238.662	1.606	412.991
Mutual Shares Securities Fund—1.25% series contract	71,821.800	163,292.640	103,183.736	131,930.704
Mutual Shares Securities Fund—1.00% series contract	1,702.239	318.732	8.658	2,012.313
Templeton Foreign Securities Fund—1.80% series contract	1,545.685	0.000	1,545.685	0.000
Templeton Foreign Securities Fund—1.75% series contract	489.770	2,925.842	94.035	3,321.577
Templeton Foreign Securities Fund—1.70% series contract	1,482.310	86.971	683.786	885.495
Templeton Foreign Securities Fund—1.65% series contract *	754.152	0.000	37.747	716.405
Templeton Foreign Securities Fund—1.65% series contract	3,198.990	474.105	1,575.119	2,097.976
Templeton Foreign Securities Fund—1.55% series contract	2,371.474	1,545.091	1,011.530	2,905.035
Templeton Foreign Securities Fund—1.50% series contract	142.159	336.878	28.202	450.835
Templeton Foreign Securities Fund—1.40% series contract	44,264.047	11,499.847	18,724.025	37,039.869
Templeton Foreign Securities Fund—1.25% series contract	11,867.818	17,611.271	7,197.260	22,281.829
Templeton Foreign Securities Fund—1.00% series contract	338.868	2,198.158	1,704.307	832.719
Templeton Global Bond Securities Fund—2.00% series contract	0.000	255.891	255.891	0.000
Templeton Global Bond Securities Fund—1.80% series contract	149.095	1,271.494	301.501	1,119.088
Templeton Global Bond Securities Fund—1.75% series contract	2,747.374	13,077.132	1,447.890	14,376.616
Templeton Global Bond Securities Fund—1.65% series contract	2,031.919	14,153.261	8,875.029	7,310.151
Templeton Global Bond Securities Fund—1.55% series contract	1,423.350	3,901.359	2,273.464	3,051.245
Templeton Global Bond Securities Fund—1.50% series contract	1,048.204	9.362	0.238	1,057.328
Templeton Global Bond Securities Fund—1.25% series contract	36,143.445	94,803.248	34,043.898	96,902.795
Templeton Global Bond Securities Fund—1.00% series contract	1,503.371	1,945.452	2,382.079	1,066.744
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund—1.80% series contract	867.477	0.000	0.000	867.477
Core Equity Fund—1.70% series contract	295.956	0.000	0.000	295.956
Core Equity Fund—1.65% series contract	2,817.500	165.854	1,899.212	1,084.142
Core Equity Fund—1.40% series contract	32,441.386	4,184.001	8,007.815	28,617.572
Dividend Growth Fund—1.70% series contract	0.000	121.684	0.134	121.550
Dividend Growth Fund—1.65% series contract	0.000	4,081.293	2,192.621	1,888.672
Dividend Growth Fund—1.40% series contract	0.000	18,848.875	939.093	17,909.782
Financial Services Fund—1.70% series contract	179.442	1.141	180.583	0.000
Financial Services Fund—1.65% series contract	5,428.227	310.600	5,738.827	0.000
Financial Services Fund—1.40% series contract	22,097.350	1,227.030	23,324.380	0.000
Global Health Care Fund—1.70% series contract	2,549.275	1,390.057	2,349.431	1,589.901
Global Health Care Fund—1.65% series contract	1,523.177	75.487	901.091	697.573
Global Health Care Fund—1.40% series contract	54,140.917	7,697.532	8,290.945	53,547.504
Small Cap Equity Fund—1.80% series contract **	175.073	353.507	348.150	180.430
Small Cap Equity Fund—1.80% series contract	1,090.279	2,137.337	2,346.329	881.287
Small Cap Equity Fund—1.75% series contract	638.069	1,736.291	592.207	1,782.153
Small Cap Equity Fund—1.70% series contract	1,304.859	9,356.250	9,729.367	931.742
Small Cap Equity Fund—1.65% series contract *	2,994.941	0.000	0.060	2,994.881
Small Cap Equity Fund—1.65% series contract	2,466.839	1,699.486	970.652	3,195.673
Small Cap Equity Fund—1.55% series contract	10.142	4,096.810	56.875	4,050.077
Small Cap Equity Fund—1.50% series contract **	375.185	582.160	231.950	725.395
Small Cap Equity Fund—1.50% series contract	40.346	0.000	40.346	0.000
Small Cap Equity Fund—1.45% series contract	1,568.509	685.219	872.228	1,381.500
Small Cap Equity Fund—1.40% series contract	47,437.702	16,549.559	8,735.187	55,252.074
Small Cap Equity Fund—1.25% series contract	40,052.181	53,923.220	29,268.913	64,706.488
Small Cap Equity Fund—1.00% series contract	2,638.878	2,516.172	715.350	4,439.700

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Invesco Variable Insurance Funds—Series I Shares:
Van Kampen Comstock Fund—2.00% series contract	0.000	14,515.827	11,309.664	3,206.163
Van Kampen Comstock Fund—1.95% series contract	0.000	34,744.785	25,476.695	9,268.090
Van Kampen Comstock Fund—1.80% series contract	0.000	536.687	536.687	0.000
Van Kampen Comstock Fund—1.75% series contract	0.000	59,550.281	40,669.591	18,880.690
Van Kampen Comstock Fund—1.70% series contract	0.000	2,105.669	815.486	1,290.183
Van Kampen Comstock Fund—1.65% series contract	0.000	31,820.955	5,826.234	25,994.721
Van Kampen Comstock Fund—1.55% series contract	0.000	1,097.789	175.209	922.580
Van Kampen Comstock Fund—1.50% series contract	0.000	267.136	9.422	257.714
Van Kampen Comstock Fund—1.45% series contract	0.000	259.276	0.202	259.074
Van Kampen Comstock Fund—1.40% series contract	0.000	238,593.081	36,929.799	201,663.282
Van Kampen Comstock Fund—1.25% series contract	0.000	17,928.458	4,542.840	13,385.618
Van Kampen Comstock Fund—1.00% series contract	0.000	1,255.611	4.725	1,250.886
Van Kampen U.S. Mid Cap Value Portfolio—2.00% series contract	424.789	2,701.599	2,392.885	733.503
Van Kampen U.S. Mid Cap Value Portfolio—1.95% series contract	1,515.894	5,562.996	5,057.459	2,021.431
Van Kampen U.S. Mid Cap Value Portfolio—1.80% series contract **	427.078	233.290	378.419	281.949
Van Kampen U.S. Mid Cap Value Portfolio—1.80% series contract	276.420	236.026	279.497	232.949
Van Kampen U.S. Mid Cap Value Portfolio—1.75% series contract	3,120.827	11,731.501	9,957.299	4,895.029
Van Kampen U.S. Mid Cap Value Portfolio—1.70% series contract	1,673.380	387.111	610.890	1,449.601
Van Kampen U.S. Mid Cap Value Portfolio—1.65% series contract *	1,812.765	468.292	1,816.910	464.147
Van Kampen U.S. Mid Cap Value Portfolio—1.65% series contract	15,628.680	4,508.184	7,625.056	12,511.808
Van Kampen U.S. Mid Cap Value Portfolio—1.55% series contract	2,746.274	3,434.719	2,836.760	3,344.233
Van Kampen U.S. Mid Cap Value Portfolio—1.50% series contract	880.954	210.947	8.176	1,083.725
Van Kampen U.S. Mid Cap Value Portfolio—1.45% series contract	747.761	355.235	145.505	957.491
Van Kampen U.S. Mid Cap Value Portfolio—1.40% series contract	77,942.106	11,923.071	13,776.732	76,088.445
Van Kampen U.S. Mid Cap Value Portfolio—1.25% series contract	39,269.585	28,456.896	15,548.362	52,178.119
Van Kampen U.S. Mid Cap Value Portfolio—1.00% series contract	3,628.344	3,088.495	3,154.512	3,562.327
Van Kampen Value Portfolio—2.00% series contract	1,903.477	531.830	2,435.307	0.000
Van Kampen Value Portfolio—1.95% series contract	8,324.572	362.412	8,686.984	0.000
Van Kampen Value Portfolio—1.80% series contract	133.864	113.087	246.951	0.000
Van Kampen Value Portfolio—1.75% series contract	9,445.439	4,912.613	14,358.052	0.000
Van Kampen Value Portfolio—1.70% series contract	1,697.498	135.886	1,833.384	0.000
Van Kampen Value Portfolio—1.65% series contract *	351.220	0.000	351.220	0.000
Van Kampen Value Portfolio—1.65% series contract	15,352.436	4,267.290	19,619.726	0.000
Van Kampen Value Portfolio—1.55% series contract	551.315	3,299.559	3,850.874	0.000
Van Kampen Value Portfolio—1.50% series contract	165.387	10.875	176.262	0.000
Van Kampen Value Portfolio—1.45% series contract	128.460	71.362	199.822	0.000
Van Kampen Value Portfolio—1.40% series contract	121,508.139	8,077.870	129,586.009	0.000
Van Kampen Value Portfolio—1.25% series contract	3,637.721	3,712.327	7,350.048	0.000
Van Kampen Value Portfolio—1.00% series contract	572.265	792.917	1,365.182	0.000
Invesco Variable Insurance Funds—Series II Shares:
Capital Development Fund—2.00% series contract	0.000	909.737	0.000	909.737
Capital Development Fund—1.95% series contract	113.035	0.000	113.035	0.000
Capital Development Fund—1.80% series contract **	377.251	74.439	0.607	451.083
Capital Development Fund—1.80% series contract	934.575	851.200	1,191.716	594.059
Capital Development Fund—1.75% series contract	1,760.596	744.182	570.762	1,934.016
Capital Development Fund—1.70% series contract	1,572.016	2,413.963	2,900.056	1,085.923
Capital Development Fund—1.65% series contract *	1,815.539	720.834	628.173	1,908.200
Capital Development Fund—1.65% series contract	4,490.050	880.359	3,180.714	2,189.695
Capital Development Fund—1.55% series contract	9,772.494	9,686.357	7,983.958	11,474.893
Capital Development Fund—1.50% series contract	1,621.427	846.169	90.380	2,377.216
Capital Development Fund—1.45% series contract	2,097.229	525.563	217.702	2,405.090
Capital Development Fund—1.40% series contract	49,276.973	5,234.945	4,121.108	50,390.810
Capital Development Fund—1.25% series contract	104,944.715	64,471.756	26,640.111	142,776.360
Capital Development Fund—1.00% series contract	11,566.072	6,603.242	5,154.178	13,015.136
Global Real Estate Fund—1.80% series contract	179.114	1,379.758	0.274	1,558.598
Global Real Estate Fund—1.75% series contract	1,350.411	691.415	395.950	1,645.876
Global Real Estate Fund—1.65% series contract	5,008.387	587.964	323.801	5,272.550
Global Real Estate Fund—1.55% series contract	5,373.215	5,652.579	3,808.990	7,216.804
Global Real Estate Fund—1.50% series contract	755.355	519.282	34.969	1,239.668
Global Real Estate Fund—1.45% series contract	1,179.408	297.519	122.381	1,354.546
Global Real Estate Fund—1.25% series contract	108,623.035	49,811.307	21,856.116	136,578.226
Global Real Estate Fund—1.00% series contract	5,442.689	3,806.251	3,342.893	5,906.047
Government Securities Fund—1.70% series contract	1,749.650	170.967	533.197	1,387.420
Government Securities Fund—1.65% series contract	38,852.140	5,273.697	22,862.230	21,263.607
Government Securities Fund—1.40% series contract	43,869.723	4,978.479	6,897.361	41,950.841
International Growth Fund—2.00% series contract	1,618.309	9,816.658	8,925.345	2,509.622
International Growth Fund—1.95% series contract	6,751.958	19,437.373	19,249.582	6,939.749
International Growth Fund—1.80% series contract	0.000	1,128.990	623.595	505.395
International Growth Fund—1.75% series contract	10,438.709	40,538.050	33,546.402	17,430.357
International Growth Fund—1.65% series contract	9.802	2,693.020	2,023.791	679.031
International Growth Fund—1.55% series contract	2,173.526	5,399.536	2,206.623	5,366.439
International Growth Fund—1.50% series contract	535.731	622.763	209.180	949.314
International Growth Fund—1.45% series contract	1,156.750	631.730	927.635	860.845
International Growth Fund—1.25% series contract	33,219.962	93,761.222	46,120.217	80,860.967
International Growth Fund—1.00% series contract	4,291.311	1,127.916	2,381.970	3,037.257
Mid Cap Core Equity Fund—2.00% series contract	914.272	9,326.544	7,346.181	2,894.635
Mid Cap Core Equity Fund—1.95% series contract	4,107.063	12,372.132	12,072.055	4,407.140
Mid Cap Core Equity Fund—1.80% series contract	0.000	922.338	0.664	921.674
Mid Cap Core Equity Fund—1.75% series contract	4,539.348	34,572.390	28,369.158	10,742.580
Mid Cap Core Equity Fund—1.70% series contract	173.610	446.021	450.733	168.898
Mid Cap Core Equity Fund—1.65% series contract *	9.704	0.000	0.060	9.644
Mid Cap Core Equity Fund—1.65% series contract	1,412.732	2,836.709	1,528.878	2,720.563
Mid Cap Core Equity Fund—1.55% series contract	298.734	1,150.184	23.589	1,425.329
Mid Cap Core Equity Fund—1.50% series contract	11.732	1,055.978	464.737	602.973
Mid Cap Core Equity Fund—1.45% series contract	0.000	946.872	0.049	946.823
Mid Cap Core Equity Fund—1.40% series contract	30,555.495	3,554.960	6,216.044	27,894.411
Mid Cap Core Equity Fund—1.25% series contract	18,643.197	38,015.595	21,031.071	35,627.721
Mid Cap Core Equity Fund—1.00% series contract	1,481.664	1,990.111	1,450.476	2,021.299
Utilities Fund—1.70% series contract	89.243	1,109.905	294.739	904.409
Utilities Fund—1.65% series contract	12,737.177	733.463	3,615.910	9,854.730
Utilities Fund—1.50% series contract	81.372	0.000	81.372	0.000
Utilities Fund—1.40% series contract	66,798.184	9,582.279	9,009.293	67,371.170

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Janus Aspen Series—Service Shares:
Balanced Portfolio—1.80% series contract **	0.000	1,379.280	0.000	1,379.280
Balanced Portfolio—1.80% series contract	665.178	0.000	0.000	665.178
Balanced Portfolio—1.75% series contract	19,149.974	10,125.501	3,219.671	26,055.804
Balanced Portfolio—1.70% series contract	6,574.878	842.866	4,131.992	3,285.752
Balanced Portfolio—1.65% series contract *	4,366.624	7,688.344	6,704.696	5,350.272
Balanced Portfolio—1.65% series contract	20,195.234	1,780.688	4,421.423	17,554.499
Balanced Portfolio—1.55% series contract	4,960.975	2,632.345	41.356	7,551.964
Balanced Portfolio—1.50% series contract **	2,785.660	2,232.013	964.290	4,053.383
Balanced Portfolio—1.50% series contract	153.222	0.000	153.222	0.000
Balanced Portfolio—1.45% series contract	2,702.332	2,712.661	2,269.794	3,145.199
Balanced Portfolio—1.40% series contract	142,867.970	17,074.951	25,476.644	134,466.277
Balanced Portfolio—1.25% series contract	96,190.601	77,277.105	19,342.602	154,125.104
Balanced Portfolio—1.00% series contract	1,702.188	1,888.104	592.255	2,998.037
Enterprise Portfolio—2.00% series contract	521.971	2,989.206	2,767.959	743.218
Enterprise Portfolio—1.95% series contract	2,621.520	6,219.298	6,742.392	2,098.426
Enterprise Portfolio—1.80% series contract	198.994	0.000	0.000	198.994
Enterprise Portfolio—1.75% series contract	4,358.178	12,608.612	12,339.153	4,627.637
Enterprise Portfolio—1.70% series contract	44.132	0.000	0.000	44.132
Enterprise Portfolio—1.65% series contract *	425.968	0.000	0.059	425.909
Enterprise Portfolio—1.65% series contract	847.532	90.219	74.697	863.054
Enterprise Portfolio—1.55% series contract	10.054	1,442.043	27.857	1,424.240
Enterprise Portfolio—1.50% series contract	0.000	100.638	21.449	79.189
Enterprise Portfolio—1.40% series contract	21,902.610	2,993.608	1,329.752	23,566.466
Enterprise Portfolio—1.25% series contract	27,994.782	28,572.347	24,552.248	32,014.881
Enterprise Portfolio—1.00% series contract	2,464.769	2,441.783	2,190.480	2,716.072
Janus Portfolio—2.00% series contract	1,973.985	12,586.042	11,367.366	3,192.661
Janus Portfolio—1.95% series contract	8,640.755	25,793.186	25,290.587	9,143.354
Janus Portfolio—1.80% series contract **	1,301.877	1,967.489	2,307.759	961.607
Janus Portfolio—1.80% series contract	491.362	0.000	491.362	0.000
Janus Portfolio—1.75% series contract	9,535.393	49,849.579	43,579.990	15,804.982
Janus Portfolio—1.70% series contract	1,838.615	124.828	362.241	1,601.202
Janus Portfolio—1.65% series contract *	4,309.673	9,523.233	9,554.451	4,278.455
Janus Portfolio—1.65% series contract	6,750.787	2,244.141	6,380.225	2,614.703
Janus Portfolio—1.55% series contract	2,739.442	7,641.452	8,860.568	1,520.326
Janus Portfolio—1.50% series contract **	163.717	12.725	0.429	176.013
Janus Portfolio—1.50% series contract	55.780	0.000	55.780	0.000
Janus Portfolio—1.40% series contract	95,423.084	7,914.916	47,643.215	55,694.785
Janus Portfolio—1.25% series contract	36,931.848	153,821.370	106,728.761	84,024.457
Janus Portfolio—1.00% series contract	2,172.308	531.109	438.314	2,265.103
Overseas Portfolio—2.00% series contract	1,292.944	1,808.484	1,976.225	1,125.203
Overseas Portfolio—1.95% series contract	6,671.315	1,119.200	7,597.850	192.665
Overseas Portfolio—1.80% series contract **	1,287.975	710.300	976.138	1,022.137
Overseas Portfolio—1.80% series contract	567.982	0.000	567.982	0.000
Overseas Portfolio—1.75% series contract	18,899.609	43,381.572	16,229.493	46,051.688
Overseas Portfolio—1.70% series contract	524.795	35.050	277.576	282.269
Overseas Portfolio—1.65% series contract *	21,269.623	13,229.148	12,366.477	22,132.294
Overseas Portfolio—1.65% series contract	17,297.429	7,175.661	11,578.954	12,894.136
Overseas Portfolio—1.55% series contract	23,501.649	26,366.574	22,859.978	27,008.245
Overseas Portfolio—1.50% series contract **	3,143.598	1,983.752	260.608	4,866.742
Overseas Portfolio—1.50% series contract	128.646	0.000	128.646	0.000
Overseas Portfolio—1.45% series contract	5,041.187	1,903.280	587.093	6,357.374
Overseas Portfolio—1.40% series contract	142,403.145	26,654.123	30,298.589	138,758.679
Overseas Portfolio—1.25% series contract	344,052.262	205,032.594	84,374.008	464,710.848
Overseas Portfolio—1.00% series contract	32,915.488	16,873.550	12,207.680	37,581.358
Worldwide Portfolio—1.70% series contract	269.791	0.000	0.219	269.572
Worldwide Portfolio—1.65% series contract	111.603	0.000	0.000	111.603
Worldwide Portfolio—1.40% series contract	12,460.870	818.931	818.893	12,460.908
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—2.00% series contract	1,688.643	5,293.515	5,358.245	1,623.913
Core Plus Fixed Income Portfolio—1.95% series contract	4,351.586	14,043.609	13,694.050	4,701.145
Core Plus Fixed Income Portfolio—1.75% series contract	5,438.270	14,355.274	14,705.525	5,088.019
Core Plus Fixed Income Portfolio—1.70% series contract	880.748	452.050	597.310	735.488
Core Plus Fixed Income Portfolio—1.65% series contract *	9.821	0.000	0.060	9.761
Core Plus Fixed Income Portfolio—1.65% series contract	31,031.266	4,754.890	15,423.098	20,363.058
Core Plus Fixed Income Portfolio—1.55% series contract	1,357.913	25.137	145.335	1,237.715
Core Plus Fixed Income Portfolio—1.40% series contract	37,831.750	3,901.853	9,109.032	32,624.571
Core Plus Fixed Income Portfolio—1.25% series contract	737.747	684.737	1,186.150	236.334
Core Plus Fixed Income Portfolio—1.00% series contract	659.030	149.536	463.300	345.266
Mid Cap Growth Portfolio—2.00% series contract	0.000	209.785	209.785	0.000
Mid Cap Growth Portfolio—1.80% series contract **	0.000	295.788	0.000	295.788
Mid Cap Growth Portfolio—1.80% series contract	1,984.725	0.000	1,984.725	0.000
Mid Cap Growth Portfolio—1.75% series contract	9.675	4,213.911	1,130.387	3,093.199
Mid Cap Growth Portfolio—1.70% series contract	655.956	1,317.361	1,105.804	867.513
Mid Cap Growth Portfolio—1.65% series contract *	2,507.282	11,890.389	13,921.432	476.239
Mid Cap Growth Portfolio—1.65% series contract	8,776.137	2,660.746	5,186.409	6,250.474
Mid Cap Growth Portfolio—1.55% series contract	3,459.212	3,338.613	1,480.437	5,317.388
Mid Cap Growth Portfolio—1.50% series contract	207.913	201.746	8.195	401.464
Mid Cap Growth Portfolio—1.45% series contract	118.189	40.176	3.654	154.711
Mid Cap Growth Portfolio—1.40% series contract	21,086.787	18,890.771	12,434.347	27,543.211
Mid Cap Growth Portfolio—1.25% series contract	37,845.837	24,595.683	9,992.475	52,449.045
Mid Cap Growth Portfolio—1.00% series contract	4,124.842	2,371.323	2,069.614	4,426.551
U.S. Real Estate Portfolio—1.80% series contract	340.726	0.000	157.381	183.345
U.S. Real Estate Portfolio—1.70% series contract	2,328.609	249.475	675.003	1,903.081
U.S. Real Estate Portfolio—1.65% series contract	14,710.289	2,040.075	7,667.341	9,083.023
U.S. Real Estate Portfolio—1.40% series contract	133,333.866	12,367.370	21,716.249	123,984.987

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio—1.75% series contract	2,112.087	2,266.465	102.918	4,275.634
Guardian Portfolio—1.70% series contract	234.177	1,192.882	773.573	653.486
Guardian Portfolio—1.65% series contract *	9.585	0.000	0.059	9.526
Guardian Portfolio—1.65% series contract	213.903	4.555	0.000	218.458
Guardian Portfolio—1.55% series contract	9.976	5,777.489	1,999.746	3,787.719
Guardian Portfolio—1.50% series contract	777.190	1,249.745	555.058	1,471.877
Guardian Portfolio—1.45% series contract	1,699.419	1,551.460	1,409.196	1,841.683
Guardian Portfolio—1.40% series contract	96,038.982	26,293.134	43,295.558	79,036.558
Guardian Portfolio—1.25% series contract	37,305.021	15,850.830	8,592.826	44,563.025
Guardian Portfolio—1.00% series contract	2,289.670	1,155.290	1,918.504	1,526.456
Small-Cap Growth Portfolio—1.70% series contract	2,596.260	1,903.325	3,449.257	1,050.328
Small-Cap Growth Portfolio—1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio—1.40% series contract	17,368.580	2,286.021	3,385.327	16,269.274
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund—1.80% series contract	8,076.208	0.000	8,076.208	0.000
Balanced Fund—1.75% series contract	9.762	0.000	0.060	9.702
Balanced Fund—1.70% series contract	1,149.485	218.985	762.355	606.115
Balanced Fund—1.65% series contract *	1,649.292	77.430	39.348	1,687.374
Balanced Fund—1.65% series contract	16,023.521	1,060.126	2,890.883	14,192.764
Balanced Fund—1.55% series contract	177.867	0.000	0.059	177.808
Balanced Fund—1.40% series contract	61,027.057	7,961.637	9,325.931	59,662.763
Balanced Fund—1.25% series contract	17,184.680	4,178.807	5,128.600	16,234.887
Balanced Fund—1.00% series contract	80.263	2.671	73.298	9.636
Capital Appreciation Fund—2.00% series contract	1,643.027	10,095.954	9,129.463	2,609.518
Capital Appreciation Fund—1.95% series contract	7,633.968	20,444.517	20,866.444	7,212.041
Capital Appreciation Fund—1.80% series contract	588.530	1,383.345	0.849	1,971.026
Capital Appreciation Fund—1.75% series contract	12,027.182	39,189.692	35,885.203	15,331.671
Capital Appreciation Fund—1.70% series contract	172.273	0.000	0.193	172.080
Capital Appreciation Fund—1.65% series contract *	1,447.490	886.351	756.826	1,577.015
Capital Appreciation Fund—1.65% series contract	3,895.191	43.778	3,269.664	669.305
Capital Appreciation Fund—1.55% series contract	13,453.429	12,734.521	10,365.789	15,822.161
Capital Appreciation Fund—1.50% series contract **	2,082.857	992.658	64.787	3,010.728
Capital Appreciation Fund—1.50% series contract	59.952	0.000	59.952	0.000
Capital Appreciation Fund—1.45% series contract	2,717.838	730.237	276.466	3,171.609
Capital Appreciation Fund—1.40% series contract	49,054.011	7,144.345	14,888.710	41,309.646
Capital Appreciation Fund—1.25% series contract	146,640.259	70,501.876	20,133.359	197,008.776
Capital Appreciation Fund—1.00% series contract	15,079.807	7,511.563	3,473.687	19,117.683
Global Securities Fund—1.80% series contract **	0.000	772.674	0.000	772.674
Global Securities Fund—1.80% series contract	330.770	90.504	218.728	202.546
Global Securities Fund—1.75% series contract	1,386.107	984.384	210.071	2,160.420
Global Securities Fund—1.70% series contract	757.450	0.000	525.022	232.428
Global Securities Fund—1.65% series contract *	1,894.964	338.873	278.859	1,954.978
Global Securities Fund—1.65% series contract	6,632.395	444.195	1,759.299	5,317.291
Global Securities Fund—1.55% series contract	1,538.830	10,001.224	6,647.870	4,892.184
Global Securities Fund—1.40% series contract	63,586.216	17,326.984	9,628.592	71,284.608
Global Securities Fund—1.25% series contract	43,218.322	31,217.600	10,604.636	63,831.286
Global Securities Fund—1.00% series contract	161.364	272.771	133.964	300.171
Main Street Fund—2.00% series contract	1,870.662	11,797.262	10,695.328	2,972.596
Main Street Fund—1.95% series contract	7,620.340	23,629.828	22,544.636	8,705.532
Main Street Fund—1.80% series contract	187.778	1,010.327	772.878	425.227
Main Street Fund—1.75% series contract	7,516.624	46,305.318	39,542.932	14,279.010
Main Street Fund—1.70% series contract	14.913	2,049.343	1,366.214	698.042
Main Street Fund—1.65% series contract *	9.733	1,635.629	1,635.688	9.674
Main Street Fund—1.65% series contract	5,172.326	1,984.428	2,576.193	4,580.561
Main Street Fund—1.55% series contract	989.227	349.054	8.196	1,330.085
Main Street Fund—1.45% series contract	122.386	146.891	28.168	241.109
Main Street Fund—1.40% series contract	84,695.723	48,093.944	14,688.216	118,101.451
Main Street Fund—1.25% series contract	23,110.357	22,815.701	7,327.588	38,598.470
Main Street Fund—1.00% series contract	557.813	162.690	51.217	669.286
Main Street Small & Mid Cap Fund—2.00% series contract	468.031	3,094.683	2,789.464	773.250
Main Street Small & Mid Cap Fund—1.95% series contract	2,448.011	5,844.169	6,086.532	2,205.648
Main Street Small & Mid Cap Fund—1.80% series contract	6,711.115	731.500	0.000	7,442.615
Main Street Small & Mid Cap Fund—1.75% series contract	3,055.401	11,449.262	10,217.034	4,287.629
Main Street Small & Mid Cap Fund—1.70% series contract	1,023.060	573.043	360.509	1,235.594
Main Street Small & Mid Cap Fund—1.65% series contract *	1,619.805	3,221.333	3,761.532	1,079.606
Main Street Small & Mid Cap Fund—1.65% series contract	5,143.408	676.343	1,288.536	4,531.215
Main Street Small & Mid Cap Fund—1.55% series contract	3,029.916	1,082.485	474.030	3,638.371
Main Street Small & Mid Cap Fund—1.50% series contract	61.176	84.179	0.277	145.078
Main Street Small & Mid Cap Fund—1.45% series contract	83.128	96.050	18.610	160.568
Main Street Small & Mid Cap Fund—1.40% series contract	93,494.500	16,717.032	14,833.265	95,378.267
Main Street Small & Mid Cap Fund—1.25% series contract	23,277.088	9,915.008	3,682.689	29,509.407
Main Street Small & Mid Cap Fund—1.00% series contract	509.179	16,281.640	16,486.701	304.118

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio—2.00% series contract	1,817.791	11,412.458	9,799.740	3,430.509
High Yield Portfolio—1.95% series contract	5,450.336	16,380.387	16,194.838	5,635.885
High Yield Portfolio—1.80% series contract	324.903	1,926.795	824.172	1,427.526
High Yield Portfolio—1.75% series contract	6,785.767	42,886.456	34,711.064	14,961.159
High Yield Portfolio—1.70% series contract	2,118.497	544.831	875.623	1,787.705
High Yield Portfolio—1.65% series contract *	3,246.104	7,602.619	7,702.864	3,145.859
High Yield Portfolio—1.65% series contract	2,375.881	827.905	79.634	3,124.152
High Yield Portfolio—1.55% series contract	3,252.969	7,965.447	7,017.271	4,201.145
High Yield Portfolio—1.50% series contract	0.000	65.477	7.830	57.647
High Yield Portfolio—1.45% series contract	107.040	283.656	54.346	336.350
High Yield Portfolio—1.40% series contract	33,833.755	10,163.586	4,036.819	39,960.522
High Yield Portfolio—1.25% series contract	29,191.414	150,871.302	97,295.014	82,767.702
High Yield Portfolio—1.00% series contract	738.893	2,415.827	2,027.230	1,127.490
Real Return Portfolio—2.00% series contract	0.000	898.316	0.000	898.316
Real Return Portfolio—1.95% series contract	541.942	13.748	546.168	9.522
Real Return Portfolio—1.80% series contract **	11.655	6.955	0.283	18.327
Real Return Portfolio—1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio—1.75% series contract	28,211.807	32,026.313	5,684.201	54,553.919
Real Return Portfolio—1.70% series contract	4,557.737	393.197	2,892.568	2,058.366
Real Return Portfolio—1.65% series contract *	1,858.092	5,069.298	840.845	6,086.545
Real Return Portfolio—1.65% series contract	62,590.334	13,431.451	34,164.004	41,857.781
Real Return Portfolio—1.55% series contract	28,782.444	18,160.394	7,615.447	39,327.391
Real Return Portfolio—1.50% series contract **	1,000.450	796.003	159.078	1,637.375
Real Return Portfolio—1.50% series contract	538.465	0.000	538.465	0.000
Real Return Portfolio—1.45% series contract	877.057	576.483	145.308	1,308.232
Real Return Portfolio—1.40% series contract	160,585.690	33,849.369	52,474.528	141,960.531
Real Return Portfolio—1.25% series contract	138,106.232	137,080.167	26,756.374	248,430.025
Real Return Portfolio—1.00% series contract	12,871.995	6,616.946	3,609.884	15,879.057
Total Return Portfolio—2.00% series contract	6,308.390	14,114.598	11,888.969	8,534.019
Total Return Portfolio—1.95% series contract	5,102.289	15,294.332	15,247.818	5,148.803
Total Return Portfolio—1.80% series contract **	288.065	424.064	163.078	549.051
Total Return Portfolio—1.80% series contract	2,314.498	0.000	2,314.498	0.000
Total Return Portfolio—1.75% series contract	48,705.842	69,926.228	48,072.592	70,559.478
Total Return Portfolio—1.70% series contract	1,968.507	85.059	887.624	1,165.942
Total Return Portfolio—1.65% series contract *	23,198.556	28,972.348	32,138.576	20,032.328
Total Return Portfolio—1.65% series contract	26,481.722	3,066.175	6,696.081	22,851.816
Total Return Portfolio—1.55% series contract	33,283.701	18,332.643	21,475.038	30,141.306
Total Return Portfolio—1.50% series contract **	3,573.856	1,179.985	222.298	4,531.543
Total Return Portfolio—1.50% series contract	51.678	0.000	51.678	0.000
Total Return Portfolio—1.45% series contract	3,854.280	2,605.980	1,220.897	5,239.363
Total Return Portfolio—1.40% series contract	196,177.679	26,302.257	51,894.516	170,585.420
Total Return Portfolio—1.25% series contract	345,101.986	196,316.128	114,316.650	427,101.464
Total Return Portfolio—1.00% series contract	24,742.280	11,560.695	7,107.871	29,195.104
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund—1.70% series contract	1,990.724	135.412	397.997	1,728.139
Rydex|SGI U.S. Long Short Momentum Fund—1.65% series contract	3,619.637	262.623	18.537	3,863.723
Rydex|SGI U.S. Long Short Momentum Fund—1.40% series contract	51,976.834	4,872.898	7,630.338	49,219.394
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.75% series contract	9.763	0.000	0.060	9.703
2015 ETF Fund—1.70% series contract	1,891.751	32.000	1,044.948	878.803
2015 ETF Fund—1.65% series contract *	9.763	0.000	0.059	9.704
2015 ETF Fund—1.65% series contract	1,062.815	836.336	738.225	1,160.926
2015 ETF Fund—1.55% series contract	1,592.552	121.116	1.235	1,712.433
2015 ETF Fund—1.40% series contract	14,789.496	3,827.484	2,445.382	16,171.598
2015 ETF Fund—1.25% series contract	770.105	758.790	806.952	721.943
2015 ETF Fund—1.00% series contract	5,504.918	400.303	1,717.788	4,187.433
2025 ETF Fund—1.75% series contract	9.743	0.000	0.060	9.683
2025 ETF Fund—1.70% series contract	433.978	83.028	0.000	517.006
2025 ETF Fund—1.65% series contract *	9.743	0.000	0.060	9.683
2025 ETF Fund—1.65% series contract	9.046	0.000	0.206	8.840
2025 ETF Fund—1.55% series contract	10.133	1,677.881	0.060	1,687.954
2025 ETF Fund—1.40% series contract	8,627.608	2,613.806	256.021	10,985.393
2025 ETF Fund—1.25% series contract	4,138.319	4,673.785	806.103	8,006.001
2025 ETF Fund—1.00% series contract	757.484	141.810	338.273	561.021
2035 ETF Fund—1.75% series contract	9.724	0.000	0.060	9.664
2035 ETF Fund—1.65% series contract *	9.724	0.000	0.059	9.665
2035 ETF Fund—1.65% series contract	19.582	0.000	0.446	19.136
2035 ETF Fund—1.55% series contract	10.114	0.000	0.059	10.055
2035 ETF Fund—1.40% series contract	12,535.278	2,190.743	98.837	14,627.184
2035 ETF Fund—1.25% series contract	2,648.396	8,766.857	7,406.442	4,008.811
2035 ETF Fund—1.00% series contract	817.357	200.156	4.375	1,013.138

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012					Year Ended December 31, 2012
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	77	$5.740063	$5.959140	$450	1.46%	1.00%	1.80%	12.13%	13.05%
American Century Variable Portfolios—Class I:
Vista Fund	126	12.292525	8.816386	1,387	0.00%	1.00%	1.80%	13.52%	14.45%
American Century Variable Portfolios—Class II:
Large Company Value Fund	180	9.385070	9.836393	1,811	1.87%	1.00%	2.00%	14.03%	15.20%
Mid Cap Value Fund	99	12.454396	13.053217	1,396	1.90%	1.00%	2.00%	13.89%	15.06%
Ultra Fund	16	11.142053	11.514403	184	0.00%	1.40%	1.80%	11.72%	12.18%
Calamos Advisors Trust:
Growth and Income Portfolio	187	11.070278	11.471036	2,090	2.15%	1.00%	1.75%	6.52%	7.34%
Davis Variable Account Fund, Inc.:
Value Portfolio	548	9.097299	9.444354	5,055	1.77%	1.00%	1.80%	11.03%	11.94%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	81	10.968380	11.386676	1,077	0.58%	1.00%	1.80%	9.68%	10.58%
Stock Index Fund, Inc.	1,082	10.196297	10.686593	13,999	1.89%	1.00%	2.00%	13.15%	14.31%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	27	14.116447	14.468533	393	0.00%	1.40%	1.70%	13.65%	14.00%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	19	11.389006	11.936716	221	0.21%	1.00%	2.00%	16.94%	18.14%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,575	0.921277	0.967458	2,523	0.00%	1.00%	2.00%	-2.15%	-1.04%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	46	15.349682	16.010317	737	3.30%	1.40%	1.80%	8.15%	8.59%
DWS Variable Series II—Class A:
Global Thematic VIP	9	8.232976	8.531180	76	1.57%	1.00%	1.75%	16.51%	17.40%
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	10	11.134366	11.363192	109	0.82%	1.00%	1.75%	11.39%	12.24%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,207	10.283456	10.905490	12,778	1.54%	0.75%	2.00%	8.59%	9.98%
Ibbotson Conservative ETF Asset Allocation Portfolio	512	10.742471	11.131248	5,617	1.58%	1.00%	1.75%	3.36%	4.15%
Ibbotson Growth ETF Asset Allocation Portfolio	2,227	9.939648	10.348693	22,546	1.28%	1.00%	1.85%	10.82%	11.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	646	10.449381	10.951704	6,956	1.58%	1.00%	2.00%	5.70%	6.78%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	28	17.323252	17.813887	486	0.80%	1.00%	1.75%	16.31%	17.20%
Franklin U.S. Government Fund	190	11.191662	11.729522	2,191	2.86%	1.00%	2.00%	-0.16%	0.86%
Mutual Global Discovery Securities Fund	55	13.840423	14.259085	779	3.02%	1.00%	1.80%	11.31%	12.22%
Mutual Shares Securities Fund	232	9.660483	10.124999	2,309	2.21%	1.00%	2.00%	11.95%	13.10%
Templeton Foreign Securities Fund	117	8.897579	9.325463	1,081	2.90%	1.00%	2.00%	15.86%	17.04%
Templeton Global Bond Securities Fund	191	13.757783	14.280548	2,704	6.40%	1.00%	2.00%	12.75%	13.91%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	26	11.680685	12.002368	309	0.99%	1.40%	1.80%	11.82%	12.28%
Diversified Dividend Fund	23	10.641149	10.695708	242	1.96%	1.40%	1.70%	16.70%	17.06%
Global Health Care Fund	54	16.605430	17.138256	922	0.00%	1.40%	1.70%	18.83%	19.20%
Small Cap Equity Fund	167	11.503885	12.057138	1,929	0.00%	1.00%	2.00%	11.60%	12.75%
Van Kampen American Value Fund	176	11.305533	11.849188	3,085	0.74%	1.00%	2.00%	14.95%	16.13%
Van Kampen Comstock Fund	306	10.354500	10.532656	3,199	1.88%	1.00%	2.00%	16.84%	18.03%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	270	9.180511	9.622087	2,554	0.44%	1.00%	2.00%	25.28%	26.56%
Government Securities Fund	58	12.902582	13.316495	772	2.93%	1.40%	1.70%	0.47%	0.78%
International Growth Fund	152	9.336560	9.785515	1,462	1.42%	1.00%	2.00%	12.94%	14.10%
Mid Cap Core Equity Fund	110	10.095666	10.581155	1,357	0.00%	1.00%	2.00%	8.40%	9.51%
Utilities Fund	78	17.746415	18.221571	1,412	2.84%	1.40%	1.70%	1.58%	1.89%
Van Kampen Mid Cap Growth Fund *	298	9.738674	9.806383	2,920	0.00%	1.00%	2.00%	-2.61%	-1.94%
Janus Aspen Series—Service Shares:
Balanced Portfolio	357	11.876727	12.447606	5,214	2.54%	1.00%	2.00%	11.10%	12.24%
Enterprise Portfolio	89	10.727283	11.243275	1,342	0.00%	1.00%	2.00%	14.64%	15.81%
Janus Portfolio	253	10.089403	10.574551	2,904	0.49%	1.00%	2.00%	15.91%	17.10%
Overseas Portfolio	860	7.345957	7.699421	8,171	0.62%	1.00%	2.00%	10.91%	12.04%
Worldwide Portfolio	12	12.467899	12.868103	154	0.79%	1.40%	1.70%	17.81%	18.17%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	63	11.470177	12.021389	819	4.83%	1.00%	2.00%	7.24%	8.34%
Mid Cap Growth Portfolio	132	10.735404	11.251731	1,484	0.00%	1.00%	2.00%	6.51%	7.60%
U.S. Real Estate Portfolio	127	25.277822	26.366102	3,351	0.87%	1.40%	1.80%	13.74%	14.21%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	132	10.184262	10.553048	1,882	0.16%	1.00%	1.75%	10.62%	11.47%
Small-Cap Growth Portfolio	16	12.108206	12.496771	194	0.00%	1.40%	1.70%	6.96%	7.29%
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	89	8.319724	8.620929	1,050	1.18%	1.00%	1.75%	10.13%	10.98%
Capital Appreciation Fund	374	9.150047	9.590078	3,750	0.43%	1.00%	2.00%	11.52%	12.66%
Global Securities Fund	179	10.226641	10.718496	2,647	1.87%	1.00%	2.00%	18.52%	19.74%
Main Street Fund	215	10.236045	10.728267	2,472	0.70%	1.00%	2.00%	14.27%	15.44%
Main Street Small & Mid Cap Fund	165	11.624179	12.183284	2,923	0.34%	1.00%	2.00%	15.31%	16.49%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	240	13.014305	13.639755	3,575	5.70%	1.00%	2.00%	12.03%	13.18%
Real Return Portfolio	560	12.749550	13.362164	8,230	1.09%	1.00%	2.00%	6.58%	7.67%
Total Return Portfolio	993	12.890967	13.510459	13,889	2.59%	1.00%	2.00%	7.40%	8.50%
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	52	13.948786	14.396366	748	0.00%	1.40%	1.70%	2.65%	2.96%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	11.111932	11.514129	280	2.32%	1.00%	1.75%	10.50%	11.35%
2025 ETF Fund	47	10.565421	10.947832	496	2.47%	1.00%	1.75%	10.75%	11.60%
2035 ETF Fund	24	10.032769	10.395968	234	1.85%	1.00%	1.75%	12.08%	12.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2011					Year Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	70	$5.119180	$5.271400	$367	4.31%	1.00%	1.80%	-20.89%	-20.24%
American Century Variable Portfolios—Class I:
Vista Fund	124	7.490926	7.703089	1,221	0.00%	1.00%	1.75%	-9.50%	-8.81%
American Century Variable Portfolios—Class II:
Large Company Value Fund	103	8.303254	8.538394	929	1.55%	1.00%	1.75%	-0.91%	-0.16%
Mid Cap Value Fund	78	11.032405	11.344753	981	1.22%	1.00%	1.75%	-2.57%	-1.83%
Ultra Fund	16	9.972819	10.264104	166	0.00%	1.40%	1.80%	-0.95%	-0.55%
Calamos Advisors Trust:
Growth and Income Portfolio	185	10.062883	10.686877	1,924	1.60%	1.00%	1.80%	-3.64%	-2.85%
Davis Variable Account Fund, Inc.:
Value Portfolio	521	8.193223	8.436709	4,300	0.95%	1.00%	1.80%	-5.90%	-5.13%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	80	10.000566	10.297620	970	0.68%	1.00%	1.80%	-1.16%	-0.35%
Stock Index Fund, Inc.	1,054	9.011037	9.348467	12,123	1.59%	1.00%	2.00%	-0.41%	0.61%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	27	12.421335	12.692241	348	0.00%	1.40%	1.70%	-9.35%	-9.07%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	21	9.739059	10.103800	202	0.35%	1.00%	2.00%	-1.80%	-0.80%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	3,337	0.941519	0.977671	3,279	0.01%	1.00%	2.00%	-2.08%	-1.02%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	52	14.193425	14.743969	762	1.53%	1.40%	1.80%	6.79%	7.22%
DWS Variable Series II—Class A:
Global Thematic VIP	5	7.066304	7.266484	36	0.66%	1.00%	1.75%	-15.88%	-15.24%
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	3	9.996071	10.123811	30	0.41%	1.00%	1.75%	-7.97%	-7.27%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,134	9.470330	9.916077	10,976	1.07%	0.75%	2.00%	-2.87%	-1.63%
Ibbotson Conservative ETF Asset Allocation Portfolio	385	10.393304	10.687410	4,073	1.39%	1.00%	1.75%	1.34%	2.11%
Ibbotson Growth ETF Asset Allocation Portfolio	2,264	9.003059	9.257959	20,556	1.22%	1.00%	1.75%	-5.36%	-4.64%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	652	9.885883	10.255900	6,599	0.89%	1.00%	2.00%	-0.93%	0.08%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	18	14.894612	15.199827	278	0.74%	1.00%	1.75%	-5.44%	-4.72%
Franklin U.S. Government Fund	185	11.225140	11.629261	2,113	3.08%	1.00%	1.95%	3.62%	4.63%
Mutual Global Discovery Securities Fund	43	12.434418	12.706501	542	2.39%	1.00%	1.80%	-4.70%	-3.93%
Mutual Shares Securities Fund	179	8.629484	8.952592	1,584	2.52%	1.00%	2.00%	-3.02%	-2.03%
Templeton Foreign Securities Fund	71	7.748083	7.967486	560	1.96%	1.00%	1.75%	-12.20%	-11.53%
Templeton Global Bond Securities Fund	125	12.268213	12.536660	1,551	4.83%	1.00%	1.80%	-2.65%	-1.86%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	31	10.445717	10.689653	330	0.99%	1.40%	1.80%	-1.86%	-1.46%
Dividend Growth Fund (*)	20	9.118557	9.137312	182	0.00%	1.40%	1.70%	-8.81%	-8.63%
Global Health Care Fund	56	13.973590	14.377929	802	0.00%	1.40%	1.70%	2.19%	2.50%
Small Cap Equity Fund	141	10.385160	10.693710	1,438	0.00%	1.00%	1.80%	-2.51%	-1.72%
Van Kampen Comstock Fund (*)	276	8.862432	8.923392	2,458	0.00%	1.00%	2.00%	-11.38%	-10.77%
Van Kampen U.S. Mid Cap Value Portfolio	160	9.835346	10.203632	2,523	0.73%	1.00%	2.00%	-1.09%	-0.09%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	161	7.383254	7.602681	1,210	4.09%	1.00%	1.80%	-8.40%	-7.66%
Government Securities Fund	65	12.841949	13.213424	846	3.17%	1.40%	1.70%	5.81%	6.13%
International Growth Fund	119	8.266987	8.576550	1,007	0.86%	1.00%	2.00%	-8.85%	-7.92%
Mid Cap Core Equity Fund	90	9.313688	9.662443	1,062	0.09%	1.00%	2.00%	-8.37%	-7.44%
Utilities Fund	78	17.470576	17.883532	1,393	3.06%	1.40%	1.70%	14.18%	14.53%
Janus Aspen Series—Service Shares:
Balanced Portfolio	361	10.770796	11.090608	4,768	2.50%	1.00%	1.80%	-0.47%	0.34%
Enterprise Portfolio	69	9.357667	9.708206	952	0.00%	1.00%	2.00%	-3.62%	-2.63%
Janus Portfolio	181	8.704766	9.030733	1,883	0.42%	1.00%	2.00%	-7.43%	-6.48%
Overseas Portfolio	763	6.623595	6.871767	6,723	0.41%	1.00%	2.00%	-33.69%	-33.01%
Worldwide Portfolio	13	10.582833	10.889172	140	0.51%	1.40%	1.70%	-15.45%	-15.19%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	67	10.695756	11.095922	812	3.41%	1.00%	2.00%	3.54%	4.59%
Mid Cap Growth Portfolio	101	10.155422	10.457165	1,068	0.34%	1.00%	1.80%	-8.79%	-8.05%
U.S. Real Estate Portfolio	135	22.223968	23.086338	3,114	0.87%	1.40%	1.80%	4.02%	4.44%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	137	9.206529	9.467249	1,776	0.36%	1.00%	1.75%	-4.77%	-4.05%
Small-Cap Growth Portfolio	17	11.320089	11.647675	202	0.00%	1.40%	1.70%	-2.74%	-2.44%
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	93	7.554273	7.768147	978	2.17%	1.00%	1.75%	-1.37%	-0.62%
Capital Appreciation Fund	309	8.204908	8.512192	2,796	0.10%	1.00%	2.00%	-3.34%	-2.36%
Global Securities Fund	151	8.693508	8.951832	2,005	1.03%	1.00%	1.80%	-10.17%	-9.44%
Main Street Fund	191	8.958107	9.293574	1,939	0.52%	1.00%	2.00%	-2.30%	-1.31%
Main Street Small & Mid Cap Fund	151	10.081174	10.458794	2,407	0.39%	1.00%	2.00%	-4.33%	-3.36%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	162	11.616474	12.051119	2,258	7.21%	1.00%	2.00%	1.30%	2.33%
Real Return Portfolio	556	11.962934	12.410444	7,659	2.09%	1.00%	2.00%	9.45%	10.57%
Total Return Portfolio	796	12.002816	12.451883	10,446	2.67%	1.00%	2.00%	1.54%	2.58%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	55	13.589094	13.982274	764	0.00%	1.40%	1.70%	-8.15%	-7.87%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	10.056222	10.340842	246	1.51%	1.00%	1.75%	-0.21%	0.55%
2025 ETF Fund	22	9.539855	9.809874	205	1.42%	1.00%	1.75%	-1.49%	-0.74%
2035 ETF Fund	20	8.951236	9.204655	169	1.15%	1.00%	1.75%	-3.40%	-2.66%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010					Year Ended December 31, 2010
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	59	$6.470723	$6.609293	$388	3.06%	1.00%	1.80%	2.42%	3.26%
American Century Variable Portfolios—Class I:
Vista Fund	134	8.277643	8.447685	1,459	0.00%	1.00%	1.75%	21.72%	22.65%
American Century Variable Portfolios—Class II:
Large Company Value Fund	78	8.379646	8.551779	731	1.40%	1.00%	1.75%	8.86%	9.69%
Mid Cap Value Fund	64	11.323945	11.556464	830	2.09%	1.00%	1.75%	16.90%	17.79%
Ultra Fund	17	10.162319	10.320486	180	0.30%	1.40%	1.65%	13.91%	14.20%
Calamos Advisors Trust:
Growth and Income Portfolio	170	10.779388	11.000721	1,813	1.97%	1.00%	1.75%	9.64%	10.48%
Davis Variable Account Fund, Inc.:
Value Portfolio	439	8.666676	8.893019	3,835	1.61%	1.00%	1.95%	10.57%	11.64%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	82	10.126186	10.334125	1,003	0.61%	1.00%	1.75%	12.54%	13.40%
Stock Index Fund, Inc.	1,081	9.047928	9.292102	12,924	1.57%	1.00%	2.00%	12.25%	13.39%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	34	13.617148	13.958169	475	0.00%	1.40%	1.80%	27.60%	28.11%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	22	9.917702	10.185373	211	0.64%	1.00%	2.00%	24.41%	25.68%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	3,644	0.962210	0.987722	3,657	0.02%	1.00%	1.95%	-1.99%	-1.00%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	52	13.291456	13.751185	718	1.87%	1.40%	1.80%	12.98%	13.43%
DWS Variable Series II—Class A:
Global Thematic VIP	4	8.400455	8.573022	34	0.65%	1.00%	1.75%	11.67%	12.52%
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP (*)	1	10.861584	10.917154	8	0.00%	1.00%	1.75%	8.62%	9.17%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	993	9.784589	10.080308	9,832	0.74%	0.75%	1.85%	9.57%	10.79%
Ibbotson Conservative ETF Asset Allocation Portfolio	301	10.255725	10.466234	3,121	1.30%	1.00%	1.75%	4.52%	5.32%
Ibbotson Growth ETF Asset Allocation Portfolio	2,013	9.513007	9.708368	19,242	0.72%	1.00%	1.75%	11.87%	12.72%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	585	10.041865	10.248024	5,939	0.53%	1.00%	1.75%	6.97%	7.79%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	8	15.751718	15.952883	130	0.89%	1.00%	1.75%	25.98%	26.94%
Franklin U.S. Government Fund	131	10.832468	11.115070	1,442	3.20%	1.00%	1.95%	3.23%	4.23%
Mutual Global Discovery Securities Fund	23	13.059139	13.226029	299	1.58%	1.00%	1.75%	10.00%	10.84%
Mutual Shares Securities Fund	107	8.897999	9.138067	967	1.44%	1.00%	2.00%	8.97%	10.08%
Templeton Foreign Securities Fund	66	8.936391	9.005516	600	1.63%	1.00%	1.80%	6.46%	7.32%
Templeton Global Bond Securities Fund	45	12.602330	12.774265	572	0.95%	1.00%	1.80%	12.39%	13.30%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	36	10.643531	10.848006	395	0.96%	1.40%	1.80%	7.59%	8.02%
Global Health Care Fund	58	13.674634	14.027646	815	0.00%	1.40%	1.70%	3.50%	3.82%
Small Cap Equity Fund	101	10.652494	10.880488	1,046	0.00%	1.00%	1.80%	26.23%	27.25%
Van Kampen U.S. Mid Cap Value Portfolio	150	9.944060	10.212394	2,489	0.93%	1.00%	2.00%	19.80%	21.02%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	128	8.060636	8.233218	1,045	5.43%	1.00%	1.80%	15.13%	16.07%
Government Securities Fund	84	12.137272	12.450523	1,041	4.39%	1.40%	1.70%	3.32%	3.63%
International Growth Fund	60	9.069558	9.314225	554	1.83%	1.00%	2.00%	10.36%	11.48%
Mid Cap Core Equity Fund	62	10.164508	10.438767	871	0.33%	1.00%	2.00%	11.50%	12.64%
Utilities Fund	80	15.300605	15.614793	1,241	3.22%	1.40%	1.70%	4.21%	4.52%
Janus Aspen Series—Service Shares:
Balanced Portfolio	302	15.720479	11.052679	4,206	2.61%	1.00%	1.80%	6.17%	7.04%
Enterprise Portfolio	61	9.708680	9.970796	888	0.00%	1.00%	2.00%	23.01%	24.27%
Janus Portfolio	172	9.402980	9.656721	2,151	0.37%	1.00%	2.00%	11.97%	13.12%
Overseas Portfolio	619	9.989001	10.258563	8,742	0.55%	1.00%	2.00%	22.52%	23.77%
Worldwide Portfolio	13	12.516371	12.839573	165	0.47%	1.40%	1.70%	13.56%	13.90%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	84	10.330062	10.608601	982	5.85%	1.00%	2.00%	5.00%	6.07%
Mid Cap Growth Portfolio	81	11.797164	11.372385	933	0.00%	1.00%	1.80%	29.94%	30.99%
U.S. Real Estate Portfolio	151	21.365561	22.104864	3,323	2.16%	1.40%	1.80%	27.63%	28.15%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	141	9.667942	9.866519	1,998	0.32%	1.00%	1.75%	16.86%	17.75%
Small-Cap Growth Portfolio	20	11.638908	11.939400	239	0.00%	1.40%	1.70%	17.58%	17.94%
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	105	11.052216	7.816423	1,127	1.12%	1.00%	1.80%	10.65%	11.55%
Capital Appreciation Fund	256	8.488664	8.717787	2,471	0.00%	1.00%	2.00%	6.96%	8.05%
Global Securities Fund	120	18.821424	9.884958	1,858	1.10%	1.00%	1.80%	13.62%	14.55%
Main Street Fund	132	9.169411	9.416867	1,372	0.75%	1.00%	2.00%	13.51%	14.67%
Main Street Small Cap Fund	141	10.537658	10.822114	2,378	0.38%	1.00%	2.00%	20.60%	21.82%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	89	11.467345	11.776522	1,319	7.42%	1.00%	2.00%	12.22%	13.36%
Real Return Portfolio	442	10.939102	11.224463	5,865	1.44%	1.00%	1.95%	6.00%	7.03%
Total Return Portfolio	721	11.820199	12.138890	9,432	2.59%	1.00%	2.00%	5.96%	7.04%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	58	14.794413	15.176287	872	0.00%	1.40%	1.70%	9.32%	9.65%
Wilshire Variable Insurance Trust:
2015 ETF Fund	26	10.077834	10.284702	253	0.71%	1.00%	1.75%	9.58%	10.42%
2025 ETF Fund	14	9.683884	9.882687	132	0.74%	1.00%	1.75%	9.94%	10.78%
2035 ETF Fund	16	9.266038	9.456316	142	0.61%	1.00%	1.75%	10.68%	11.53%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated.The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2009					Year Ended December 31, 2009
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds—Series I Shares:
Core Equity Fund	36	$9.893130	$10.042331	$366	1.96%	1.40%	1.80%	25.99%		26.50%
Global Health Care Fund	60	13.112901	13.511580	814	0.33%	1.40%	1.80%	25.38%		25.89%
Small Cap Equity Fund	87	7.797068	8.550168	707	0.21%	1.00%	1.80%	19.10%		20.07%
AIM Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	65	6.979837	7.093527	460	0.00%	1.00%	1.95%	28.54%		29.79%
Government Securities Fund	104	11.747773	12.014345	1,233	3.98%	1.40%	1.70%	-1.96%		-1.66%
International Growth Fund	41	8.218273	8.354808	337	2.28%	1.00%	2.00%	33.03	% **	33.56%
Mid Cap Core Equity Fund	52	9.115804	9.267259	675	1.18%	1.00%	2.00%	24.74	% **	28.56%
Utilities Fund	83	14.682867	14.938860	1,242	4.33%	1.40%	1.70%	12.66%		13.00%
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	37	6.319785	6.400844	234	1.71%	1.00%	1.75%	32.01%		33.02%
American Century Variable Portfolios—Class I:
Vista Fund	110	9.840471	6.887900	1,006	0.00%	1.00%	1.80%	20.27%		21.25%
American Century Variable Portfolios—Class II:
Large Company Value Fund	60	7.697617	7.796256	527	4.45%	1.00%	1.75%	17.81%		18.71%
Mid Cap Value Fund	48	9.687193	9.811271	540	3.22%	1.00%	1.75%	27.53%		28.50%
Ultra Fund	16	8.921347	9.037277	141	0.16%	1.40%	1.65%	32.30%		32.64%
Calamos Advisors Trust:
Growth and Income Portfolio	144	9.831745	9.957634	1,389	2.53%	1.00%	1.75%	36.98%		38.03%
Davis Variable Account Fund, Inc.:
Value Portfolio	275	7.838409	7.966007	2,159	1.28%	1.00%	1.95%	28.60%		29.84%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	54	8.997699	9.112949	621	0.59%	1.00%	1.75%	31.11%		32.11%
Stock Index Fund, Inc.	906	8.060648	8.194625	10,130	1.66%	1.00%	2.00%	27.61	% **	24.78%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	31	10.727576	10.895130	337	0.46%	1.40%	1.70%	54.99%		55.46%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	9	8.001784	8.104363	70	0.63%	1.00%	1.75%	32.96%		33.97%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,217	0.981785	0.997746	2,284	0.13%	1.00%	1.95%	-1.84%		-0.88%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	51	11.764922	12.122559	620	2.14%	1.40%	1.80%	20.03%		20.52%
DWS Variable Series II—Class A:
Global Thematic VIP	2	7.522745	7.619166	17	0.88%	1.00%	1.75%	41.31%		42.39%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	797	8.930171	9.098203	7,163	0.97%	0.75%	1.85%	17.31%		18.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	258	9.812406	9.937960	2,553	0.85%	1.00%	1.75%	6.37%		7.19%
Ibbotson Growth ETF Asset Allocation Portfolio	1,693	8.503536	8.612471	14,406	1.02%	1.00%	1.75%	22.47%		23.40%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	494	9.387505	9.507678	4,670	1.04%	1.00%	1.75%	11.31%		12.16%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund (*)	2	12.503298	12.567145	19	0.10%	1.00%	1.75%	25.03	% **	25.67	% **
Franklin U.S. Government Fund	74	10.493454	10.663899	781	3.25%	1.00%	1.95%	1.09%		2.06%
Mutual Global Discovery Securities Fund (*)	7	11.871802	11.932491	85	0.45%	1.00%	1.75%	18.72	% **	19.32 *	% *
Mutual Shares Securities Fund	91	8.165325	8.300977	746	1.61%	1.00%	2.00%	24.46	% **	24.79%
Templeton Foreign Securities Fund	46	8.284897	8.391002	387	2.37%	1.00%	1.75%	34.65%		35.67%
Templeton Global Bond Securities Fund (*)	10	11.216863	11.274241	112	0.35%	1.00%	1.75%	12.17	% **	12.74 *	% *
Janus Aspen Series—Service Shares:
Balanced Portfolio	244	14.806427	10.325953	3,350	2.83%	1.00%	1.80%	23.32%		24.33%
Enterprise Portfolio	62	7.892488	8.023770	757	0.00%	1.00%	2.00%	29.78	% **	43.00%
Janus Portfolio	175	8.397398	8.536954	1,959	0.33%	1.00%	2.00%	28.57	% **	34.65%
Overseas Portfolio	473	8.152962	8.288537	5,673	0.41%	1.00%	2.00%	44.23	% **	77.28%
Worldwide Portfolio	14	11.021983	11.272269	153	1.22%	1.40%	1.70%	35.07%		35.48%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	147	13.422253	8.379171	1,846	1.19%	1.00%	1.80%	27.17%		28.21%
Small-Cap Growth Portfolio	19	9.898718	10.123469	193	0.00%	1.40%	1.70%	20.67%		21.04%
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	99	9.988388	7.007018	953	0.00%	1.00%	1.80%	19.41%		20.38%
Capital Appreciation Fund	181	7.936138	8.068067	1,688	0.00%	1.00%	2.00%	29.75	% **	42.71%
Global Securities Fund	98	16.564900	8.629610	1,424	1.72%	1.00%	1.80%	36.85%		37.96%
Main Street Fund	96	9.377848	8.212236	899	1.45%	1.00%	1.80%	25.69%		26.72%
Main Street Small Cap Fund	125	8.738019	8.883329	1,785	0.56%	1.00%	2.00%	25.34	% **	35.51%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	78	10.218999	10.388554	1,113	9.46%	1.00%	2.00%	29.88	% **	39.03%
Real Return Portfolio	380	10.319650	10.487255	4,913	3.00%	1.00%	1.95%	16.09%		17.21%
Total Return Portfolio	457	11.155822	11.340888	5,827	5.02%	1.00%	2.00%	8.19	% **	12.93%
Rydex Variable Trust:
All-Cap Opportunity Fund	56	13.533244	13.840415	771	0.09%	1.40%	1.70%	25.13%		25.51%
Van Kampen—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	83	9.837953	10.001181	930	9.09%	1.00%	2.00%	6.45	% **	8.55%
Mid Cap Growth Portfolio	35	9.079173	8.681640	307	0.00%	1.00%	1.80%	54.82%		56.08%
U.S. Mid Cap Value Portfolio	125	16.392156	8.438627	1,863	1.12%	1.00%	1.80%	36.70%		37.81%
U.S. Real Estate Portfolio	157	16.740693	17.249879	2,711	2.72%	1.40%	1.80%	26.04%		26.56%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	9.196467	9.314180	221	3.96%	1.00%	1.75%	18.26%		19.16%
2025 ETF Fund	9	8.808543	8.921314	76	2.44%	1.00%	1.75%	18.35%		19.26%
2035 ETF Fund	13	8.371790	8.479013	103	1.26%	1.00%	1.75%	18.77%		19.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.
(**)	Return data from May 1, 2009 (commencement of operations) to December 31, 2009.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2008					Year Ended December 31, 2008
Subaccount	Units (00 0s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds—Series I Shares:
Core Equity Fund	32	$7.852466	$7.938572	$251	2.12%	1.40%	1.80%	-31.40%		-31.12%
Global Health Care Fund	66	10.458720	10.733033	707	0.00%	1.40%	1.80%	-29.91%		-29.62%
Small Cap Equity Fund	63	6.546427	7.120692	421	0.00%	1.00%	1.80%	-32.55%		-28.79	%*
AIM Variable Insurance Funds—Series II Shares:
Global Real Estate Fund (**)	16	5.429994	5.465460	87	10.88%	1.00%	1.95%	-45.70	%*	-45.35	%*
Government Securities Fund	139	11.904572	12.216679	1,677	5.16%	1.40%	1.80%	9.96%		10.41%
International Growth Fund (**)	0	6.223396	6.255352	1	0.93%	1.00%	1.75%	-37.77	%*	-37.45	%*
Mid Cap Core Equity Fund	30	7.171892	7.208720	351	1.45%	1.00%	1.75%	-28.28	%*	-27.91	%*
Utilities Fund	84	13.033041	13.219963	1,104	2.13%	1.40%	1.70%	-33.66%		-33.46%
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio (**)	6	4.787477	4.812121	27	0.00%	1.00%	1.75%	-52.13	%*	-51.88	%*
American Century Variable Portfolios—Class I:
Vista Fund	76	8.182309	5.680969	602	0.00%	1.00%	1.80%	-49.55%		-43.19	%*
American Century Variable Portfolios—Class II:
Large Company Value Fund	49	6.533709	6.567284	376	2.32%	1.00%	1.75%	-34.66	%*	-34.33	%*
Mid Cap Value Fund	25	9.475791	7.635021	238	0.06%	1.00%	1.80%	-25.87%		-23.65	%*
Ultra Fund	14	6.743089	6.813422	96	0.00%	1.40%	1.65%	-42.61%		-42.47%
Calamos Advisors Trust:
Growth and Income Portfolio	158	6.960236	7.214261	1,111	1.71%	1.00%	1.80%	-32.97%		-27.86	%*
Davis Variable Account Fund, Inc.:
Value Portfolio	77	6.095247	6.135020	461	2.23%	1.00%	1.95%	-39.05	%*	-38.65	%*
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	47	6.862957	6.898203	421	0.44%	1.00%	1.75%	-31.37	%*	-31.02	%*
Stock Index Fund, Inc.	617	6.524462	6.567000	5,996	1.70%	1.00%	1.95%	-34.76	%*	-34.33	%*
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	24	6.921463	7.008211	170	0.00%	1.40%	1.70%	-42.19%		-42.01%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	4	6.018251	6.049206	24	0.55%	1.00%	1.75%	-39.82	%*	-39.51	%*
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,140	1.000203	1.006613	2,253	1.75%	1.00%	1.95%	0.02	%*	0.66	%*
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	48	9.801722	10.058744	476	1.71%	1.40%	1.80%	-30.99%		-30.71%
DWS Variable Series II—Class A:
Global Thematic VIP (**)	1	5.323694	5.351076	3	0.00%	1.00%	1.75%	-46.76	%*	-46.49	%*
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	357	7.617803	7.669871	2,720	0.16%	0.75%	1.75%	-23.82	%*	-23.30	%*
Ibbotson Conservative ETF Asset Allocation Portfolio	101	9.507629	9.271650	941	0.00%	1.00%	1.80%	-7.73%		-7.28	%*
Ibbotson Growth ETF Asset Allocation Portfolio	523	6.943526	6.979180	3,593	0.20%	1.00%	1.75%	-30.56	%*	-30.21	%*
Ibbotson Income and Growth ETF Asset Allocation Portfolio	143	8.433410	8.476642	1,211	0.00%	1.00%	1.75%	-15.67	%*	-15.23	%*
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin U.S. Government Fund (**)	10	10.380789	10.448171	105	0.05%	1.00%	1.95%	3.81	%*	4.48	% *
Mutual Shares Securities Fund (**)	29	6.618078	6.652059	190	0.10%	1.00%	1.75%	-33.82	%*	-33.48	%*
Templeton Foreign Securities Fund	36	6.153120	6.184704	228	3.41%	1.00%	1.75%	-38.47	%*	-38.15	%*
Janus Aspen Series—Service Shares:
Balanced Portfolio	179	12.006206	8.305469	2,150	2.47%	1.00%	1.80%	-17.58%		-16.95	%*
International Growth Portfolio	215	4.644991	4.675330	1,845	2.53%	1.00%	1.95%	-53.55	%*	-53.25	%*
Large Cap Growth Portfolio	74	6.307491	6.339912	648	0.65%	1.00%	1.75%	-36.93	%*	-36.60	%*
Mid Cap Growth Portfolio	33	12.235497	5.611013	325	0.07%	1.00%	1.80%	-44.87%		-43.89	%*
Worldwide Growth Portfolio	14	8.160287	8.320213	113	1.01%	1.40%	1.70%	-45.75%		-45.58%
Neuberger Berman Advisors Management Trust—Class S:
Guardian Portfolio	98	10.554314	6.535544	1,030	0.00%	1.00%	1.80%	-38.50%		-34.64	%*
Small-Cap Growth Portfolio	20	8.203333	8.364074	166	0.74%	1.40%	1.70%	-40.51%		-40.33%
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	81	8.364761	5.820592	676	2.86%	1.00%	1.80%	-44.64%		-41.79	%*
Capital Appreciation Fund	64	5.616786	5.653452	509	0.00%	1.00%	1.95%	-43.83	%*	-43.47	%*
Global Securities Fund	74	12.104769	6.255104	844	1.24%	1.00%	1.80%	-41.41%		-37.45	%*
Main Street Fund	74	7.461033	6.480853	562	1.25%	1.00%	1.80%	-39.74%		-35.19	%*
Main Street Small Cap Fund	93	11.273235	6.555295	1,052	0.28%	1.00%	1.80%	-39.13%		-34.45	%*
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	52	7.434006	7.472104	618	8.44%	1.00%	1.75%	-25.66	%*	-25.28	%*
Real Return Portfolio	309	8.889573	8.947331	3,655	4.12%	1.00%	1.95%	-11.10	%*	-10.53	%*
Total Return Portfolio	282	9.977449	10.042223	3,511	5.31%	1.00%	1.95%	-0.23	%*	0.42	%*
Rydex Variable Trust:
Sector Rotation Fund	53	10.815258	11.027126	581	0.00%	1.40%	1.70%	-41.75%		-41.57%
Van Kampen—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	83	9.166620	9.213551	873	8.31%	1.00%	1.75%	-8.33	%*	-7.86	%*
Mid Cap Growth Portfolio	15	5.533710	5.562187	87	1.15%	1.00%	1.75%	-44.66	%*	-44.38	%*
U.S. Mid Cap Value Portfolio	97	6.091834	6.123166	1,159	0.72%	1.00%	1.75%	-39.08	%*	-38.77	%*
U.S. Real Estate Portfolio	175	13.281890	13.630311	2,379	3.10%	1.40%	1.80%	-39.02%		-38.77%
Wilshire Variable Insurance Trust:
2015 Moderate Fund	14	7.776667	7.816555	106	2.34%	1.00%	1.75%	-22.23	%*	-21.83	%*
2025 Moderate Fund	6	7.442562	7.480747	41	2.49%	1.00%	1.75%	-25.57	%*	-25.19	%*
2035 Moderate Fund	9	7.048757	7.084940	57	1.91%	1.00%	1.75%	-29.51	%*	-29.15	%*

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*)	Return data from May 1, 2008 (commencement of operations) to December 31, 2008.
(**)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2012, 2011 and 2010

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2012 and 2011, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note B to the financial statements, in connection with implementing a new accounting standard in 2012, the Company retrospectively changed its method of accounting for costs associated with issuing or renewing insurance contracts.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
		2011
	2012	(as adjusted)
ASSETS
Invested assets:
Fixed maturities- available for sale - at fair value (amortized cost - $1,990,290 and $1,849,052)	$2,179,584	$1,967,849
Equity securities - at fair value
Common stocks (cost - $542 and $3,079)	640	7,808
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,060	998
Policy loans	60,210	59,870
Cash and cash equivalents	26,611	23,805

Total cash and investments	2,268,105	2,060,330

Accrued investment income	22,239	21,646
Unamortized insurance acquisition costs, net	67,261	121,171
Other assets	16,629	11,183
Variable annuity assets (separate accounts)	579,688	548,311

Total assets	$2,953,922	$2,762,641

LIABILITIES
Annuity benefits accumulated	$2,015,833	$1,913,496
Current federal income tax payable to affiliate	1,521	5,774
Deferred federal income tax liability	54,949	42,325
Other liabilities	10,092	3,738
Variable annuity liabilities (separate accounts)	579,688	548,311

Total liabilities	2,662,083	2,513,644

STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	51,179	28,396
Accumulated other comprehensive income, net of tax	61,251	41,192

Total stockholder’s equity	291,839	248,997

Total liabilities and stockholder’s equity	$2,953,922	$2,762,641

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Revenues:
Net investment income	$113,206	$109,719	$102,077
Realized gains (losses) on securities (*)	10,648	(1,050)	199
Annuity policy charges	15,065	15,714	14,585
Other income	1,301	1,250	1,260

Total revenues	140,220	125,633	118,121

Cost and expenses:
Annuity benefits	52,733	67,851	49,811
Insurance acquisition expenses, net	35,611	30,841	25,072
Other operating and general expenses	18,131	16,705	21,799

Total costs and expenses	106,475	115,397	96,682

Operating earnings before income taxes	33,745	10,236	21,439
Provision for income tax expense	10,962	2,833	7,295

Net earnings	$22,783	$7,403	$14,144

(*) Consists of the following:

Realized gains before impairments	$11,003	$2,090	$3,630

Losses on securities with impairment	(403)	(1,225)	(1,827)
Non-credit portion of impairment recognized in other comprehensive income (loss)	48	(1,915)	(1,604)

Impairment charges recognized in earnings	(355)	(3,140)	(3,431)

Total realized gains (losses) on securities	$10,648	$(1,050)	$199

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Comprehensive Income:
Net earnings	$22,783	$7,403	$14,144
Change in net unrealized gains during the year, net of tax	20,059	8,675	27,321

Comprehensive income	$42,842	$16,078	$41,465

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$28,396	$20,993	$24,047
Cumulative effect of accounting change, net of tax	—	—	(17,198)

Balance at beginning of year, as adjusted	28,396	20,993	6,849
Net earnings	22,783	7,403	14,144

Balance at end of year	$51,179	$28,396	$20,993

Accumulated other comprehensive income, net of tax:
Balance at beginning of year	$41,192	$32,517	$4,874
Cumulative effect of accounting change, net of tax	—	—	322

Balance at beginning of year, as adjusted	41,192	32,517	5,196
Change in net unrealized gains on securities, net of tax	20,059	8,675	27,321

Balance at end of year	$61,251	$41,192	$32,517

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Operating Activities:
Net earnings	$22,783	$7,403	$14,144
Adjustments:
Benefits to annuity policyholders	52,733	67,851	49,811
Amortization of insurance acquisition costs	30,729	26,754	21,374
Depreciation and amortization	(6,005)	(7,049)	(7,496)
Realized (gains) losses on investments, net	(10,648)	1,050	(199)
Change in:
Insurance acquisition costs, net	(13,068)	(15,986)	(22,732)
Accrued investment income	(593)	(1,199)	(3,837)
Payable to affiliates, net	(2,428)	(4,473)	10,810
Other liabilities	1,661	2,314	(2,053)
Other assets	(78)	100	4,984
Other, net	(47)	(323)	(251)

Net cash provided by operating activities	75,039	76,442	64,555

Investing Activities:
Purchases of:
Fixed maturities	(320,827)	(316,926)	(464,963)
Equity securities	(498)	—	(1,000)
Proceeds from:
Maturities and redemptions of fixed maturities	158,388	122,775	117,247
Sales of fixed maturities	34,998	56,621	53,390
Sales of equity maturities	10,971	3,000	1,653
Increase in policy loans, net	(340)	(754)	(4,133)

Net cash used in investing activities	(117,308)	(135,284)	(297,806)

Financing Activities:
Annuity receipts	267,760	301,121	351,865
Annuity surrenders, benefits and withdrawals	(258,743)	(273,276)	(222,360)
Net transfers from variable annuity assets	36,058	39,253	7,277

Net cash provided by financing activities	45,075	67,098	136,782

Net increase (decrease) in cash and cash equivalents	2,806	8,256	(96,469)
Beginning cash and cash equivalents	23,805	15,549	112,018

Ending cash and cash equivalents	$26,611	$23,805	$15,549

See accompanying notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.

B.	SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

FAIR VALUE MEASUREMENTS

Effective January 1, 2012, AFG prospectively adopted Accounting Standard Update (“ASU”) 2011-04 which clarifies the application of existing fair value measurement and amends certain disclosure requirements. Disclosures required by the guidance are included in Note C. The impact of adoption was not material to AILIC’s results of operations or financial position.

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2012 or 2011.

New accounting guidance adopted by AILIC on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values was required beginning in 2011.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

Effective January 1, 2012, AILIC retrospectively adopted ASU 2010-26 that addresses which costs related to issuing or renewing insurance contracts qualify for deferral. To qualify for deferral, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of the new standard.

The impact of adoption on amounts previously reported is shown in the table below (in thousands).

	December 31,
	2011	2010
Unamortized insurance acquisition costs, net
As previously reported	$143,408
As adjusted	121,171

Deferred federal income tax liability
As previously reported	$50,107
As adjusted	42,325

Shareholder’s equity
As previously reported	$263,452
As adjusted	248,997

Net earnings
As previously reported	$7,835	$16,630
As adjusted	7,403	14,144

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE ACQUISTION COSTS AND EXPENSES (CONTINUED)

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to annuities is also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized. AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

OTHER COMPREHENSIVE INCOME

Effective January 1, 2012, AILIC retrospectively adopted ASU 2011-05, which eliminates the option to report other comprehensive income in the Statement of Changes in Stockholder’s Equity. As permitted by the standard, comprehensive income is presented herein in a separate statement immediately following the Statement of Earnings. This new presentation does not change the measurement of net earnings or other comprehensive income, and accordingly, had no impact on AILIC’s results of operations or financial position.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as the fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured and carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
2012
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$5,611	$6,657	$—	$12,268
States, municipalities and political subdivisions	—	249,639	—	249,639
Residential MBS	—	312,225	26,699	338,924
Commercial MBS	—	315,205	1,198	316,403
Corporate and other	—	1,241,399	20,951	1,262,350
Equity securities:
Common stocks	640	—	—	640
Perpetual preferred stocks	—	1,060	—	1,060
Separate account assets (a)	—	579,688	—	579,688
Other assets	—	8,812	4,467	13,279

Total assets accounted for at fair value	$6,251	$2,714,685	$53,315	$2,774,251

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$38,733	$38,733

	$—	$—	$38,733	$38,733

	Level 1	Level 2	Level 3	Total
2011
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$7,593	$6,968	$—	$14,561
States, municipalities and political subdivisions	—	163,491	—	163,491
Residential MBS	—	283,419	34,938	318,357
Commercial MBS	—	307,553	1,109	308,662
Corporate and other	—	1,133,490	29,288	1,162,778
Equity securities:
Common stocks	7,808	—	—	7,808
Perpetual preferred stocks	998	—	—	998
Separate account assets (a)	—	548,311	—	548,311
Other assets	—	5,658	3,650	9,308

Total assets accounted for at fair value	$16,399	$2,448,890	$68,985	$2,534,274

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$35,861	$35,861

	$—	$—	$35,861	$35,861

(a)	Separate account liabilities equal the fair value for separate account assets.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

During 2012 and 2011, there were no significant transfers between Level 1 and Level 2. Less than 2% of the December 31, 2012 total assets accounted for at fair value were Level 3 assets. Approximately 52% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Internally developed Level 3 asset fair values represent less than 2% of the total assets measured at fair value.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $38.7 million at December 31, 2012. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

Unobservable Input	Range
Adjustment for credit risk	0.45% - 2.05% over the risk free rate
Risk margin for uncertanty in cash flows	0.4% reduction in the discount rate
Surrenders	4% - 20% of indexed account value
Partial surrenders	2% - 5% of indexed account value
Deaths	0.5% - 1% of indexed account value
Budgeted option costs	2.5% - 4% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed indexed annuity products with an expected range of 5% to 12% in the majority of future calendar years (4% - 20% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2012, 2011, and 2010 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2011	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2012
Fixed maturities available for sale:
States, municipalities and political subdivisions	$—	$25	$64	$1,466	$—	$—	$(1,555)	$—
Residential MBS	34,938	527	678	4,534	(3,681)	5,473	(15,770)	26,699
Commercial MBS	1,109	(74)	163	—	—	—	—	1,198
Corporate and other	29,288	93	1,611	980	(1,943)	2,023	(11,101)	20,951
Other assets	3,650	193	—	916	(292)	—	—	4,467
Embedded derivatives	35,861	(99)	—	5,067	(2,096)	—	—	38,733

		Total realized/unrealized gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2010	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2011
Fixed maturities available for sale:
Residential MBS	$39,081	$331	$(1,039)	$1,959	$(4,711)	$4,090	$(4,773)	$34,938
Commercial MBS	—	(9)	(45)	1,163	—	—	—	1,109
Corporate and other	19,023	85	571	6,855	(968)	10,091	(6,369)	29,288
Other assets	—	—	—	3,650	—	—	—	3,650
Embedded derivatives	21,527	11,730	—	4,278	(1,674)	—	—	35,861

		Total realized/unrealized gains (losses) included in
			Other	Purchases,
	Balance at	Net	comp.	sales,		Transfer	Transfer	Balance at
	December 31,	earnings	income	issuances and		into	out of	December 31,
	2009	(loss)	(loss)	settlements		Level 3	Level 3	2010
Fixed maturities available for sale:
Residential MBS	$55,365	$790	$3,675	$1,444		$4,396	$(26,589)	$39,081
Corporate and other	16,477	448	965	2,368		1,545	(2,780)	19,023
Embedded derivatives	16,528	1,040	—	3,959		—	—	21,527

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands).

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2012
Financial assets:
Policy loans	$60,210	$60,210	$—	$—	$60,210
Cash and cash equivalents	26,611	26,611	26,611	—	—

Total financial assets not accounted for at fair value	$86,821	$86,821	$26,611	$—	$60,210

Financial liabilities:
Annuity benefits accumulated*	$1,968,692	$2,004,648	$—	$—	$2,004,648

Total financial liabilities not accounted for at fair value	$1,968,692	$2,004,648	$—	$—	$2,004,648

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2011
Financial assets:
Policy loans	$59,870	$59,870	$—	$—	$59,870
Cash and cash equivalents	23,805	23,805	23,805	—	—

Total financial assets not accounted for at fair value	$83,675	$83,675	$23,805	$—	$59,870

Financial liabilities:
Annuity benefits accumulated*	$1,870,458	$1,851,753	$—	$—	$1,851,753

Total financial liabilities not accounted for at fair value	$1,870,458	$1,851,753	$—	$—	$1,851,753

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2012
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,994	$12,268	$1,274	$—
States, municipalities and political subdivisions	228,579	249,639	21,536	(476)
Residential MBS	318,886	338,924	24,857	(4,819)
Commercial MBS	278,383	316,403	38,038	(18)
Corporate and other	1,153,448	1,262,350	109,439	(537)

Total fixed maturities	$1,990,290	$2,179,584	$195,144	$(5,850)

Common stocks	$542	$640	$98	$—

Perpetual preferred stocks	$1,000	$1,060	$60	$—

	2011
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$13,206	$14,561	$1,355	$—
States, municipalities and political subdivisions	146,036	163,491	17,455	—
Residential MBS	322,340	318,357	14,164	(18,147)
Commercial MBS	281,838	308,662	27,281	(457)
Corporate and other	1,085,632	1,162,778	83,974	(6,828)

Total fixed maturities	$1,849,052	$1,967,849	$144,229	$(25,432)

Common stocks	$3,079	$7,808	$4,735	$(6)

Perpetual preferred stocks	$1,000	$998	$—	$(2)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative charges taken for residential MBS still owned at December 31, 2012 and 2011, respectively, were $23.8 million and $23.9 million.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011.

	2012
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	476	31,111	98%	—	—	—%
Residential MBS	637	5,572	90%	4,182	38,941	90%
Commercial MBS	18	1,982	99%	—	—	—%
Corporate and other	136	24,425	99%	401	8,223	95%

Total fixed maturities	$1,267	$63,090	98%	$4,583	$47,164	91%

	2011
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	—	—	—%	—	—	—%
Residential MBS	5,561	72,365	93%	12,586	54,198	81%
Commercial MBS	457	15,268	97%	—	—	—%
Corporate and other	3,155	73,983	96%	3,673	36,745	91%

Total fixed maturities	$9,173	$161,616	95%	$16,259	$90,943	85%

Common stocks	$6	$38	86%	$—	$—	—%

Perpetual preferred stocks	$2	$998	100%	$—	$—	—%

At December 31, 2012, the gross unrealized losses on fixed maturities of $5.9 million relate to approximately 159 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 24% of the gross unrealized loss and 67% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

At December 31, 2012, gross unrealized losses on AILIC’s residential MBS represented 82% of the total gross unrealized loss on fixed maturity securities and 91% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (107 securities), approximately 17% of the unrealized losses and 29% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2012, AILIC recorded in earnings $0.6 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2012.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions).

	2012	2011	2010
Balance at January 1	$21.6	$16.5	$9.3
Additional credit impairments on:
Previously impaired securities	0.4	5.4	6.0
Securities without prior impairments	0.2	0.7	1.2
Reductions - disposals	(0.1)	(1.0)	—

Balance at December 31	$22.1	$21.6	$16.5

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2012 (in thousands). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately four years at December 31, 2012.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$111,648	$114,671	5%
After one year through five years	443,758	485,033	22
After five years through ten years	678,546	754,691	35
After ten years	159,069	169,862	8

Subtotal	1,393,021	1,524,257	70
MBS	597,269	655,327	30

Total	$1,990,290	$2,179,584	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2012, U.S. Treasury Notes with a carrying value of $7.8 million were on deposit as required by the insurance departments of various states.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2012 or 2011.

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuities be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities that is included in Accumulated Other Comprehensive Income in AILIC’s Balance Sheet.

	2012
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$189,294	$(66,253)	$123,041
Equity securities	158	(55)	103
Deferred policy acquisition costs	(93,926)	32,874	(61,052)
Annuity benefits accumulated	(1,294)	453	(841)

	$94,232	$(32,981)	$61,251

	2011
	(as adjusted)
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$118,797	$(41,579)	$77,218
Equity securities	4,727	(1,654)	3,073
Deferred policy acquisition costs	(60,048)	21,016	(39,032)
Annuity benefits accumulated	(102)	35	(67)

	$63,374	$(22,182)	$41,192

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total
2012
Realized before impairments	$3,468	$7,934	$(399)	$(3,851)	$7,152
Realized - impairments	(628)	—	273	124	(231)
Change in unrealized	70,497	(4,569)	(35,070)	(10,799)	20,059

2011 (as adjusted)
Realized before impairments	$3,862	$—	$(1,772)	$(732)	$1,358
Realized - impairments	(6,181)	—	3,041	1,099	(2,041)
Change in unrealized	30,785	(1,815)	(15,623)	(4,672)	8,675

2010 (as adjusted)
Realized before impairments	$4,233	$1,072	$(1,675)	$(1,271)	$2,359
Realized - impairments	(7,207)	—	3,776	1,201	(2,230)
Change in unrealized	79,765	3,352	(41,085)	(14,711)	27,321

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2012	2011	2010
Fixed maturities:
Gross gains	$3,874	$4,479	$5,213
Gross losses	(406)	(617)	(980)

Equity securities:
Gross gains	7,934	—	1,072
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2012	2011	2010
Fixed maturities	$109,149	$106,361	$98,322
Equity securities	94	280	297
Short-term investments	8	7	12
Policy loans	4,123	4,028	3,859
Other	354	75	47

Gross investment income	113,728	110,751	102,537
Investment expenses	(522)	(1,032)	(460)

Net investment income	$113,206	$109,719	$102,077

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2012, $0.9 million in 2011, and $0.3 million in 2010.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E.	DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2012		December 31, 2011
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$38,733	$—	$35,861
Equity index call options	Other assets	8,812	—	5,658	—

		$8,812	$38,733	$5,658	$35,861

AILIC’s fixed indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2012, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2012, 2011 and 2010 (in thousands):

	Statement of
Derivative	Earnings Line	2012	2011	2010
Indexed annuities (embedded derivatives)	Annuity benefits	$99	$(11,730)	$(1,040)
Equity index call options	Annuity benefits	5,709	(834)	6,330

		$5,808	$(12,564)	$5,290

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F.	UNAMORTIZED INSURANCE ACQUISITION COSTS

A progression of unamortized insurance acquisition costs, net, is presented below (in thousands):

	Deferred	Sales
	Costs	Inducements	Unrealized	Total
Balance at December 31, 2009, as reported	$183,640	$26,355	$(3,914)	$206,081
Cummulative effect of accounting change	(26,451)	—	496	(25,955)

Adjusted balance at December 31, 2009	$157,189	$26,355	$(3,418)	$180,126

Additions	22,731	6,028	—	28,759
Amortization:				—
Periodic amortization	(21,374)	(4,198)	—	(25,572)
Included in realized gains	1,880	210	—	2,090
Change in unrealized	—	—	(40,995)	(40,995)

Balance at December 31, 2010	$160,426	$28,395	$(44,413)	$144,408

Additions	15,986	4,389	—	20,375
Amortization:				—
Periodic amortization	(26,754)	(2,490)	—	(29,244)
Included in realized gains	1,109	158	—	1,267
Change in unrealized	—	—	(15,635)	(15,635)

Balance at December 31, 2011	$150,767	$30,452	$(60,048)	$121,171

Additions	13,068	3,473	—	16,541
Amortization:				—
Periodic amortization	(30,729)	(5,724)	—	(36,453)
Included in realized gains	(57)	(63)	—	(120)
Change in unrealized	—	—	(33,878)	(33,878)

Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261

G.	STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

			Capital and
Net Income			Surplus
2012	2011	2010	2012	2011
$29,500	$20,575	$13,558	$178,505	$157,358

The maximum amount of dividends that can be paid to stockholders in 2013 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2013 without prior approval is $4.5 million, based on earned surplus. In accordance with statutory restrictions, the Company must meet minimum Risk-Based Capital (“RBC”) levels. At December 31, 2012, the Company exceeded the minimum RBC levels and is well in excess of minimum capital requirements set forth by the Company’s state of domicile.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G.	STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains on available for sale securities, a component of accumulated other comprehensive income, net of tax, included the following for the year ended December 31 (in thousands):

	2012
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$41,506	$(14,526)	$26,980
Realized gains on securities included in earnings	(10,648)	3,727	(6,921)

Change in net unrealized gains on available for sale securities	$30,858	$(10,799)	$20,059

	2011
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$12,297	$(4,304)	$7,993
Realized losses on securities included in earnings	1,050	(368)	682

Change in net unrealized gains on available for sale securities	$13,347	$(4,672)	$8,675

	2010
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$42,231	$(14,781)	$27,450
Realized gains on securities included in earnings	(199)	70	(129)

Change in net unrealized gains on available for sale securities	$42,032	$(14,711)	$27,321

H.	FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% and income taxes as shown in the Statement of Earnings (in thousands):

		2011	2010
	2012	(as adjusted)	(as adjusted)
Earnings before income taxes	$33,745	$10,236	$21,439

Income taxes at statutory rate	$11,811	$3,583	$7,504
Effect of:
Dividends received deduction	(880)	(822)	(653)
Other	31	72	444

Provision for income taxes as shown on the Statement of Earnings	$10,962	$2,833	$7,295

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H.	FEDERAL INCOME TAXES (CONTINUED)

The total provision for income tax expense consists of (in thousands):

		2011	2010
	2012	(as adjusted)	(as adjusted)
Federal taxes:
Current	$11,816	$8,200	$685
Deferred	(854)	(5,367)	6,610

Provision for income tax expense	$10,962	$2,833	$7,295

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

		2011
	2012	(as adjusted)
Deferred tax assets:
Policyholder liabilities	$34,955	$38,032
Investment securities	1,750	3,681
Other, net	495	651

Total deferred tax assets	37,200	42,364
Deferred tax liabilities:
Unamortized insurance acquisition costs	(55,654)	(62,507)
Unrealized gains	(32,981)	(22,182)
Investment securities	(3,514)	—

Total deferred tax liabilities	(92,149)	(84,689)

Deferred federal income tax liability	$(54,949)	$(42,325)

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC increased /(decreased) its liability for uncertain tax positions by $0.3 million in 2012, ($0.5) million in 2011 and $1.9 million in 2010, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, any adjustments to this liability will result in offsetting adjustments in AILIC’s deferred tax liability. Accordingly, the ultimate resolution of this item will not impact AILIC’s annual effective tax rate but could accelerate the payment of taxes.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2012	2011	2010
Balance at January 1	$1,406	$1,907	$—
Additions/(reductions) for tax positions of current year	343	(501)	1,907

Balance at December 31	$1,749	$1,406	$1,907

As of December 31, 2012, AILIC’s 2008 through 2012 tax years remain subject to examination by the Internal Revenue Service. Cash payments/(receipts) for income taxes, net of refunds, were $13.4 million, $7.3 million and ($3.5) million in 2012, 2011 and 2010, respectively.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I.	ADDITIONAL INFORMATION

At December 31, 2012, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $39.6 million, compared to $63.0 million at December 31, 2011. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.1 million GAAP reserve related to this benefit at December 31, 2012 compared to a $0.9 million GAAP reserve at December 31, 2011. Death benefits paid in excess of the variable annuity account balances were $0.5 million, $0.7 million and $0.5 million for 2012, 2011 and 2010, respectively. The weighted average age of these policyholders was 54 years old at December 31, 2012.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2012, AILIC paid $16 thousand in commissions to GAA. In 2011 and 2010, AILIC paid $6 thousand and $1.4 million, respectively, in commissions to GAA. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., another independent broker dealer, which resulted in a substantial decrease in paid commissions for 2012 and 2011.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2012, 2011 and 2010, AILIC paid $18.5 million, $16.6 million and $23.2 million, respectively, for services to affiliates.

AILIC expensed approximately $0.4 million in both 2012 and 2011 and $0.6 million in 2010 for its retirement and employee savings plans.

25

PART C

Other Information

Note:	This Part C contains information related to Transition20 individual variable annuity contract (File No. 333-148387) and Annuity Investors Variable Account C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc., and another broker-dealer. 4/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1814507NW). [10]

(b)	Form of Enhanced Death Benefit Rider (R1815608NW). 9/

(c)	Form of Extended Care Waiver Rider (R6020808NW). 9/

(d)	Form of Terminal Illness Rider (R6019408NW). 9/

(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (R1815408NW). 9/

(f)	Form of Guaranteed Minimum Withdrawal Benefit Rider (R1815508NW). 9/

(g)	Form of IRA Endorsement (E6003002NW). 9/

(h)	Form of Roth IRA Endorsement (E6003102NW). 9/

(i)	Form of SIMPLE IRA Endorsement (E6003202NW). 9/

(j)	Form of Inherited IRA Endorsement (E6014507NW). 9/

(k)	Form of Tax Sheltered Annuity Endorsement (TSA 403(b), and Employer Plan TSA) (E6003305NW). 9/

(l)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement (401(a) Pension or Profit Sharing) (E6003405NW). 9/

(m)	Form of Section 457 Governmental Plan Endorsement (E6003505). 9/

(n)	Form of Employer Plan Endorsement (Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (EPLAN (Rev. 2/98)-3). 9/

1

(o)	Form of Loan Endorsement (TSA 403(b), Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (E1808703NW). 9/

(5)	Applications

(a)	Form of Order Ticket (used in lieu of application) (A1814907NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds: Amendment effective April 30, 2010, to Participation Agreement. 13/

(e)	AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(f)

AIM: Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

2

(i)

AllianceBernstein Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(j)	AllianceBernstein: Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. **/

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Information Agreement. **/

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)

Dreyfus Stock Index Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 14/

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

3

(ii)

Dreyfus Socially Responsible Growth Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 14/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(iii)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 14/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)

DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 11/

(x)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(i)	DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. **/

(y)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)

FIVIT Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

(aa)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

4

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)

Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(ll)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(mm)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(nn)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(oo)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(i)

PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 14/

(pp)

PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors
LLC. 5/

(qq)

PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(rr)

PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 13/

(ss)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(tt)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

5

(uu)

Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(vv)	Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(ww)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(xx)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(yy)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2012. FW/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017
4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095,
5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095
6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005. 1933 Act File No. 033-65409, 1940 Act File No. 811-07299

6

7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095
12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
13/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 20, 2011. 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299
14/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A on or about April 30, 2013. 1933 Act File No. 033-59861, 1940 Act File No. 811-07299 (Nauticus)
FW/	Filed herewith.

7

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Brian Sponaugle	Vice President
Rebecca Schriml	Vice President
Terry J. Simpson	Vice President
Richard L.Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 8, 2013, there were 105 Individual Contract Owners of which 96 were qualified and 9 were non-qualified.

As of February 8, 2013, there were 0 Participants (Certificate Owners) in 0 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in

8

their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

9

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 22nd of April, 2013.

ANNUITY INVESTORS® VARIABLE ACCOUNT C

(Registrant)

By: /s/ S. Craig Lindner

S. Craig Lindner*

President, Chief Executive Officer and Director

Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

(Depositor)

By: /s/ S. Craig Lindner

S. Craig Lindner*

President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 22, 2013

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 22, 2013

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 22, 2013

/s/ Michael J. Prager	Director
Michael J. Prager*	April 22, 2013

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 22, 2013

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 22, 2013

10

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2012.

11